UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302,

New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: July 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

INVESTOR SHARES | DSEFX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$110	1.01%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 16.94% for the trailing twelve months ended July 31, 2026, underperforming relative to the S&P 500 Index (the “benchmark”), which returned 19.56%. The Fund invests in a diversified U.S. equity portfolio consistent with the promotion of universal human dignity and ecological sustainability. It does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

U.S. equities delivered strong returns over the period, buoyed by continued enthusiasm for artificial intelligence (AI) infrastructure spending, resilient corporate earnings, and three Federal Reserve rate cuts in the second half of 2025. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Stock selection was the primary reason that the Fund’s returns lagged the benchmark, with weak selection in Materials and Health Care partially offset by stronger selection in Communication Services. Sector positioning also had a negative impact overall, predominantly driven by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period.

The largest individual detractor was an underweight position in Tesla, which the Fund did not hold during its strongest stretch of performance. Other detractors included an overweight position in Netflix, underweight positions in Lam Research and Eli Lilly, and an out-of-benchmark position in Royal Gold. Top contributors included technology names that benefited from strong AI-driven demand, including overweight positions in Micron Technology and Marvell Technology. Other contributors included an underweight position in Oracle, as well as not holding Meta Platforms and Palantir Technologies, both of which are currently ineligible for investment based on Domini’s qualitative evaluation of their environmental and social impact.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Communication Services (underweight)

  Information Technology (overweight)

  Utilities (underweight)

Stocks:

  Micron Technology, Inc. (overweight)

  Meta Platforms, Inc. (not held, ineligible)

  Marvell Technology, Inc. (overweight)

Sectors:

  Materials (overweight)

  Health Care (overweight)

  Energy (excluded)

Stocks:

  Tesla, Inc. (underweight)

  Netflix, Inc. (overweight)

  Lam Research Corporation (underweight)

Annual Shareholder Report

July 31, 2026

DSEFX07312026

Domini Impact Equity Fund℠

Investor shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Investor shares	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,065	$10,014
9/30/2016	$10,177	$10,016
10/31/2016	$9,960	$9,834
11/30/2016	$10,445	$10,198
12/31/2016	$10,580	$10,399
1/31/2017	$10,801	$10,597
2/28/2017	$11,166	$11,018
3/31/2017	$11,121	$11,031
4/30/2017	$11,232	$11,145
5/31/2017	$11,239	$11,302
6/30/2017	$11,151	$11,372
7/31/2017	$11,407	$11,606
8/31/2017	$11,434	$11,642
9/30/2017	$11,651	$11,882
10/31/2017	$11,899	$12,159
11/30/2017	$12,175	$12,532
12/31/2017	$12,211	$12,671
1/31/2018	$12,844	$13,397
2/28/2018	$12,341	$12,903
3/31/2018	$12,126	$12,575
4/30/2018	$12,058	$12,623
5/31/2018	$12,188	$12,927
6/30/2018	$12,100	$13,007
7/31/2018	$12,584	$13,491
8/31/2018	$12,912	$13,931
9/30/2018	$12,887	$14,010
10/31/2018	$11,870	$13,052
11/30/2018	$12,151	$13,318
12/31/2018	$11,103	$12,116
1/31/2019	$11,932	$13,086
2/28/2019	$12,371	$13,506
3/31/2019	$12,614	$13,768
4/30/2019	$13,102	$14,326
5/31/2019	$12,281	$13,416
6/30/2019	$13,158	$14,362
7/31/2019	$13,378	$14,569
8/31/2019	$13,170	$14,339
9/30/2019	$13,379	$14,607
10/31/2019	$13,725	$14,924
11/30/2019	$14,207	$15,465
12/31/2019	$14,618	$15,932
1/31/2020	$14,831	$15,926
2/29/2020	$13,805	$14,615
3/31/2020	$12,359	$12,810
4/30/2020	$13,926	$14,453
5/31/2020	$14,689	$15,141
6/30/2020	$15,250	$15,442
7/31/2020	$16,319	$16,313
8/31/2020	$17,638	$17,486
9/30/2020	$17,013	$16,821
10/31/2020	$16,537	$16,374
11/30/2020	$18,303	$18,167
12/31/2020	$19,094	$18,864
1/31/2021	$19,132	$18,674
2/28/2021	$19,144	$19,189
3/31/2021	$19,471	$20,030
4/30/2021	$20,402	$21,099
5/31/2021	$20,290	$21,247
6/30/2021	$21,205	$21,742
7/31/2021	$21,774	$22,259
8/31/2021	$22,437	$22,936
9/30/2021	$21,230	$21,870
10/31/2021	$22,937	$23,403
11/30/2021	$22,681	$23,241
12/31/2021	$23,162	$24,282
1/31/2022	$21,354	$23,027
2/28/2022	$20,672	$22,338
3/31/2022	$21,353	$23,167
4/30/2022	$18,928	$21,147
5/31/2022	$18,762	$21,185
6/30/2022	$17,338	$19,437
7/31/2022	$19,021	$21,229
8/31/2022	$18,106	$20,363
9/30/2022	$16,440	$18,488
10/31/2022	$17,407	$19,985
11/30/2022	$18,421	$21,103
12/31/2022	$17,210	$19,887
1/31/2023	$18,517	$21,136
2/28/2023	$18,133	$20,620
3/31/2023	$18,997	$21,377
4/30/2023	$19,051	$21,710
5/31/2023	$19,395	$21,804
6/30/2023	$20,490	$23,245
7/31/2023	$21,038	$23,992
8/31/2023	$20,686	$23,610
9/30/2023	$19,539	$22,484
10/31/2023	$19,066	$22,011
11/30/2023	$21,067	$24,022
12/31/2023	$22,100	$25,113
1/31/2024	$22,488	$25,535
2/29/2024	$23,469	$26,898
3/31/2024	$24,025	$27,764
4/30/2024	$22,995	$26,630
5/31/2024	$24,188	$27,950
6/30/2024	$25,124	$28,953
7/31/2024	$25,308	$29,306
8/31/2024	$25,813	$30,018
9/30/2024	$26,342	$30,660
10/31/2024	$25,899	$30,381
11/30/2024	$27,332	$32,164
12/31/2024	$26,934	$31,399
1/31/2025	$27,557	$32,272
2/28/2025	$26,963	$31,852
3/31/2025	$25,194	$30,058
4/30/2025	$25,072	$29,854
5/31/2025	$26,590	$31,733
6/30/2025	$27,710	$33,347
7/31/2025	$28,062	$34,095
8/31/2025	$28,665	$34,786
9/30/2025	$29,297	$36,056
10/31/2025	$30,087	$36,900
11/30/2025	$29,900	$36,992
12/31/2025	$30,066	$37,014
1/31/2026	$30,306	$37,551
2/28/2026	$30,010	$37,265
3/31/2026	$28,302	$35,410
4/30/2026	$31,423	$39,125
5/31/2026	$33,474	$41,184
6/30/2026	$32,871	$40,792
7/31/2026	$32,815	$40,766

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Investor shares	16.94%	8.55%	12.62%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,192,826,490
Total number of portfolio holdings	157
Portfolio turnover rate	51%
Total advisory fees paid	$7,501,900

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.8%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	1.9%

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

Investor shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	1.4%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	5.0%
Industrials	5.3%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.8%
Financials	15.6%
Information Technology	39.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

Investor shares

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

INSTITUTIONAL SHARES | DIEQX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$78	0.72%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 17.28% for the trailing twelve months ended July 31, 2026, underperforming relative to the S&P 500 Index (the “benchmark”), which returned 19.56%. The Fund invests in a diversified U.S. equity portfolio consistent with the promotion of universal human dignity and ecological sustainability. It does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

U.S. equities delivered strong returns over the period, buoyed by continued enthusiasm for artificial intelligence (AI) infrastructure spending, resilient corporate earnings, and three Federal Reserve rate cuts in the second half of 2025. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Stock selection was the primary reason that the Fund’s returns lagged the benchmark, with weak selection in Materials and Health Care partially offset by stronger selection in Communication Services. Sector positioning also had a negative impact overall, predominantly driven by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period.

The largest individual detractor was an underweight position in Tesla, which the Fund did not hold during its strongest stretch of performance. Other detractors included an overweight position in Netflix, underweight positions in Lam Research and Eli Lilly, and an out-of-benchmark position in Royal Gold. Top contributors included technology names that benefited from strong AI-driven demand, including overweight positions in Micron Technology and Marvell Technology. Other contributors included an underweight position in Oracle, as well as not holding Meta Platforms and Palantir Technologies, both of which are currently ineligible for investment based on Domini’s qualitative evaluation of their environmental and social impact.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Communication Services (underweight)

  Information Technology (overweight)

  Utilities (underweight)

Stocks:

  Micron Technology, Inc. (overweight)

  Meta Platforms, Inc. (not held, ineligible)

  Marvell Technology, Inc. (overweight)

Sectors:

  Materials (overweight)

  Health Care (overweight)

  Energy (excluded)

Stocks:

  Tesla, Inc. (underweight)

  Netflix, Inc. (overweight)

  Lam Research Corporation (underweight)

Annual Shareholder Report

July 31, 2026

DIEQX07312026

Domini Impact Equity Fund℠

Institutional shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Institutional shares	S&P 500 Index
7/31/2016	$500,000	$500,000
8/31/2016	$503,570	$500,700
9/30/2016	$509,327	$500,800
10/31/2016	$498,590	$491,686
11/30/2016	$522,971	$509,878
12/31/2016	$529,966	$519,974
1/31/2017	$541,202	$529,853
2/28/2017	$559,461	$550,888
3/31/2017	$557,588	$551,549
4/30/2017	$563,206	$557,230
5/31/2017	$563,674	$565,087
6/30/2017	$559,461	$568,591
7/31/2017	$572,569	$580,304
8/31/2017	$573,974	$582,103
9/30/2017	$584,976	$594,094
10/31/2017	$597,850	$607,936
11/30/2017	$611,895	$626,600
12/31/2017	$613,680	$633,555
1/31/2018	$645,719	$669,858
2/28/2018	$620,713	$645,140
3/31/2018	$609,832	$628,754
4/30/2018	$606,700	$631,143
5/31/2018	$613,485	$646,353
6/30/2018	$609,339	$650,361
7/31/2018	$633,713	$674,554
8/31/2018	$650,748	$696,545
9/30/2018	$649,524	$700,515
10/31/2018	$598,246	$652,600
11/30/2018	$612,709	$665,913
12/31/2018	$560,165	$605,781
1/31/2019	$602,147	$654,304
2/28/2019	$624,338	$675,307
3/31/2019	$636,830	$688,408
4/30/2019	$661,544	$716,289
5/31/2019	$620,555	$670,804
6/30/2019	$664,952	$718,096
7/31/2019	$676,115	$728,437
8/31/2019	$665,857	$716,927
9/30/2019	$676,799	$730,334
10/31/2019	$694,323	$746,182
11/30/2019	$718,796	$773,268
12/31/2019	$739,843	$796,621
1/31/2020	$750,969	$796,302
2/29/2020	$699,050	$730,767
3/31/2020	$625,988	$640,517
4/30/2020	$705,829	$722,631
5/31/2020	$744,351	$757,029
6/30/2020	$773,259	$772,094
7/31/2020	$827,736	$815,640
8/31/2020	$894,665	$874,284
9/30/2020	$863,455	$841,061
10/31/2020	$839,150	$818,689
11/30/2020	$929,515	$908,335
12/31/2020	$969,897	$943,216
1/31/2021	$972,133	$933,689
2/28/2021	$972,772	$959,459
3/31/2021	$989,865	$1,001,483
4/30/2021	$1,037,535	$1,054,962
5/31/2021	$1,032,096	$1,062,347
6/30/2021	$1,079,121	$1,087,100
7/31/2021	$1,108,269	$1,112,973
8/31/2021	$1,142,221	$1,146,807
9/30/2021	$1,081,052	$1,093,481
10/31/2021	$1,168,203	$1,170,134
11/30/2021	$1,155,707	$1,162,060
12/31/2021	$1,180,700	$1,214,120
1/31/2022	$1,088,701	$1,151,350
2/28/2022	$1,054,075	$1,116,925
3/31/2022	$1,089,045	$1,158,363
4/30/2022	$965,699	$1,057,353
5/31/2022	$957,544	$1,059,257
6/30/2022	$884,915	$971,868
7/31/2022	$971,298	$1,061,474
8/31/2022	$924,706	$1,018,166
9/30/2022	$839,810	$924,393
10/31/2022	$889,491	$999,269
11/30/2022	$941,554	$1,055,128
12/31/2022	$879,839	$994,352
1/31/2023	$946,505	$1,056,798
2/28/2023	$927,408	$1,031,012
3/31/2023	$971,843	$1,068,850
4/30/2023	$974,627	$1,085,524
5/31/2023	$992,728	$1,090,192
6/30/2023	$1,048,994	$1,162,254
7/31/2023	$1,077,251	$1,199,591
8/31/2023	$1,059,460	$1,180,492
9/30/2023	$1,000,970	$1,124,206
10/31/2023	$976,889	$1,100,568
11/30/2023	$1,079,499	$1,201,078
12/31/2023	$1,132,956	$1,255,644
1/31/2024	$1,153,055	$1,276,744
2/29/2024	$1,203,832	$1,344,917
3/31/2024	$1,232,299	$1,388,190
4/30/2024	$1,179,658	$1,331,489
5/31/2024	$1,241,132	$1,397,511
6/30/2024	$1,289,799	$1,447,657
7/31/2024	$1,299,353	$1,465,279
8/31/2024	$1,325,538	$1,500,885
9/30/2024	$1,353,120	$1,533,004
10/31/2024	$1,330,462	$1,519,054
11/30/2024	$1,404,455	$1,608,224
12/31/2024	$1,384,798	$1,569,948
1/31/2025	$1,416,846	$1,613,593
2/28/2025	$1,387,034	$1,592,616
3/31/2025	$1,296,105	$1,502,882
4/30/2025	$1,290,143	$1,492,691
5/31/2025	$1,368,773	$1,586,648
6/30/2025	$1,426,683	$1,667,332
7/31/2025	$1,445,381	$1,704,752
8/31/2025	$1,476,794	$1,739,311
9/30/2025	$1,509,703	$1,802,796
10/31/2025	$1,550,840	$1,844,981
11/30/2025	$1,541,491	$1,849,594
12/31/2025	$1,550,563	$1,850,703
1/31/2026	$1,563,074	$1,877,539
2/28/2026	$1,548,478	$1,863,270
3/31/2026	$1,460,482	$1,770,488
4/30/2026	$1,621,877	$1,956,260
5/31/2026	$1,728,223	$2,059,224
6/30/2026	$1,697,183	$2,039,614
7/31/2026	$1,695,090	$2,038,319

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Institutional shares	17.28%	8.87%	12.99%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,192,826,490
Total number of portfolio holdings	157
Portfolio turnover rate	51%
Total advisory fees paid	$7,501,900

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.8%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	1.9%

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

Institutional shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	1.4%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	5.0%
Industrials	5.3%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.8%
Financials	15.6%
Information Technology	39.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

CLASS Y SHARES | DSFRX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$87	0.80%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y shares returned 17.19% for the trailing twelve months ended July 31, 2026, underperforming relative to the S&P 500 Index (the “benchmark”), which returned 19.56%. The Fund invests in a diversified U.S. equity portfolio consistent with the promotion of universal human dignity and ecological sustainability. It does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

U.S. equities delivered strong returns over the period, buoyed by continued enthusiasm for artificial intelligence (AI) infrastructure spending, resilient corporate earnings, and three Federal Reserve rate cuts in the second half of 2025. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Stock selection was the primary reason that the Fund’s returns lagged the benchmark, with weak selection in Materials and Health Care partially offset by stronger selection in Communication Services. Sector positioning also had a negative impact overall, predominantly driven by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period.

The largest individual detractor was an underweight position in Tesla, which the Fund did not hold during its strongest stretch of performance. Other detractors included an overweight position in Netflix, underweight positions in Lam Research and Eli Lilly, and an out-of-benchmark position in Royal Gold. Top contributors included technology names that benefited from strong AI-driven demand, including overweight positions in Micron Technology and Marvell Technology. Other contributors included an underweight position in Oracle, as well as not holding Meta Platforms and Palantir Technologies, both of which are currently ineligible for investment based on Domini’s qualitative evaluation of their environmental and social impact.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Communication Services (underweight)

  Information Technology (overweight)

  Utilities (underweight)

Stocks:

  Micron Technology, Inc. (overweight)

  Meta Platforms, Inc. (not held, ineligible)

  Marvell Technology, Inc. (overweight)

Sectors:

  Materials (overweight)

  Health Care (overweight)

  Energy (excluded)

Stocks:

  Tesla, Inc. (underweight)

  Netflix, Inc. (overweight)

  Lam Research Corporation (underweight)

Annual Shareholder Report

July 31, 2026

DSFRX07312026

Domini Impact Equity Fund℠

Class Y shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Class Y shares	S&P 500 Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,064	$10,014
9/30/2016	$10,173	$10,016
10/31/2016	$9,962	$9,834
11/30/2016	$10,450	$10,198
12/31/2016	$10,587	$10,399
1/31/2017	$10,819	$10,597
2/28/2017	$11,188	$11,018
3/31/2017	$11,130	$11,031
4/30/2017	$11,246	$11,145
5/31/2017	$11,246	$11,302
6/30/2017	$11,168	$11,372
7/31/2017	$11,420	$11,606
8/31/2017	$11,459	$11,642
9/30/2017	$11,672	$11,882
10/31/2017	$11,924	$12,159
11/30/2017	$12,215	$12,532
12/31/2017	$12,264	$12,671
1/31/2018	$12,887	$13,397
2/28/2018	$12,383	$12,903
3/31/2018	$12,170	$12,575
4/30/2018	$12,107	$12,623
5/31/2018	$12,243	$12,927
6/30/2018	$12,157	$13,007
7/31/2018	$12,643	$13,491
8/31/2018	$12,978	$13,931
9/30/2018	$12,958	$14,010
10/31/2018	$11,935	$13,052
11/30/2018	$12,223	$13,318
12/31/2018	$11,168	$12,116
1/31/2019	$12,005	$13,086
2/28/2019	$12,453	$13,506
3/31/2019	$12,700	$13,768
4/30/2019	$13,193	$14,326
5/31/2019	$12,370	$13,416
6/30/2019	$13,258	$14,362
7/31/2019	$13,481	$14,569
8/31/2019	$13,277	$14,339
9/30/2019	$13,488	$14,607
10/31/2019	$13,837	$14,924
11/30/2019	$14,331	$15,465
12/31/2019	$14,748	$15,932
1/31/2020	$14,969	$15,926
2/29/2020	$13,935	$14,615
3/31/2020	$12,476	$12,810
4/30/2020	$14,066	$14,453
5/31/2020	$14,832	$15,141
6/30/2020	$15,408	$15,442
7/31/2020	$16,492	$16,313
8/31/2020	$17,830	$17,486
9/30/2020	$17,202	$16,821
10/31/2020	$16,718	$16,374
11/30/2020	$18,516	$18,167
12/31/2020	$19,316	$18,864
1/31/2021	$19,361	$18,674
2/28/2021	$19,380	$19,189
3/31/2021	$19,711	$20,030
4/30/2021	$20,666	$21,099
5/31/2021	$20,557	$21,247
6/30/2021	$21,489	$21,742
7/31/2021	$22,069	$22,259
8/31/2021	$22,750	$22,936
9/30/2021	$21,525	$21,870
10/31/2021	$23,264	$23,403
11/30/2021	$23,009	$23,241
12/31/2021	$23,506	$24,282
1/31/2022	$21,678	$23,027
2/28/2022	$20,983	$22,338
3/31/2022	$21,676	$23,167
4/30/2022	$19,218	$21,147
5/31/2022	$19,056	$21,185
6/30/2022	$17,611	$19,437
7/31/2022	$19,327	$21,229
8/31/2022	$18,394	$20,363
9/30/2022	$16,713	$18,488
10/31/2022	$17,693	$19,985
11/30/2022	$18,727	$21,103
12/31/2022	$17,504	$19,887
1/31/2023	$18,828	$21,136
2/28/2023	$18,442	$20,620
3/31/2023	$19,323	$21,377
4/30/2023	$19,385	$21,710
5/31/2023	$19,738	$21,804
6/30/2023	$20,857	$23,245
7/31/2023	$21,411	$23,992
8/31/2023	$21,058	$23,610
9/30/2023	$19,896	$22,484
10/31/2023	$19,418	$22,011
11/30/2023	$21,454	$24,022
12/31/2023	$22,516	$25,113
1/31/2024	$22,907	$25,535
2/29/2024	$23,915	$26,898
3/31/2024	$24,483	$27,764
4/30/2024	$23,439	$26,630
5/31/2024	$24,659	$27,950
6/30/2024	$25,613	$28,953
7/31/2024	$25,802	$29,306
8/31/2024	$26,329	$30,018
9/30/2024	$26,872	$30,660
10/31/2024	$26,422	$30,381
11/30/2024	$27,890	$32,164
12/31/2024	$27,491	$31,399
1/31/2025	$28,126	$32,272
2/28/2025	$27,528	$31,852
3/31/2025	$25,727	$30,058
4/30/2025	$25,609	$29,854
5/31/2025	$27,167	$31,733
6/30/2025	$28,321	$33,347
7/31/2025	$28,684	$34,095
8/31/2025	$29,306	$34,786
9/30/2025	$29,958	$36,056
10/31/2025	$30,773	$36,900
11/30/2025	$30,588	$36,992
12/31/2025	$30,764	$37,014
1/31/2026	$31,011	$37,551
2/28/2026	$30,714	$37,265
3/31/2026	$28,974	$35,410
4/30/2026	$32,174	$39,125
5/31/2026	$34,277	$41,184
6/30/2026	$33,664	$40,792
7/31/2026	$33,614	$40,766

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Class Y shares	17.19%	8.78%	12.89%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's current investment strategy commenced on December 1, 2018, with the current subadviser. Fund performance prior to that reflects the investment strategies employed at that time.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,192,826,490
Total number of portfolio holdings	157
Portfolio turnover rate	51%
Total advisory fees paid	$7,501,900

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	7.1%
Alphabet, Inc., Class A	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.8%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	1.9%

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

Class Y shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	0.1%
Utilities	1.4%
Consumer Staples	3.0%
Materials	3.3%
Real Estate	5.0%
Industrials	5.3%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.8%
Financials	15.6%
Information Technology	39.8%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact Equity Fund℠

Class Y shares

Annual Shareholder Report

July 31, 2026

Domini Sustainable Solutions Fund℠

INVESTOR SHARES | CAREX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$152	1.33%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 28.83% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 18.66%. This Fund invests in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered strong returns over the period, supported by resilient corporate earnings, three Federal Reserve rate cuts in the second half of 2025, and continued enthusiasm for artificial intelligence (AI) infrastructure spending. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Relative to the benchmark, outperformance was primarily driven by stock selection and overweight positioning in Information Technology (IT), which benefited from AI-related infrastructure spending. The top overall contributor was optical networking company Ciena, which more than quadrupled during the period. Other IT names among the top contributors were specialty glass and fiber manufacturer Corning, electronics manufacturing services company Flex, and cybersecurity software company Palo Alto Networks. Selection was also strong in Industrials, where the top contributor was building systems company Comfort Systems USA.

Top detractors included fintech and payments company Fiserv, Latin American e-commerce company MercadoLibre, design software company Autodesk, and healthcare robotics company Intuitive Surgical. Results were also negatively impacted by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Information Technology (overweight)

  Industrials (overweight)

  Communication Services (underweight)

Stocks:

  Ciena Corporation (overweight)

  Corning Incorporated (overweight)

  Comfort Systems USA, Inc. (overweight)

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Energy (excluded)

Stocks:

  Fiserv, Inc. (overweight)

  MercadoLibre, Inc. (overweight)

  Autodesk, Inc. (overweight)

Annual Shareholder Report

July 31, 2026

CAREX07312026

Domini Sustainable Solutions Fund℠

Investor shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Investor shares	MSCI World Equal Weighted Index (net)
4/1/2020	$10,000	$10,000
4/30/2020	$11,680	$11,021
5/31/2020	$12,870	$11,628
6/30/2020	$13,600	$11,852
7/31/2020	$15,280	$12,216
8/31/2020	$16,480	$12,916
9/30/2020	$16,600	$12,606
10/31/2020	$16,410	$12,338
11/30/2020	$18,850	$14,186
12/31/2020	$20,084	$14,788
1/31/2021	$20,715	$14,690
2/28/2021	$19,764	$15,174
3/31/2021	$18,658	$15,696
4/30/2021	$18,709	$16,229
5/31/2021	$18,234	$16,580
6/30/2021	$19,371	$16,577
7/31/2021	$19,702	$16,695
8/31/2021	$20,074	$17,038
9/30/2021	$19,009	$16,493
10/31/2021	$21,138	$17,017
11/30/2021	$19,588	$16,301
12/31/2021	$18,776	$16,988
1/31/2022	$16,546	$16,096
2/28/2022	$16,439	$15,932
3/31/2022	$16,977	$16,100
4/30/2022	$14,597	$14,907
5/31/2022	$14,510	$14,953
6/30/2022	$13,412	$13,562
7/31/2022	$14,855	$14,482
8/31/2022	$14,133	$13,905
9/30/2022	$13,002	$12,524
10/31/2022	$13,821	$13,300
11/30/2022	$14,554	$14,454
12/31/2022	$13,670	$14,133
1/31/2023	$14,672	$15,283
2/28/2023	$14,532	$14,869
3/31/2023	$14,575	$14,974
4/30/2023	$13,950	$15,168
5/31/2023	$13,778	$14,615
6/30/2023	$14,586	$15,411
7/31/2023	$14,963	$16,073
8/31/2023	$14,521	$15,477
9/30/2023	$13,875	$14,820
10/31/2023	$13,218	$14,111
11/30/2023	$14,586	$15,469
12/31/2023	$15,469	$16,494
1/31/2024	$15,695	$16,339
2/29/2024	$16,611	$16,703
3/31/2024	$16,837	$17,315
4/30/2024	$16,072	$16,677
5/31/2024	$17,182	$17,209
6/30/2024	$17,088	$16,936
7/31/2024	$17,217	$17,657
8/31/2024	$17,831	$18,196
9/30/2024	$17,917	$18,629
10/31/2024	$17,174	$17,945
11/30/2024	$17,917	$18,572
12/31/2024	$17,023	$17,761
1/31/2025	$17,637	$18,468
2/28/2025	$17,055	$18,542
3/31/2025	$16,323	$18,233
4/30/2025	$16,581	$18,680
5/31/2025	$17,303	$19,510
6/30/2025	$17,745	$20,125
7/31/2025	$17,476	$20,121
8/31/2025	$17,939	$20,802
9/30/2025	$18,736	$21,029
10/31/2025	$19,275	$21,014
11/30/2025	$19,350	$21,234
12/31/2025	$19,350	$21,563
1/31/2026	$20,029	$22,321
2/28/2026	$20,977	$23,241
3/31/2026	$19,900	$21,448
4/30/2026	$21,602	$22,840
5/31/2026	$23,089	$23,494
6/30/2026	$23,731	$23,397
7/31/2026	$22,513	$23,876

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	Since Inception (4/1/20)
Investor shares	28.83%	2.70%	13.67%
MSCI World Equal Weighted Index (net)	18.66%	7.41%	14.72%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$54,551,263
Total number of portfolio holdings	47
Portfolio turnover rate	42%
Total advisory fees paid	$394,759

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Palo Alto Networks, Inc.	4.2%
CaixaBank SA	3.4%
Vertex Pharmaceuticals, Inc.	3.4%
DNB Bank ASA	3.1%
Federal Agricultural Mortgage Corp., Class C	3.0%
Crowdstrike Holdings, Inc., Class A	3.0%
GSK PLC	2.9%
Resona Holdings, Inc.	2.8%
Natera, Inc.	2.7%
Quest Diagnostics, Inc.	2.7%

Annual Shareholder Report

July 31, 2026

Domini Sustainable Solutions Fund℠

Investor shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
Real Estate	2.4%
Communication Services	2.4%
Consumer Staples	2.7%
Consumer Discretionary	3.6%
Utilities	4.4%
Materials	4.6%
Financials	15.1%
Health Care	17.5%
Information Technology	19.5%
Industrials	24.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
OtherFootnote Reference*	3.4%
Australia	2.0%
United Kingdom	2.0%
Netherlands	2.1%
Spain	3.4%
Italy	3.8%
Norway	4.2%
Germany	4.8%
Japan	4.9%
United States	66.2%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in expense limitation: Effective November 30, 2025, the Adviser reduced the contractual expense limitation for the Fund's Investor shares from 1.40% to 1.30%. The reduced expense limitation is in effect through November 30, 2026.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Sustainable Solutions Fund℠

Investor shares

Annual Shareholder Report

July 31, 2026

Domini Sustainable Solutions Fund℠

INSTITUTIONAL SHARES | LIFEX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Sustainable Solutions Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$124	1.08%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 29.09% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI World Equal Weighted Net Total Return Index (the “benchmark”), which returned 18.66%. This Fund invests in a high-conviction portfolio of fewer than 50 stocks, seeking solution-oriented companies that support certain sustainability themes. The portfolio is constructed through bottom-up stock selection, and it is not managed to or constrained by the benchmark.

Global equities delivered strong returns over the period, supported by resilient corporate earnings, three Federal Reserve rate cuts in the second half of 2025, and continued enthusiasm for artificial intelligence (AI) infrastructure spending. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire supported a recovery in risk appetite.

Relative to the benchmark, outperformance was primarily driven by stock selection and overweight positioning in Information Technology (IT), which benefited from AI-related infrastructure spending. The top overall contributor was optical networking company Ciena, which more than quadrupled during the period. Other IT names among the top contributors were specialty glass and fiber manufacturer Corning, electronics manufacturing services company Flex, and cybersecurity software company Palo Alto Networks. Selection was also strong in Industrials, where the top contributor was building systems company Comfort Systems USA.

Top detractors included fintech and payments company Fiserv, Latin American e-commerce company MercadoLibre, design software company Autodesk, and healthcare robotics company Intuitive Surgical. Results were also negatively impacted by the Fund’s zero exposure to Energy, which was the top performing sector for the benchmark over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Information Technology (overweight)

  Industrials (overweight)

  Communication Services (underweight)

Stocks:

  Ciena Corporation (overweight)

  Corning Incorporated (overweight)

  Comfort Systems USA, Inc. (overweight)

Sectors:

  Consumer Discretionary (underweight)

  Materials (underweight)

  Energy (excluded)

Stocks:

  Fiserv, Inc. (overweight)

  MercadoLibre, Inc. (overweight)

  Autodesk, Inc. (overweight)

Annual Shareholder Report

July 31, 2026

LIFEX07312026

Domini Sustainable Solutions Fund℠

Institutional shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Institutional shares	MSCI World Equal Weighted Index (net)
4/1/2020	$500,000	$500,000
4/30/2020	$584,000	$551,030
5/31/2020	$643,500	$581,419
6/30/2020	$680,500	$592,620
7/31/2020	$764,500	$610,794
8/31/2020	$824,500	$645,808
9/30/2020	$831,000	$630,282
10/31/2020	$821,500	$616,886
11/30/2020	$944,000	$709,275
12/31/2020	$1,005,703	$739,411
1/31/2021	$1,037,745	$734,492
2/28/2021	$990,199	$758,678
3/31/2021	$935,418	$784,777
4/30/2021	$937,485	$811,460
5/31/2021	$914,229	$828,977
6/30/2021	$971,077	$828,857
7/31/2021	$988,132	$834,769
8/31/2021	$1,007,253	$851,916
9/30/2021	$954,023	$824,655
10/31/2021	$1,060,484	$850,845
11/30/2021	$982,964	$815,068
12/31/2021	$942,931	$849,397
1/31/2022	$830,729	$804,800
2/28/2022	$825,874	$796,577
3/31/2022	$852,846	$805,008
4/30/2022	$733,091	$745,361
5/31/2022	$729,315	$747,626
6/30/2022	$674,293	$678,097
7/31/2022	$747,117	$724,118
8/31/2022	$710,974	$695,261
9/30/2022	$654,334	$626,223
10/31/2022	$695,331	$665,011
11/30/2022	$732,012	$722,700
12/31/2022	$687,779	$706,658
1/31/2023	$738,486	$764,165
2/28/2023	$732,012	$743,464
3/31/2023	$734,170	$748,720
4/30/2023	$702,883	$758,408
5/31/2023	$694,252	$730,774
6/30/2023	$735,249	$770,528
7/31/2023	$754,129	$803,650
8/31/2023	$732,012	$773,859
9/30/2023	$699,646	$741,021
10/31/2023	$666,741	$705,552
11/30/2023	$735,788	$773,428
12/31/2023	$780,562	$824,700
1/31/2024	$791,890	$816,967
2/29/2024	$838,281	$835,165
3/31/2024	$849,609	$865,770
4/30/2024	$811,309	$833,857
5/31/2024	$867,410	$860,457
6/30/2024	$862,989	$846,781
7/31/2024	$870,010	$882,870
8/31/2024	$901,332	$909,795
9/30/2024	$905,653	$931,439
10/31/2024	$868,390	$897,228
11/30/2024	$906,193	$928,596
12/31/2024	$860,829	$888,034
1/31/2025	$892,692	$923,423
2/28/2025	$862,989	$927,115
3/31/2025	$825,726	$911,632
4/30/2025	$839,227	$933,996
5/31/2025	$876,490	$975,518
6/30/2025	$898,533	$1,006,239
7/31/2025	$885,550	$1,006,052
8/31/2025	$908,811	$1,040,092
9/30/2025	$949,383	$1,051,452
10/31/2025	$976,972	$1,050,680
11/30/2025	$980,759	$1,061,712
12/31/2025	$980,759	$1,078,142
1/31/2026	$1,015,921	$1,116,069
2/28/2026	$1,064,067	$1,162,074
3/31/2026	$1,009,430	$1,072,380
4/30/2026	$1,095,983	$1,142,013
5/31/2026	$1,172,259	$1,174,678
6/30/2026	$1,204,450	$1,169,842
7/31/2026	$1,143,198	$1,193,816

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	Since Inception (4/1/20)
Institutional shares	29.09%	2.96%	13.95%
MSCI World Equal Weighted Index (net)	18.66%	7.41%	14.72%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$54,551,263
Total number of portfolio holdings	47
Portfolio turnover rate	42%
Total advisory fees paid	$394,759

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Palo Alto Networks, Inc.	4.2%
CaixaBank SA	3.4%
Vertex Pharmaceuticals, Inc.	3.4%
DNB Bank ASA	3.1%
Federal Agricultural Mortgage Corp., Class C	3.0%
Crowdstrike Holdings, Inc., Class A	3.0%
GSK PLC	2.9%
Resona Holdings, Inc.	2.8%
Natera, Inc.	2.7%
Quest Diagnostics, Inc.	2.7%

Annual Shareholder Report

July 31, 2026

Domini Sustainable Solutions Fund℠

Institutional shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
Real Estate	2.4%
Communication Services	2.4%
Consumer Staples	2.7%
Consumer Discretionary	3.6%
Utilities	4.4%
Materials	4.6%
Financials	15.1%
Health Care	17.5%
Information Technology	19.5%
Industrials	24.6%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	3.2%
OtherFootnote Reference*	3.4%
Australia	2.0%
United Kingdom	2.0%
Netherlands	2.1%
Spain	3.4%
Italy	3.8%
Norway	4.2%
Germany	4.8%
Japan	4.9%
United States	66.2%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Reduction in expense limitation: Effective November 30, 2025, the Adviser reduced the contractual expense limitation for the Fund's Institutional shares from 1.15% to 1.05%. The reduced expense limitation is in effect through November 30, 2026.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Sustainable Solutions Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

INVESTOR SHARES | DOMIX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$145	1.29%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 24.14% for the trailing twelve months ended July 31, 2026, underperforming relative to the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 24.33%.

International developed equities delivered strong returns over the period, outpacing U.S. equities, supported by resilient corporate earnings, continued investment in artificial intelligence (AI) infrastructure, and supportive central bank actions across major economies. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire in early April supported a recovery in risk appetite.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. In aggregate, Wellington’s Quantitative Equity (“QE”) model made a positive contribution to performance over the period, driven by positive performance from value and momentum factors and partially offset by negative performance from quality factors.

From a sector perspective, positive stock selection in Consumer Discretionary, Financials, Industrials, and Communication Services was partially offset by weaker selection in Information Technology and Materials. Sector positioning detracted overall, predominantly driven by the Fund’s zero exposure to Energy, which was among the top performing sectors over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels. The top individual contributors were overweight positions in pharmaceutical company GSK and banking groups Banco Santander and ABN AMRO. The top detractors were an underweight position in semiconductor equipment supplier ASML and overweight positions in investment company 3i Group and accounting software company Sage Group.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (overweight)

  Financials (overweight)

  Industrials (underweight)

Stocks:

  GSK plc (overweight)

  Banco Santander S.A. (overweight)

  ABN AMRO Bank N.V. (overweight)

Sectors:

  Information Technology (overweight)

  Materials (underweight)

  Consumer Staples (underweight)

Stocks:

  ASML Holding N.V. (underweight)

  3i Group plc (overweight)

  The Sage Group plc (overweight)

Annual Shareholder Report

July 31, 2026

DOMIX07312026

Domini Impact International Equity Fund℠

Investor shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Investor shares	MSCI EAFE Net Total Return USD Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,041	$10,007
9/30/2016	$10,190	$10,130
10/31/2016	$10,122	$9,923
11/30/2016	$9,797	$9,725
12/31/2016	$10,092	$10,058
1/31/2017	$10,518	$10,349
2/28/2017	$10,724	$10,497
3/31/2017	$11,039	$10,786
4/30/2017	$11,438	$11,060
5/31/2017	$11,767	$11,466
6/30/2017	$11,703	$11,446
7/31/2017	$12,061	$11,775
8/31/2017	$12,074	$11,771
9/30/2017	$12,226	$12,064
10/31/2017	$12,419	$12,247
11/30/2017	$12,405	$12,376
12/31/2017	$12,575	$12,575
1/31/2018	$13,335	$13,206
2/28/2018	$12,688	$12,611
3/31/2018	$12,490	$12,384
4/30/2018	$12,659	$12,666
5/31/2018	$12,336	$12,381
6/30/2018	$12,029	$12,230
7/31/2018	$12,311	$12,531
8/31/2018	$12,014	$12,289
9/30/2018	$12,099	$12,396
10/31/2018	$11,097	$11,409
11/30/2018	$11,097	$11,394
12/31/2018	$10,520	$10,842
1/31/2019	$11,319	$11,554
2/28/2019	$11,482	$11,849
3/31/2019	$11,601	$11,923
4/30/2019	$11,822	$12,258
5/31/2019	$11,171	$11,670
6/30/2019	$11,858	$12,362
7/31/2019	$11,472	$12,205
8/31/2019	$11,087	$11,889
9/30/2019	$11,442	$12,230
10/31/2019	$11,783	$12,669
11/30/2019	$11,932	$12,812
12/31/2019	$12,303	$13,229
1/31/2020	$11,984	$12,952
2/29/2020	$10,965	$11,781
3/31/2020	$9,231	$10,209
4/30/2020	$9,840	$10,868
5/31/2020	$10,387	$11,341
6/30/2020	$10,615	$11,726
7/31/2020	$11,072	$12,000
8/31/2020	$11,589	$12,616
9/30/2020	$11,360	$12,288
10/31/2020	$10,965	$11,798
11/30/2020	$12,425	$13,627
12/31/2020	$13,008	$14,260
1/31/2021	$12,825	$14,108
2/28/2021	$13,085	$14,425
3/31/2021	$13,513	$14,757
4/30/2021	$13,757	$15,201
5/31/2021	$14,353	$15,696
6/30/2021	$14,165	$15,520
7/31/2021	$14,319	$15,637
8/31/2021	$14,597	$15,912
9/30/2021	$13,872	$15,451
10/31/2021	$14,196	$15,831
11/30/2021	$13,703	$15,095
12/31/2021	$14,398	$15,867
1/31/2022	$13,671	$15,101
2/28/2022	$13,316	$14,833
3/31/2022	$13,176	$14,929
4/30/2022	$12,125	$13,963
5/31/2022	$12,156	$14,068
6/30/2022	$10,863	$12,762
7/31/2022	$11,566	$13,398
8/31/2022	$10,863	$12,761
9/30/2022	$9,862	$11,568
10/31/2022	$10,409	$12,190
11/30/2022	$11,550	$13,563
12/31/2022	$11,397	$13,574
1/31/2023	$12,469	$14,673
2/28/2023	$12,059	$14,367
3/31/2023	$12,295	$14,723
4/30/2023	$12,532	$15,138
5/31/2023	$11,949	$14,498
6/30/2023	$12,672	$15,157
7/31/2023	$13,089	$15,648
8/31/2023	$12,592	$15,049
9/30/2023	$12,143	$14,535
10/31/2023	$11,710	$13,946
11/30/2023	$12,993	$15,240
12/31/2023	$13,835	$16,050
1/31/2024	$13,803	$16,142
2/29/2024	$14,157	$16,438
3/31/2024	$14,753	$16,978
4/30/2024	$14,302	$16,543
5/31/2024	$15,139	$17,184
6/30/2024	$14,754	$16,906
7/31/2024	$15,130	$17,402
8/31/2024	$15,670	$17,968
9/30/2024	$15,866	$18,134
10/31/2024	$15,114	$17,148
11/30/2024	$15,425	$17,050
12/31/2024	$14,977	$16,663
1/31/2025	$15,608	$17,538
2/28/2025	$16,006	$17,878
3/31/2025	$15,790	$17,806
4/30/2025	$16,537	$18,622
5/31/2025	$17,333	$19,474
6/30/2025	$17,772	$19,903
7/31/2025	$17,572	$19,624
8/31/2025	$18,205	$20,461
9/30/2025	$18,622	$20,852
10/31/2025	$18,755	$21,098
11/30/2025	$18,988	$21,228
12/31/2025	$19,594	$21,865
1/31/2026	$20,406	$23,006
2/28/2026	$21,455	$24,071
3/31/2026	$19,746	$21,594
4/30/2026	$21,032	$23,203
5/31/2026	$21,472	$23,915
6/30/2026	$21,662	$23,932
7/31/2026	$21,815	$24,400

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Investor shares	24.14%	8.78%	8.11%
MSCI EAFE Net Total Return USD Index	24.33%	9.31%	9.33%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,023,935,683
Total number of portfolio holdings	149
Portfolio turnover rate	88%
Total advisory fees paid	$7,884,537

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.4%
ASML Holding NV	2.9%
BNP Paribas SA	2.4%
Banco Santander SA	2.4%
Sony Group Corp.	2.4%
Vodafone Group PLC	2.3%
Recruit Holdings Co. Ltd.	2.3%
Deutsche Telekom AG	2.2%
Sanofi SA	2.1%
Fortescue Ltd.	2.1%

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

Investor shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	1.0%
Real Estate	3.2%
Materials	3.7%
Consumer Staples	4.0%
Communication Services	5.0%
Consumer Discretionary	10.3%
Information Technology	12.5%
Health Care	12.6%
Industrials	19.5%
Financials	26.7%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	11.6%
Spain	3.4%
Australia	4.5%
Switzerland	4.6%
Singapore	4.6%
Sweden	5.7%
United States	7.3%
Netherlands	7.6%
United Kingdom	7.6%
Germany	8.7%
France	8.9%
Japan	24.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

Investor shares

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

INSTITUTIONAL SHARES | DOMOX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$101	0.90%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 24.67% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 24.33%.

International developed equities delivered strong returns over the period, outpacing U.S. equities, supported by resilient corporate earnings, continued investment in artificial intelligence (AI) infrastructure, and supportive central bank actions across major economies. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire in early April supported a recovery in risk appetite.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. In aggregate, Wellington’s Quantitative Equity (“QE”) model made a positive contribution to performance over the period, driven by positive performance from value and momentum factors and partially offset by negative performance from quality factors.

From a sector perspective, positive stock selection in Consumer Discretionary, Financials, Industrials, and Communication Services was partially offset by weaker selection in Information Technology and Materials. Sector positioning detracted overall, predominantly driven by the Fund’s zero exposure to Energy, which was among the top performing sectors over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels. The top individual contributors were overweight positions in pharmaceutical company GSK and banking groups Banco Santander and ABN AMRO. The top detractors were an underweight position in semiconductor equipment supplier ASML and overweight positions in investment company 3i Group and accounting software company Sage Group.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (overweight)

  Financials (overweight)

  Industrials (underweight)

Stocks:

  GSK plc (overweight)

  Banco Santander S.A. (overweight)

  ABN AMRO Bank N.V. (overweight)

Sectors:

  Information Technology (overweight)

  Materials (underweight)

  Consumer Staples (underweight)

Stocks:

  ASML Holding N.V. (underweight)

  3i Group plc (overweight)

  The Sage Group plc (overweight)

Annual Shareholder Report

July 31, 2026

DOMOX07312026

Domini Impact International Equity Fund℠

Institutional shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Institutional shares	MSCI EAFE Net Total Return USD Index
7/31/2016	$500,000	$500,000
8/31/2016	$502,030	$500,355
9/30/2016	$509,472	$506,502
10/31/2016	$506,766	$496,141
11/30/2016	$490,528	$486,260
12/31/2016	$505,827	$502,887
1/31/2017	$526,473	$517,475
2/28/2017	$537,484	$524,875
3/31/2017	$553,313	$539,324
4/30/2017	$572,582	$553,022
5/31/2017	$589,099	$573,318
6/30/2017	$586,712	$572,286
7/31/2017	$603,989	$588,768
8/31/2017	$605,371	$588,533
9/30/2017	$613,663	$603,187
10/31/2017	$623,338	$612,356
11/30/2017	$622,647	$618,785
12/31/2017	$631,187	$628,748
1/31/2018	$670,193	$660,311
2/28/2018	$637,570	$630,531
3/31/2018	$627,641	$619,181
4/30/2018	$636,152	$633,299
5/31/2018	$619,840	$619,050
6/30/2018	$604,637	$611,497
7/31/2018	$619,593	$626,540
8/31/2018	$604,637	$614,448
9/30/2018	$608,910	$619,793
10/31/2018	$558,346	$570,458
11/30/2018	$559,058	$569,716
12/31/2018	$530,654	$542,085
1/31/2019	$570,434	$577,700
2/28/2019	$579,441	$592,431
3/31/2019	$584,695	$596,164
4/30/2019	$596,704	$612,916
5/31/2019	$563,679	$583,496
6/30/2019	$598,944	$618,097
7/31/2019	$579,356	$610,247
8/31/2019	$560,521	$594,442
9/30/2019	$578,602	$611,503
10/31/2019	$595,930	$633,455
11/30/2019	$603,464	$640,613
12/31/2019	$622,277	$661,433
1/31/2020	$605,962	$647,609
2/29/2020	$555,466	$589,066
3/31/2020	$467,679	$510,425
4/30/2020	$498,754	$543,399
5/31/2020	$526,721	$567,037
6/30/2020	$538,374	$586,316
7/31/2020	$561,681	$599,977
8/31/2020	$588,094	$630,816
9/30/2020	$576,441	$614,415
10/31/2020	$557,019	$589,900
11/30/2020	$630,822	$681,334
12/31/2020	$660,267	$713,016
1/31/2021	$651,631	$705,422
2/28/2021	$664,978	$721,245
3/31/2021	$686,961	$737,826
4/30/2021	$700,307	$760,028
5/31/2021	$730,926	$784,812
6/30/2021	$721,153	$775,983
7/31/2021	$729,086	$781,826
8/31/2021	$744,160	$795,618
9/30/2021	$706,873	$772,529
10/31/2021	$724,326	$791,533
11/30/2021	$698,939	$754,727
12/31/2021	$735,020	$793,369
1/31/2022	$698,229	$755,033
2/28/2022	$679,833	$741,669
3/31/2022	$673,435	$746,438
4/30/2022	$619,848	$698,143
5/31/2022	$621,448	$703,379
6/30/2022	$555,811	$638,106
7/31/2022	$591,461	$669,883
8/31/2022	$556,621	$638,064
9/30/2022	$504,767	$578,405
10/31/2022	$533,125	$609,512
11/30/2022	$591,461	$678,143
12/31/2022	$584,359	$678,685
1/31/2023	$639,425	$733,659
2/28/2023	$618,878	$718,325
3/31/2023	$631,207	$736,140
4/30/2023	$643,535	$756,899
5/31/2023	$613,125	$724,882
6/30/2023	$650,483	$757,864
7/31/2023	$672,277	$782,419
8/31/2023	$647,130	$752,444
9/30/2023	$624,497	$726,741
10/31/2023	$602,702	$697,279
11/30/2023	$668,086	$762,000
12/31/2023	$711,775	$802,485
1/31/2024	$710,930	$807,108
2/29/2024	$728,682	$821,881
3/31/2024	$759,114	$848,913
4/30/2024	$737,135	$827,173
5/31/2024	$780,248	$859,184
6/30/2024	$760,488	$845,314
7/31/2024	$780,274	$870,112
8/31/2024	$808,664	$898,391
9/30/2024	$818,987	$906,683
10/31/2024	$779,414	$857,376
11/30/2024	$796,620	$852,515
12/31/2024	$773,155	$833,129
1/31/2025	$806,428	$876,910
2/28/2025	$826,567	$893,913
3/31/2025	$816,059	$890,306
4/30/2025	$854,586	$931,087
5/31/2025	$895,739	$973,688
6/30/2025	$918,715	$995,142
7/31/2025	$909,026	$981,210
8/31/2025	$942,498	$1,023,041
9/30/2025	$963,638	$1,042,620
10/31/2025	$970,685	$1,054,881
11/30/2025	$983,016	$1,061,421
12/31/2025	$1,015,615	$1,093,264
1/31/2026	$1,058,604	$1,150,310
2/28/2026	$1,112,340	$1,203,570
3/31/2026	$1,023,676	$1,079,722
4/30/2026	$1,091,742	$1,160,162
5/31/2026	$1,114,132	$1,195,744
6/30/2026	$1,124,311	$1,196,581
7/31/2026	$1,133,320	$1,219,998

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Institutional shares	24.67%	9.22%	8.53%
MSCI EAFE Net Total Return USD Index	24.33%	9.31%	9.33%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,023,935,683
Total number of portfolio holdings	149
Portfolio turnover rate	88%
Total advisory fees paid	$7,884,537

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.4%
ASML Holding NV	2.9%
BNP Paribas SA	2.4%
Banco Santander SA	2.4%
Sony Group Corp.	2.4%
Vodafone Group PLC	2.3%
Recruit Holdings Co. Ltd.	2.3%
Deutsche Telekom AG	2.2%
Sanofi SA	2.1%
Fortescue Ltd.	2.1%

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

Institutional shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	1.0%
Real Estate	3.2%
Materials	3.7%
Consumer Staples	4.0%
Communication Services	5.0%
Consumer Discretionary	10.3%
Information Technology	12.5%
Health Care	12.6%
Industrials	19.5%
Financials	26.7%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	11.6%
Spain	3.4%
Australia	4.5%
Switzerland	4.6%
Singapore	4.6%
Sweden	5.7%
United States	7.3%
Netherlands	7.6%
United Kingdom	7.6%
Germany	8.7%
France	8.9%
Japan	24.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

CLASS Y SHARES | DOMYX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact International Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$110	0.98%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y shares returned 24.53% for the trailing twelve months ended July 31, 2026, outperforming relative to the MSCI EAFE Net Total Return Index (the “benchmark”), which returned 24.33%.

International developed equities delivered strong returns over the period, outpacing U.S. equities, supported by resilient corporate earnings, continued investment in artificial intelligence (AI) infrastructure, and supportive central bank actions across major economies. Markets navigated meaningful volatility, including a first-quarter 2026 selloff tied to U.S.–Iran tensions that sent energy prices sharply higher. This was followed by a strong rebound in the second quarter, as initial reports of a potential cease-fire in early April supported a recovery in risk appetite.

Domini, the Fund’s Adviser, determines which companies meet its Impact Investment Standards. Wellington Management, the Fund’s Subadviser, then selects Domini-approved securities and manages risk using proprietary quantitative models. In aggregate, Wellington’s Quantitative Equity (“QE”) model made a positive contribution to performance over the period, driven by positive performance from value and momentum factors and partially offset by negative performance from quality factors.

From a sector perspective, positive stock selection in Consumer Discretionary, Financials, Industrials, and Communication Services was partially offset by weaker selection in Information Technology and Materials. Sector positioning detracted overall, predominantly driven by the Fund’s zero exposure to Energy, which was among the top performing sectors over the period. The Fund does not invest in the GICS Energy sector in accordance with Domini’s exclusionary standards on fossil fuels. The top individual contributors were overweight positions in pharmaceutical company GSK and banking groups Banco Santander and ABN AMRO. The top detractors were an underweight position in semiconductor equipment supplier ASML and overweight positions in investment company 3i Group and accounting software company Sage Group.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

Sectors:

  Consumer Discretionary (overweight)

  Financials (overweight)

  Industrials (underweight)

Stocks:

  GSK plc (overweight)

  Banco Santander S.A. (overweight)

  ABN AMRO Bank N.V. (overweight)

Sectors:

  Information Technology (overweight)

  Materials (underweight)

  Consumer Staples (underweight)

Stocks:

  ASML Holding N.V. (underweight)

  3i Group plc (overweight)

  The Sage Group plc (overweight)

Annual Shareholder Report

July 31, 2026

DOMYX07312026

Domini Impact International Equity Fund℠

Class Y shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Class Y shares	MSCI EAFE Net Total Return USD Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,041	$10,007
9/30/2016	$10,190	$10,130
10/31/2016	$10,122	$9,923
11/30/2016	$9,797	$9,725
12/31/2016	$10,092	$10,058
1/31/2017	$10,518	$10,349
2/28/2017	$10,724	$10,497
3/31/2017	$11,039	$10,786
4/30/2017	$11,438	$11,060
5/31/2017	$11,767	$11,466
6/30/2017	$11,703	$11,446
7/31/2017	$12,061	$11,775
8/31/2017	$12,074	$11,771
9/30/2017	$12,226	$12,064
10/31/2017	$12,419	$12,247
11/30/2017	$12,405	$12,376
12/31/2017	$12,575	$12,575
1/31/2018	$13,335	$13,206
2/28/2018	$12,688	$12,611
3/31/2018	$12,490	$12,384
4/30/2018	$12,659	$12,666
5/31/2018	$12,336	$12,381
6/30/2018	$12,029	$12,230
7/31/2018	$12,297	$12,531
8/31/2018	$12,014	$12,289
9/30/2018	$12,099	$12,396
10/31/2018	$11,083	$11,409
11/30/2018	$11,111	$11,394
12/31/2018	$10,521	$10,842
1/31/2019	$11,324	$11,554
2/28/2019	$11,488	$11,849
3/31/2019	$11,607	$11,923
4/30/2019	$11,845	$12,258
5/31/2019	$11,176	$11,670
6/30/2019	$11,886	$12,362
7/31/2019	$11,498	$12,205
8/31/2019	$11,109	$11,889
9/30/2019	$11,468	$12,230
10/31/2019	$11,811	$12,669
11/30/2019	$11,960	$12,812
12/31/2019	$12,336	$13,229
1/31/2020	$12,013	$12,952
2/29/2020	$11,013	$11,781
3/31/2020	$9,260	$10,209
4/30/2020	$9,890	$10,868
5/31/2020	$10,444	$11,341
6/30/2020	$10,675	$11,726
7/31/2020	$11,121	$12,000
8/31/2020	$11,644	$12,616
9/30/2020	$11,413	$12,288
10/31/2020	$11,028	$11,798
11/30/2020	$12,490	$13,627
12/31/2020	$13,084	$14,260
1/31/2021	$12,913	$14,108
2/28/2021	$13,177	$14,425
3/31/2021	$13,612	$14,757
4/30/2021	$13,876	$15,201
5/31/2021	$14,467	$15,696
6/30/2021	$14,286	$15,520
7/31/2021	$14,443	$15,637
8/31/2021	$14,726	$15,912
9/30/2021	$14,004	$15,451
10/31/2021	$14,333	$15,831
11/30/2021	$13,847	$15,095
12/31/2021	$14,557	$15,867
1/31/2022	$13,813	$15,101
2/28/2022	$13,465	$14,833
3/31/2022	$13,323	$14,929
4/30/2022	$12,263	$13,963
5/31/2022	$12,294	$14,068
6/30/2022	$10,993	$12,762
7/31/2022	$11,698	$13,398
8/31/2022	$11,009	$12,761
9/30/2022	$9,983	$11,568
10/31/2022	$10,544	$12,190
11/30/2022	$11,714	$13,563
12/31/2022	$11,564	$13,574
1/31/2023	$12,652	$14,673
2/28/2023	$12,246	$14,367
3/31/2023	$12,473	$14,723
4/30/2023	$12,733	$15,138
5/31/2023	$12,132	$14,498
6/30/2023	$12,883	$15,157
7/31/2023	$13,296	$15,648
8/31/2023	$12,816	$15,049
9/30/2023	$12,353	$14,535
10/31/2023	$11,922	$13,946
11/30/2023	$13,214	$15,240
12/31/2023	$14,080	$16,050
1/31/2024	$14,063	$16,142
2/29/2024	$14,414	$16,438
3/31/2024	$15,031	$16,978
4/30/2024	$14,581	$16,543
5/31/2024	$15,431	$17,184
6/30/2024	$15,054	$16,906
7/31/2024	$15,427	$17,402
8/31/2024	$15,987	$17,968
9/30/2024	$16,191	$18,134
10/31/2024	$15,427	$17,148
11/30/2024	$15,766	$17,050
12/31/2024	$15,294	$16,663
1/31/2025	$15,933	$17,538
2/28/2025	$16,347	$17,878
3/31/2025	$16,140	$17,806
4/30/2025	$16,899	$18,622
5/31/2025	$17,711	$19,474
6/30/2025	$18,176	$19,903
7/31/2025	$17,967	$19,624
8/31/2025	$18,627	$20,461
9/30/2025	$19,043	$20,852
10/31/2025	$19,182	$21,098
11/30/2025	$19,425	$21,228
12/31/2025	$20,063	$21,865
1/31/2026	$20,910	$23,006
2/28/2026	$21,969	$24,071
3/31/2026	$20,222	$21,594
4/30/2026	$21,563	$23,203
5/31/2026	$22,004	$23,915
6/30/2026	$22,215	$23,932
7/31/2026	$22,375	$24,400

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Class Y shares	24.53%	9.15%	8.39%
MSCI EAFE Net Total Return USD Index	24.33%	9.31%	9.33%

Reflects the performance of the Investor shares (DOMIX) for the portion of the period prior to Class Y inception on July 23, 2018. This performance has not been adjusted to take into account the lower expenses applicable to Class Y shares.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$1,023,935,683
Total number of portfolio holdings	149
Portfolio turnover rate	88%
Total advisory fees paid	$7,884,537

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Novartis AG	3.4%
ASML Holding NV	2.9%
BNP Paribas SA	2.4%
Banco Santander SA	2.4%
Sony Group Corp.	2.4%
Vodafone Group PLC	2.3%
Recruit Holdings Co. Ltd.	2.3%
Deutsche Telekom AG	2.2%
Sanofi SA	2.1%
Fortescue Ltd.	2.1%

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

Class Y shares

July 31, 2026

SECTOR ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
Utilities	1.0%
Real Estate	3.2%
Materials	3.7%
Consumer Staples	4.0%
Communication Services	5.0%
Consumer Discretionary	10.3%
Information Technology	12.5%
Health Care	12.6%
Industrials	19.5%
Financials	26.7%

GEOGRAPHICAL ALLOCATION (% of net assets)

Table Summary
Value	Value
Other Assets, Less Liabilities	1.5%
OtherFootnote Reference*	11.6%
Spain	3.4%
Australia	4.5%
Switzerland	4.6%
Singapore	4.6%
Sweden	5.7%
United States	7.3%
Netherlands	7.6%
United Kingdom	7.6%
Germany	8.7%
France	8.9%
Japan	24.0%
Footnote	Description
Footnote*	Amounts represent investments in countries less than 2% of net assets

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s prospectus at domini.com/funddocuments.

Portfolio Manager update: Effective on June 30, 2026, Andrew Gossard, Managing Director, Director, Quantitative Equity Research, Quantitative Investment Group of Wellington Management Company LLP, was added as a portfolio manager of the Fund. Effective November 30, 2026, Mark Yarger will retire as a portfolio manager of the Fund and the portfolio managers of the Fund will be Christopher Grohe and Andrew Gossard of Wellington Management.

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact International Equity Fund℠

Class Y shares

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

INVESTOR SHARES | DSBFX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor shares	$88	0.87%

How did the Fund perform last year and what affected its performance?

The Fund’s Investor shares returned 2.39% for the trailing twelve months ended July 31, 2026, underperforming relative to the Bloomberg U.S. Aggregate Bond Index (the “benchmark”), which returned 2.71%.

U.S. bonds generated positive total returns over the period, with credit sectors outperforming duration-equivalent government bonds. Yields were volatile as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy, and most developed-market sovereign yields ended higher. The first half of 2026 was marked by increased volatility and periods of spread widening amid U.S.–Iran tensions, but conditions improved toward the end of the period as supportive technicals helped restore risk sentiment.

The Fund maintained an underweight to investment-grade corporate bonds in favor of high-yield credit, bank loans, taxable municipals, and securitized sectors. Out-of-benchmark allocations to high yield and bank loans were among the top contributors, benefiting from their coupon advantage. An overweight to taxable municipals and a modest allocation to convertible bonds also contributed favorably. Within securitized sectors, agency mortgage-backed securities and commercial mortgage-backed securities contributed positively despite spikes in interest rate volatility. This was partially offset by a negative impact from asset-backed securities, particularly auto loans.

Relative to the benchmark, the Fund had a longer duration position for most of the period, which was a headwind for performance, particularly during the first half. The Fund does not invest in U.S. Treasuries in accordance with Domini’s exclusionary standards on nuclear weapons. During the period, the Fund used derivatives to help implement overall duration strategy. This exposure modestly detracted in aggregate, primarily attributable to U.S. interest rate swaps and partially offset by a positive impact from developed non-U.S. government derivatives.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  High-Yield Credit

  Other (primarily convertible bonds)

  Agency Mortgage-Backed Securities (MBS)

  Asset-Backed Securities (ABS)

  Duration/Yield-Curve Positioning

Annual Shareholder Report

July 31, 2026

DSBFX07312026

Domini Impact Bond Fund℠

Investor shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Investor shares	Bloomberg U.S. Aggregate Bond Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,010	$9,989
9/30/2016	$10,009	$9,983
10/31/2016	$9,912	$9,907
11/30/2016	$9,676	$9,672
12/31/2016	$9,687	$9,686
1/31/2017	$9,704	$9,705
2/28/2017	$9,773	$9,770
3/31/2017	$9,764	$9,765
4/30/2017	$9,852	$9,841
5/31/2017	$9,931	$9,916
6/30/2017	$9,922	$9,906
7/31/2017	$9,968	$9,949
8/31/2017	$10,056	$10,039
9/30/2017	$10,012	$9,990
10/31/2017	$10,016	$9,996
11/30/2017	$10,017	$9,983
12/31/2017	$10,060	$10,029
1/31/2018	$9,937	$9,914
2/28/2018	$9,859	$9,820
3/31/2018	$9,914	$9,883
4/30/2018	$9,844	$9,809
5/31/2018	$9,909	$9,879
6/30/2018	$9,904	$9,867
7/31/2018	$9,894	$9,869
8/31/2018	$9,951	$9,932
9/30/2018	$9,889	$9,868
10/31/2018	$9,798	$9,791
11/30/2018	$9,838	$9,849
12/31/2018	$9,968	$10,030
1/31/2019	$10,092	$10,137
2/28/2019	$10,118	$10,131
3/31/2019	$10,290	$10,325
4/30/2019	$10,320	$10,328
5/31/2019	$10,499	$10,512
6/30/2019	$10,623	$10,645
7/31/2019	$10,663	$10,668
8/31/2019	$10,934	$10,944
9/30/2019	$10,880	$10,886
10/31/2019	$10,902	$10,919
11/30/2019	$10,891	$10,914
12/31/2019	$10,879	$10,906
1/31/2020	$11,071	$11,115
2/29/2020	$11,256	$11,315
3/31/2020	$11,094	$11,249
4/30/2020	$11,368	$11,449
5/31/2020	$11,472	$11,503
6/30/2020	$11,631	$11,575
7/31/2020	$11,847	$11,748
8/31/2020	$11,815	$11,652
9/30/2020	$11,802	$11,647
10/31/2020	$11,722	$11,594
11/30/2020	$11,901	$11,708
12/31/2020	$11,974	$11,724
1/31/2021	$11,950	$11,640
2/28/2021	$11,768	$11,472
3/31/2021	$11,634	$11,329
4/30/2021	$11,738	$11,418
5/31/2021	$11,760	$11,456
6/30/2021	$11,882	$11,536
7/31/2021	$11,973	$11,665
8/31/2021	$11,975	$11,643
9/30/2021	$11,877	$11,542
10/31/2021	$11,879	$11,538
11/30/2021	$11,891	$11,573
12/31/2021	$11,873	$11,543
1/31/2022	$11,602	$11,295
2/28/2022	$11,445	$11,168
3/31/2022	$11,097	$10,858
4/30/2022	$10,667	$10,446
5/31/2022	$10,684	$10,513
6/30/2022	$10,438	$10,348
7/31/2022	$10,712	$10,601
8/31/2022	$10,454	$10,302
9/30/2022	$9,974	$9,857
10/31/2022	$9,788	$9,730
11/30/2022	$10,135	$10,088
12/31/2022	$10,132	$10,042
1/31/2023	$10,461	$10,350
2/28/2023	$10,222	$10,082
3/31/2023	$10,430	$10,338
4/30/2023	$10,492	$10,401
5/31/2023	$10,399	$10,288
6/30/2023	$10,359	$10,251
7/31/2023	$10,330	$10,244
8/31/2023	$10,269	$10,179
9/30/2023	$10,008	$9,920
10/31/2023	$9,843	$9,763
11/30/2023	$10,301	$10,206
12/31/2023	$10,712	$10,596
1/31/2024	$10,704	$10,567
2/29/2024	$10,590	$10,418
3/31/2024	$10,677	$10,514
4/30/2024	$10,397	$10,248
5/31/2024	$10,593	$10,422
6/30/2024	$10,706	$10,521
7/31/2024	$10,979	$10,767
8/31/2024	$11,126	$10,921
9/30/2024	$11,281	$11,068
10/31/2024	$10,959	$10,793
11/30/2024	$11,053	$10,907
12/31/2024	$10,896	$10,729
1/31/2025	$10,948	$10,786
2/28/2025	$11,187	$11,023
3/31/2025	$11,172	$11,027
4/30/2025	$11,201	$11,070
5/31/2025	$11,108	$10,991
6/30/2025	$11,279	$11,160
7/31/2025	$11,242	$11,131
8/31/2025	$11,383	$11,264
9/30/2025	$11,480	$11,387
10/31/2025	$11,543	$11,458
11/30/2025	$11,607	$11,529
12/31/2025	$11,558	$11,512
1/31/2026	$11,600	$11,524
2/28/2026	$11,789	$11,713
3/31/2026	$11,571	$11,506
4/30/2026	$11,600	$11,519
5/31/2026	$11,631	$11,555
6/30/2026	$11,674	$11,583
7/31/2026	$11,510	$11,432

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Investor shares	2.39%	(0.79%)	1.42%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	1.35%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$261,291,049
Total number of portfolio holdings	389
Portfolio turnover rate	195%
Total advisory fees paid	$1,460,824

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Federal Home Loan Bank Discount Notes, 0.000%, 08/10/26	6.5%
Federal National Mortgage Association, TBA, 5.500%, 08/01/56	6.4%
European Investment Bank, 0.750%, 09/23/30	4.3%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.3%
Federal Home Loan Banks, 3.315%, 11/13/35	2.2%
Federal Home Loan Bank Discount Notes, 0.000%, 10/13/26	2.1%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.8%

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

Investor shares

July 31, 2026

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(8.8%)
Convertible Bonds	0.6%
Senior Floating Rate Interests	1.5%
Asset Backed Securities	2.6%
Foreign Government & Agency Securities	3.1%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	25.5%
Corporate Bonds and Notes	34.5%
Mortgage Backed Securities	36.3%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

Investor shares

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

INSTITUTIONAL SHARES | DSBIX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional shares	$58	0.57%

How did the Fund perform last year and what affected its performance?

The Fund’s Institutional shares returned 2.69% for the trailing twelve months ended July 31, 2026, underperforming relative to the Bloomberg U.S. Aggregate Bond Index (the “benchmark”), which returned 2.71%.

U.S. bonds generated positive total returns over the period, with credit sectors outperforming duration-equivalent government bonds. Yields were volatile as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy, and most developed-market sovereign yields ended higher. The first half of 2026 was marked by increased volatility and periods of spread widening amid U.S.–Iran tensions, but conditions improved toward the end of the period as supportive technicals helped restore risk sentiment.

The Fund maintained an underweight to investment-grade corporate bonds in favor of high-yield credit, bank loans, taxable municipals, and securitized sectors. Out-of-benchmark allocations to high yield and bank loans were among the top contributors, benefiting from their coupon advantage. An overweight to taxable municipals and a modest allocation to convertible bonds also contributed favorably. Within securitized sectors, agency mortgage-backed securities and commercial mortgage-backed securities contributed positively despite spikes in interest rate volatility. This was partially offset by a negative impact from asset-backed securities, particularly auto loans.

Relative to the benchmark, the Fund had a longer duration position for most of the period, which was a headwind for performance, particularly during the first half. The Fund does not invest in U.S. Treasuries in accordance with Domini’s exclusionary standards on nuclear weapons. During the period, the Fund used derivatives to help implement overall duration strategy. This exposure modestly detracted in aggregate, primarily attributable to U.S. interest rate swaps and partially offset by a positive impact from developed non-U.S. government derivatives.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  High-Yield Credit

  Other (primarily convertible bonds)

  Agency Mortgage-Backed Securities (MBS)

  Asset-Backed Securities (ABS)

  Duration/Yield-Curve Positioning

Annual Shareholder Report

July 31, 2026

DSBIX07312026

Domini Impact Bond Fund℠

Institutional shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $500,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Institutional shares	Bloomberg U.S. Aggregate Bond Index
7/31/2016	$500,000	$500,000
8/31/2016	$500,647	$499,450
9/30/2016	$500,706	$499,150
10/31/2016	$496,414	$495,357
11/30/2016	$484,694	$483,617
12/31/2016	$484,889	$484,294
1/31/2017	$485,856	$485,262
2/28/2017	$489,449	$488,514
3/31/2017	$489,558	$488,269
4/30/2017	$493,613	$492,029
5/31/2017	$497,715	$495,818
6/30/2017	$497,400	$495,322
7/31/2017	$499,380	$497,452
8/31/2017	$504,380	$501,929
9/30/2017	$502,280	$499,520
10/31/2017	$502,605	$499,819
11/30/2017	$502,767	$499,170
12/31/2017	$505,078	$501,466
1/31/2018	$499,037	$495,699
2/28/2018	$495,197	$490,990
3/31/2018	$497,652	$494,132
4/30/2018	$494,703	$490,456
5/31/2018	$498,104	$493,939
6/30/2018	$497,487	$493,346
7/31/2018	$497,577	$493,444
8/31/2018	$500,570	$496,603
9/30/2018	$497,583	$493,424
10/31/2018	$493,092	$489,526
11/30/2018	$495,249	$492,463
12/31/2018	$502,020	$501,525
1/31/2019	$507,935	$506,841
2/28/2019	$509,362	$506,537
3/31/2019	$518,664	$516,262
4/30/2019	$519,893	$516,417
5/31/2019	$529,093	$525,609
6/30/2019	$535,485	$532,232
7/31/2019	$537,657	$533,403
8/31/2019	$551,578	$547,218
9/30/2019	$548,967	$544,318
10/31/2019	$550,205	$545,951
11/30/2019	$549,761	$545,678
12/31/2019	$549,304	$545,296
1/31/2020	$559,654	$555,765
2/29/2020	$568,736	$565,769
3/31/2020	$560,633	$562,431
4/30/2020	$574,667	$572,443
5/31/2020	$580,146	$575,133
6/30/2020	$588,337	$578,756
7/31/2020	$599,501	$587,380
8/31/2020	$597,521	$582,622
9/30/2020	$596,976	$582,331
10/31/2020	$593,544	$579,710
11/30/2020	$602,790	$585,391
12/31/2020	$606,693	$586,211
1/31/2021	$605,086	$581,990
2/28/2021	$596,424	$573,610
3/31/2021	$589,760	$566,439
4/30/2021	$595,178	$570,914
5/31/2021	$596,471	$572,798
6/30/2021	$602,844	$576,808
7/31/2021	$607,615	$583,268
8/31/2021	$607,887	$582,160
9/30/2021	$602,535	$577,095
10/31/2021	$603,262	$576,922
11/30/2021	$604,044	$578,653
12/31/2021	$602,763	$577,148
1/31/2022	$589,563	$564,740
2/28/2022	$581,665	$558,415
3/31/2022	$564,492	$542,891
4/30/2022	$542,623	$522,315
5/31/2022	$543,628	$525,658
6/30/2022	$531,153	$517,412
7/31/2022	$544,756	$530,054
8/31/2022	$532,227	$515,107
9/30/2022	$507,717	$492,854
10/31/2022	$498,328	$486,496
11/30/2022	$516,218	$504,380
12/31/2022	$516,210	$502,106
1/31/2023	$533,217	$517,520
2/28/2023	$521,051	$504,117
3/31/2023	$531,854	$516,921
4/30/2023	$535,175	$520,074
5/31/2023	$530,005	$514,411
6/30/2023	$528,050	$512,559
7/31/2023	$527,203	$512,204
8/31/2023	$524,216	$508,932
9/30/2023	$511,447	$495,998
10/31/2023	$502,540	$488,171
11/30/2023	$526,206	$510,278
12/31/2023	$547,468	$529,811
1/31/2024	$547,186	$528,356
2/29/2024	$541,448	$520,891
3/31/2024	$546,075	$525,702
4/30/2024	$531,751	$512,422
5/31/2024	$542,008	$521,109
6/30/2024	$547,947	$526,044
7/31/2024	$561,608	$538,332
8/31/2024	$569,874	$546,066
9/30/2024	$577,431	$553,378
10/31/2024	$561,523	$539,655
11/30/2024	$566,469	$545,360
12/31/2024	$558,542	$536,435
1/31/2025	$561,335	$539,280
2/28/2025	$573,778	$551,144
3/31/2025	$572,578	$551,353
4/30/2025	$574,791	$553,519
5/31/2025	$570,096	$549,556
6/30/2025	$579,092	$558,006
7/31/2025	$577,288	$556,533
8/31/2025	$584,732	$563,191
9/30/2025	$589,896	$569,335
10/31/2025	$592,733	$572,890
11/30/2025	$596,158	$576,442
12/31/2025	$594,354	$575,590
1/31/2026	$596,082	$576,205
2/28/2026	$606,596	$585,640
3/31/2026	$595,419	$575,321
4/30/2026	$597,070	$575,965
5/31/2026	$598,808	$577,759
6/30/2026	$600,572	$579,150
7/31/2026	$592,798	$571,605

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Institutional shares	2.69%	(0.49%)	1.72%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	1.35%

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$261,291,049
Total number of portfolio holdings	389
Portfolio turnover rate	195%
Total advisory fees paid	$1,460,824

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Federal Home Loan Bank Discount Notes, 0.000%, 08/10/26	6.5%
Federal National Mortgage Association, TBA, 5.500%, 08/01/56	6.4%
European Investment Bank, 0.750%, 09/23/30	4.3%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.3%
Federal Home Loan Banks, 3.315%, 11/13/35	2.2%
Federal Home Loan Bank Discount Notes, 0.000%, 10/13/26	2.1%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.8%

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

Institutional shares

July 31, 2026

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(8.8%)
Convertible Bonds	0.6%
Senior Floating Rate Interests	1.5%
Asset Backed Securities	2.6%
Foreign Government & Agency Securities	3.1%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	25.5%
Corporate Bonds and Notes	34.5%
Mortgage Backed Securities	36.3%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

Institutional shares

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

CLASS Y SHARES | DSBYX

Shareholder Report Overview

This annual shareholder report contains important information about the Domini Impact Bond Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at domini.com. You can also request information by contacting us at 1-800-582-6757 or by emailing funddocuments@domini.com.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y shares	$66	0.65%

How did the Fund perform last year and what affected its performance?

The Fund’s Class Y shares returned 2.61% for the trailing twelve months ended July 31, 2026, underperforming relative to the Bloomberg U.S. Aggregate Bond Index (the “benchmark”), which returned 2.71%.

U.S. bonds generated positive total returns over the period, with credit sectors outperforming duration-equivalent government bonds. Yields were volatile as markets balanced resilient economic growth, persistent inflation, and evolving expectations for Federal Reserve policy, and most developed-market sovereign yields ended higher. The first half of 2026 was marked by increased volatility and periods of spread widening amid U.S.–Iran tensions, but conditions improved toward the end of the period as supportive technicals helped restore risk sentiment.

The Fund maintained an underweight to investment-grade corporate bonds in favor of high-yield credit, bank loans, taxable municipals, and securitized sectors. Out-of-benchmark allocations to high yield and bank loans were among the top contributors, benefiting from their coupon advantage. An overweight to taxable municipals and a modest allocation to convertible bonds also contributed favorably. Within securitized sectors, agency mortgage-backed securities and commercial mortgage-backed securities contributed positively despite spikes in interest rate volatility. This was partially offset by a negative impact from asset-backed securities, particularly auto loans.

Relative to the benchmark, the Fund had a longer duration position for most of the period, which was a headwind for performance, particularly during the first half. The Fund does not invest in U.S. Treasuries in accordance with Domini’s exclusionary standards on nuclear weapons. During the period, the Fund used derivatives to help implement overall duration strategy. This exposure modestly detracted in aggregate, primarily attributable to U.S. interest rate swaps and partially offset by a positive impact from developed non-U.S. government derivatives.

  Top Relative Contributors

↑

  Top Relative Detractors

↓

  High-Yield Credit

  Other (primarily convertible bonds)

  Agency Mortgage-Backed Securities (MBS)

  Asset-Backed Securities (ABS)

  Duration/Yield-Curve Positioning

Annual Shareholder Report

July 31, 2026

DSBYX07312026

Domini Impact Bond Fund℠

Class Y shares

July 31, 2026

How has the Fund performed?

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

CUMULATIVE RETURNS OF A HYPOTHETICAL $10,000 INVESTMENT (as of 7/31/2026)

Table Summary
	Class Y shares	Bloomberg U.S. Aggregate Bond Index
7/31/2016	$10,000	$10,000
8/31/2016	$10,010	$9,989
9/30/2016	$10,009	$9,983
10/31/2016	$9,912	$9,907
11/30/2016	$9,676	$9,672
12/31/2016	$9,687	$9,686
1/31/2017	$9,704	$9,705
2/28/2017	$9,773	$9,770
3/31/2017	$9,764	$9,765
4/30/2017	$9,852	$9,841
5/31/2017	$9,931	$9,916
6/30/2017	$9,922	$9,906
7/31/2017	$9,968	$9,949
8/31/2017	$10,056	$10,039
9/30/2017	$10,012	$9,990
10/31/2017	$10,016	$9,996
11/30/2017	$10,017	$9,983
12/31/2017	$10,060	$10,029
1/31/2018	$9,937	$9,914
2/28/2018	$9,859	$9,820
3/31/2018	$9,914	$9,883
4/30/2018	$9,844	$9,809
5/31/2018	$9,909	$9,879
6/30/2018	$9,904	$9,867
7/31/2018	$9,894	$9,869
8/31/2018	$9,951	$9,932
9/30/2018	$9,889	$9,868
10/31/2018	$9,798	$9,791
11/30/2018	$9,838	$9,849
12/31/2018	$9,968	$10,030
1/31/2019	$10,092	$10,137
2/28/2019	$10,118	$10,131
3/31/2019	$10,290	$10,325
4/30/2019	$10,320	$10,328
5/31/2019	$10,499	$10,512
6/30/2019	$10,623	$10,645
7/31/2019	$10,663	$10,668
8/31/2019	$10,934	$10,944
9/30/2019	$10,880	$10,886
10/31/2019	$10,902	$10,919
11/30/2019	$10,891	$10,914
12/31/2019	$10,879	$10,906
1/31/2020	$11,071	$11,115
2/29/2020	$11,256	$11,315
3/31/2020	$11,094	$11,249
4/30/2020	$11,368	$11,449
5/31/2020	$11,472	$11,503
6/30/2020	$11,631	$11,575
7/31/2020	$11,847	$11,748
8/31/2020	$11,815	$11,652
9/30/2020	$11,802	$11,647
10/31/2020	$11,722	$11,594
11/30/2020	$11,901	$11,708
12/31/2020	$11,974	$11,724
1/31/2021	$11,950	$11,640
2/28/2021	$11,768	$11,472
3/31/2021	$11,634	$11,329
4/30/2021	$11,738	$11,418
5/31/2021	$11,760	$11,456
6/30/2021	$11,884	$11,536
7/31/2021	$11,977	$11,665
8/31/2021	$11,981	$11,643
9/30/2021	$11,886	$11,542
10/31/2021	$11,890	$11,538
11/30/2021	$11,905	$11,573
12/31/2021	$11,889	$11,543
1/31/2022	$11,620	$11,295
2/28/2022	$11,465	$11,168
3/31/2022	$11,119	$10,858
4/30/2022	$10,690	$10,446
5/31/2022	$10,709	$10,513
6/30/2022	$10,465	$10,348
7/31/2022	$10,741	$10,601
8/31/2022	$10,485	$10,302
9/30/2022	$10,005	$9,857
10/31/2022	$9,821	$9,730
11/30/2022	$10,171	$10,088
12/31/2022	$10,170	$10,042
1/31/2023	$10,502	$10,350
2/28/2023	$10,263	$10,082
3/31/2023	$10,474	$10,338
4/30/2023	$10,538	$10,401
5/31/2023	$10,437	$10,288
6/30/2023	$10,398	$10,251
7/31/2023	$10,381	$10,244
8/31/2023	$10,322	$10,179
9/30/2023	$10,062	$9,920
10/31/2023	$9,888	$9,763
11/30/2023	$10,360	$10,206
12/31/2023	$10,775	$10,596
1/31/2024	$10,769	$10,567
2/29/2024	$10,656	$10,418
3/31/2024	$10,746	$10,514
4/30/2024	$10,466	$10,248
5/31/2024	$10,665	$10,422
6/30/2024	$10,781	$10,521
7/31/2024	$11,047	$10,767
8/31/2024	$11,208	$10,921
9/30/2024	$11,366	$11,068
10/31/2024	$11,044	$10,793
11/30/2024	$11,140	$10,907
12/31/2024	$10,985	$10,729
1/31/2025	$11,039	$10,786
2/28/2025	$11,281	$11,023
3/31/2025	$11,257	$11,027
4/30/2025	$11,300	$11,070
5/31/2025	$11,208	$10,991
6/30/2025	$11,383	$11,160
7/31/2025	$11,347	$11,131
8/31/2025	$11,492	$11,264
9/30/2025	$11,592	$11,387
10/31/2025	$11,658	$11,458
11/30/2025	$11,724	$11,529
12/31/2025	$11,677	$11,512
1/31/2026	$11,722	$11,524
2/28/2026	$11,915	$11,713
3/31/2026	$11,696	$11,506
4/30/2026	$11,728	$11,519
5/31/2026	$11,761	$11,555
6/30/2026	$11,795	$11,583
7/31/2026	$11,643	$11,432

Average Annual Total Returns (as of 7/31/26)

Table Summary
Name	1 Year	5 Years	10 Years
Class Y shares	2.61%	(0.56%)	1.53%
Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40%)	1.35%

Reflects the performance of the Investor shares (DSBFX) for the portion of the period prior to Class Y inception on June 1, 2021. This performance has not been adjusted to take into account the lower expenses applicable to Class Y shares.

Visit domini.com/performance for the most recent performance information.

Key Fund Statistics

The following table outlines certain key Fund statistics as of the end of the reporting period:

Table Summary
Fund's net assets	$261,291,049
Total number of portfolio holdings	389
Portfolio turnover rate	195%
Total advisory fees paid	$1,460,824

What did the Fund invest in?

The following table identifies the Fund's top ten portfolio holdings as of the end of the reporting period:

TOP TEN HOLDINGS (% of net assets)

Table Summary
Federal Home Loan Bank Discount Notes, 0.000%, 08/10/26	6.5%
Federal National Mortgage Association, TBA, 5.500%, 08/01/56	6.4%
European Investment Bank, 0.750%, 09/23/30	4.3%
Federal National Mortgage Association, 0.875%, 08/05/30	2.7%
Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/34	2.3%
Federal Home Loan Banks, 3.315%, 11/13/35	2.2%
Federal Home Loan Bank Discount Notes, 0.000%, 10/13/26	2.1%
Federal National Mortgage Association Principal STRIPS, 0.000%, 07/15/37	2.0%
Federal Home Loan Banks, 3.250%, 11/16/28	1.9%
Federal National Mortgage Association, 0.750%, 10/08/27	1.8%

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

Class Y shares

July 31, 2026

PORTFOLIO COMPOSITION (% of net assets)

Table Summary
Value	Value
Other Liabilities, Less Assets	(8.8%)
Convertible Bonds	0.6%
Senior Floating Rate Interests	1.5%
Asset Backed Securities	2.6%
Foreign Government & Agency Securities	3.1%
Municipal Bonds	4.7%
U.S. Government Agency Obligations	25.5%
Corporate Bonds and Notes	34.5%
Mortgage Backed Securities	36.3%

Additional Information

You can find additional information on the Fund’s website, domini.com/funddocuments, including its:

  Prospectus

  Fund holdings

  Financial information

  Proxy voting information

You can also request this information by contacting us at 1-800-582-6757.

Scan for more information

Annual Shareholder Report

July 31, 2026

Domini Impact Bond Fund℠

Class Y shares

(b)	Not applicable

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Registrant is filing its code of ethics with this report.

Item 3. Audit Committee Financial Expert.

John L. Shields, a member of the Audit Committee, has been determined by the Board of Trustees of the registrant in its reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in the instructions to Form N-CSR. In addition, Mr. Shields is an “independent” member of the Audit Committee as defined in the instructions to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended July 31, 2026, and July 31, 2025, the aggregate audit fees billed to the registrant by KPMG LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, are shown in the table below:

Fund	2026	2025
Domini Impact Equity Fund	$48,735	$47,085
Domini Impact Bond Fund	$53,165	$51,365
Domini Impact International Equity Fund	$44,885	$43,365
Domini Sustainable Solutions Fund	$42,675	$41,230
Domini International Opportunities Fund	N/A	$0

(b) Audit-Related Fees

There were no audit-related fees billed by KPMG for services rendered for assurance and related services to the registrant that were reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as audit fees, for the fiscal years ended July 31, 2026, and July 31, 2025.

There were no audit-related fees billed by KPMG for the fiscal years ended July 31, 2026, and July 31, 2025 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Domini Impact Investments LLC and entities controlling, controlled by, or under common control with Domini Impact Investments LLC (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the registrant (“Service Providers”).

(c) Tax Fees

In each of the fiscal years ended July 31, 2026, and July 31, 2025, the aggregate tax fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the registrant are shown in the table below:

Fund	2026		2025
Domini Impact Equity Fund		$9,380		$9,060
Domini Impact Bond Fund		$9,380		$9,060
Domini Impact International Equity Fund		$9,380		$9,060
Domini Sustainable Solutions Fund Domini International Opportunities Fund	$ $	9,380 0	$ $	9,060 9,060

There were no tax fees billed by KPMG for the fiscal years ended July 31, 2026, and July 31, 2025 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of the registrant’s Service Providers.

(d) All Other Fees

There were no other fees billed by KPMG for the fiscal years ended July 31, 2026 and July 31, 2025 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

There were no other fees billed by KPMG for the fiscal years ended July 31, 2026, and July 31, 2025 that were required to be approved by the registrant’s Audit Committee for other non-audit services rendered on behalf of the registrant’s Service Providers.

(e)(1) Audit Committee Preapproval Policy: The Registrant’s Audit Committee Preapproval Policy is set forth below:

1.	Statement of Principles

The Audit Committee is required to preapprove audit and non-audit services performed for each series of the Domini Investment Trust, (each such series a “Fund” and collectively, the “Funds”) by the independent registered public accountant in order to assure that the provision of such services does not impair the accountant’s independence. The Audit Committee also is required to preapprove non-audit services performed by the Funds’ independent registered public accountant for the Funds’ investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds. The preapproval of these services also is intended to assure that the provision of the services does not impair the accountant’s independence.

Unless a type of service to be provided by the independent registered public accountant has received preapproval, it will require separate preapproval by the Audit Committee. Also, any proposed services exceeding preapproved cost levels will require separate preapproval by the Audit Committee. When considering services for preapproval the Audit Committee will take into account such matters as it deems appropriate or advisable, including applicable rules regarding auditor independence.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services for the Funds, that have the preapproval of the Audit Committee. The term of any preapproval is 12 months from the date of preapproval, unless the Audit Committee specifically provides for a different period. The Audit Committee will periodically revise the list of preapproved services based on subsequent determinations.

Notwithstanding any provision of this Policy, the Audit Committee is not required to preapprove services for which preapproval is not required by applicable law, including de minimis and grandfathered services.

2.	Delegation

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting. By adopting this Policy the Audit Committee does not delegate to management the Audit Committee’s responsibilities to preapprove services performed by the independent auditor.

3.	Audit Services

The annual Audit services engagement terms and fees for the Funds will be subject to the preapproval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope or other matters.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other Audit services, which are those services that only the independent registered public accountant reasonably can provide. The Audit Committee has preapproved the Audit services listed in Appendix A. All Audit services not listed in Appendix A must be separately preapproved by the Audit Committee.

4.	Audit-Related Services

Audit-related services are assurance and related services for the Funds that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent registered public accountant. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the accountant, and has preapproved the Audit-related services listed in Appendix B. All Audit-related services not listed in Appendix B must be separately preapproved by the Audit Committee.

5.	Tax Services

The Audit Committee believes that the independent registered public accountant can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the accountant’s independence. However, the Audit Committee will not permit the retention of the independent registered public accountant in connection with a transaction initially recommended by the independent registered public accountant, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has preapproved the Tax services listed in Appendix C. All Tax services not listed in Appendix C must be separately preapproved by the Audit Committee.

6.	All Other Services

The Audit Committee may grant preapproval to those permissible non-audit services for the Funds classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the accountant. The Audit Committee has preapproved the All Other services listed in Appendix D. Permissible All Other services not listed in Appendix D must be separately preapproved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.	Preapproval Fee Levels

Preapproval fee levels for all services to be provided by the independent registered public accountant to the Funds, and applicable non-audit services to be provided by the accountant to the Funds’ investment adviser and its affiliates, will be established periodically by the Audit

Committee. Any proposed services exceeding these levels will require specific preapproval by the Audit Committee.

8.	Supporting Documentation

With respect to each service that is separately preapproved, the independent auditor will provide detailed back-up documentation, which will be provided to the Audit Committee, regarding the specific services to be provided.

9.	Procedures

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent registered public accountant and the Funds’ treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Policy of which it becomes aware.

Appendix A – Audit Committee Preapproval Policy

Preapproved Audit Services

for

October 30, 2025 through October 31, 2026

Service	Fee Range
Statutory audits or financial audits (including tax services associated with non-audit services)	As presented to Audit Committee in a separate engagement letter[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters	Not to exceed $9,000 per filing

Appendix B - Audit Committee Preapproval Policy

Preapproved Audit-Related Services

[1]

For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

for

October 30, 2025 through October 31, 2026

Service	Fee Range
Consultations by Fund management with respect to the accounting or disclosure treatment of securities, transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies	Not to exceed $5,000 per occurrence during the Pre-Approval Period

Review of Funds’ semi-annual financial statements	Not to exceed $2,000 per set of financial statements per fund

Regulatory compliance assistance	Not to exceed $5,000 per quarter

Training Courses	Not to exceed $5,000 per course

Appendix C – Audit Committee Preapproval Policy

Preapproved Tax Services

for

October 30, 2025 through October 31, 2026

Service	Fee Range
Review of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	As presented to Audit Committee in a separate engagement letter[2]

Tax assistance and advice regarding statutory, regulatory or administrative developments	Not to exceed $5,000 for the Funds’ or for the Funds’ investment adviser during the Pre-Approval period

Assistance with custom tax audits and related matters	Not to exceed $15,000 per Fund during the Pre-Approval Period

[2]

For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

Tax Training Courses	Not to exceed $5,000 per course during the Pre-Approval Period

M & A tax due diligence services associated with Fund mergers including: review of the target fund’s historical tax filings, review of the target fund’s tax audit examination history, and hold discussions with target management and external tax advisors. Advice regarding the target fund’s overall tax posture and historical and future tax exposures.	Not to exceed $8,000 per merger during the Pre-Approval Period

Tax services related to the preparation of annual PFIC statements and annual Form 5471 (Controlled Foreign Corporation for structured finance vehicles)	Not to exceed $20,000 during the Pre-Approval Period

Tax accumulated earnings and profits (E&P) equalization review services including: a. assist in reviewing historical tax provisions and returns to review conclusions on any permanent impairments; b. assist in reviewing the policies and application of the equalization procedures; c. assisting in reviewing the equalization debit calculations; and d. assisting in reviewing the application of the equalization debits to the relevant tax provisions.	Not to exceed $12,500 during the Pre-Approval Period

Appendix D – Audit Committee Preapproval Policy

Preapproved All Other Services

for

October 30, 2025 through October 31, 2026

Service	Fee Range
With respect to any service set forth in Appendices A, B, or C, and any other permitted services not listed herein, the Audit Committee Chair is delegated pre-approval authority.	Not to exceed $20,000 per service, or $75,000 per annum in the aggregate for all such services.

No other services for the Pre-Approval Period have been specifically preapproved by the Audit Committee.	N/A

Exhibit 1 – Audit Committee Preapproval Policy

Prohibited Non-Audit Services

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser or investment banking services

•	Legal services

•	Expert services unrelated to the audit

(e)(2) None, or 0%, of the services relating to the audit-related fees, tax fees, and all other fees paid by the registrant disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) According to KPMG for the fiscal year ended July 31, 2026, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than KPMG’s full-time, permanent employees is as follows:

Fund	2026
Domini Impact Equity Fund	0%
Domini Impact Bond Fund	0%
Domini Impact International Equity Fund	0%
Domini Sustainable Solutions Fund	0%

(g) There were no non-audit services rendered to the registrant’s Service Providers for the fiscal years ended July 31, 2026 and July 31, 2025.

The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2026 were $ 37,520. These fees related to the 2026 Tax Fees described in Item 4 (c). The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2025, were $45,300. These fees related to the 2025 Tax Fees described in Item 4 (c).

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements filed under Item 7.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financials and Other Information

July 31, 2026

Domini Impact Equity FundSM

Investor shares (DSEFX), Institutional shares (DIEQX), and Class Y shares (DSFRX)

Domini Sustainable Solutions FundSM

Investor shares (CAREX) and Institutional shares (LIFEX)

Domini Impact International Equity FundSM

Investor shares (DOMIX), Institutional shares (DOMOX), and Class Y shares (DOMYX)

Domini Impact Bond FundSM

Investor shares (DSBFX), Institutional shares (DSBIX), and Class Y shares (DSBYX)

TABLE OF CONTENTS

Fund Holdings

1	Domini Impact Equity Fund

5	Domini Sustainable Solutions Fund

7	Domini Impact International Equity Fund

12	Domini Impact Bond Fund

Financial Statements and Financial Highlights

25	Domini Impact Equity Fund

26	Domini Sustainable Solutions Fund

27	Domini Impact International Equity Fund

55	Domini Impact Bond Fund

75	Changes in and Disagreements with Accountants

75	Proxy Voting Information

75	Remuneration Paid to Directors, Officers, and Others

75	Statement Regarding Basis for Approval of Management and Submanagement Agreements

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026

SECURITY	SHARES	VALUE
Long Term Investments – 99.9%
Common Stocks – 99.9%
Communication Services – 8.5%
Alphabet, Inc., Class A	188,860	$67,258,712
AT&T, Inc.	232,385	5,402,951
Netflix, Inc. (a)	125,830	9,023,269
Omnicom Group, Inc.	29,100	2,290,170
TKO Group Holdings, Inc.	6,200	1,127,222
T-Mobile US, Inc.	15,700	2,711,547
Verizon Communications, Inc.	222,895	10,433,715
Walt Disney Co. (The)	28,593	2,750,361

		100,997,947

Consumer Discretionary – 8.2%
Airbnb, Inc., Class A (a)	12,600	1,909,152
Amazon.com, Inc. (a)	178,680	48,525,914
Booking Holdings, Inc.	40,370	7,787,373
eBay, Inc.	14,200	1,618,942
Garmin, Ltd.	5,446	1,599,926
Gildan Activewear, Inc.	207,500	11,491,350
Hilton Worldwide Holdings, Inc.	8,840	2,833,132
Home Depot, Inc. (The)	231	76,683
Marriott International, Inc., Class A	7,260	2,706,746
O’Reilly Automotive, Inc. (a)	28,000	2,501,800
Tesla, Inc. (a)	42,600	13,257,546
Yum! Brands, Inc.	25,800	3,954,624

		98,263,188

Consumer Staples – 3.0%
Coca-Cola Co. (The)	149,600	13,103,464
Costco Wholesale Corp.	4,743	4,514,814
Keurig Dr. Pepper, Inc.	127,400	3,964,688
PepsiCo, Inc.	31,331	4,372,555
Procter & Gamble Co. (The)	65,125	9,409,911

		35,365,432

Financials – 15.6%
Affiliated Managers Group, Inc.	7,520	2,757,810
AGNC Investment Corp.	1,102,100	11,748,386
Allstate Corp. (The)	8,300	2,191,864
Aon PLC, Class A	6,740	2,430,107
Arthur J Gallagher & Co.	8,260	2,060,209
Bank of America Corp.	124,654	7,722,315
Blackrock, Inc.	4,626	5,044,144
Brown & Brown, Inc.	26,900	1,893,760
Cboe Global Markets, Inc.	9,680	3,003,026
Charles Schwab Corp. (The)	123,478	12,994,825
Chubb, Ltd.	12,047	4,224,642
CME Group, Inc.	33,538	8,981,141
Commerce Bancshares, Inc.	131,200	7,776,224
East West Bancorp, Inc.	22,800	2,986,800
Fifth Third Bancorp	83,400	4,712,100
HA Sustainable Infrastructure Capital, Inc.	131,600	4,983,692
Huntington Bancshares, Inc.	187,700	3,198,408
Interactive Brokers Group, Inc., Class A	41,300	3,633,987
Intercontinental Exchange, Inc.	52,995	8,080,677
JPMorgan Chase & Co.	51,900	18,257,901
M&T Bank Corp.	4,700	1,157,563

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

SECURITY	SHARES	VALUE

Financials (Continued)
Mastercard, Inc., Class A	38,812	$22,243,157
Moody’s Corp.	1,631	780,238
MSCI, Inc.	6,788	3,884,365
Nasdaq, Inc.	21,800	2,053,342
PNC Financial Services Group, Inc. (The)	12,549	3,135,619
Regions Financial Corp.	29,128	901,512
Rocket Cos., Inc., Class A (a)	219,500	2,831,550
S&P Global, Inc.	10,058	4,143,192
US Bancorp .	36,616	2,307,174
Visa, Inc., A Shares	67,500	24,713,775

		186,833,505

Health Care – 9.8%
Abbott Laboratories	49,000	5,179,300
AbbVie, Inc.	53,252	13,363,057
Alnylam Pharmaceuticals, Inc. (a)	16,100	3,308,872
Edwards Lifesciences Corp. (a)	18,572	1,598,492
Eli Lilly & Co.	23,440	26,928,809
Gilead Sciences, Inc.	35,646	4,641,466
Halozyme Therapeutics, Inc. (a)	99,300	8,196,222
IDEXX Laboratories, Inc. (a)	2,659	1,486,567
Insulet Corp. (a)	4,260	704,391
Intuitive Surgical, Inc. (a)	12,560	4,437,825
Merck & Co., Inc.	28,035	3,650,157
Neurocrine Biosciences, Inc. (a)	35,200	5,871,360
Pfizer, Inc.	107,070	2,677,821
ResMed, Inc.	13,666	2,883,253
Royalty Pharma PLC, Class A	228,800	13,368,784
Stryker Corp.	11,648	3,793,753
Thermo Fisher Scientific, Inc.	6,248	3,588,226
United Therapeutics Corp. (a)	4,560	2,360,758
Veeva Systems, Inc., Class A (a)	5,206	1,060,879
Vertex Pharmaceuticals, Inc. (a)	8,483	4,047,239
Waters Corp. (a)	9,203	3,472,384

		116,619,615

Industrials – 5.3%
Ameresco, Inc., Class A (a)	31,600	665,812
Caterpillar, Inc.	14,880	12,124,373
Cintas Corp.	10,772	2,204,274
Comfort Systems USA, Inc.	1,797	3,108,253
Copart, Inc. (a)	30,300	882,336
Crane Co.	13,300	2,839,018
Deere & Co.	8,305	4,922,124
Fastenal Co.	36,716	1,751,720
Howmet Aerospace, Inc.	20,500	5,786,330
Hubbell, Inc.	1,720	812,786
Illinois Tool Works, Inc.	9,112	2,614,688
Mobility Global, Inc. (a)	10,058	204,982
Nextpower, Inc., Class A (a)	22,000	1,977,140
Old Dominion Freight Line, Inc.	6,200	1,315,268
Paychex, Inc.	30,100	3,516,884
Quanta Services, Inc.	4,900	3,270,064
Snap-on, Inc.	1,700	697,697
Trane Technologies PLC	6,487	2,951,261
United Rentals, Inc.	2,019	2,179,026

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

SECURITY	SHARES	VALUE

Industrials (Continued)
Veralto Corp.	8,138	$766,356
Verisk Analytics, Inc.	12,900	2,513,565
Vertiv Holdings Co., Class A	18,820	4,546,348
Westinghouse Air Brake Technologies Corp.	5,591	1,626,198

		63,276,503

Information Technology – 39.8%
Accenture PLC, Class A	20,600	3,417,952
Adobe, Inc. (a)	35,704	8,940,639
Advanced Micro Devices, Inc. (a)	29,750	14,165,462
Analog Devices, Inc.	35,111	12,900,133
Apple, Inc.	272,296	84,114,957
Applied Materials, Inc.	4,622	2,346,451
AppLovin Corp., Class A (a)	14,360	5,685,124
Arista Networks, Inc. (a)	61,300	11,055,455
Autodesk, Inc. (a)	6,967	1,631,671
Broadcom, Inc.	116,600	45,390,048
Cadence Design Systems, Inc. (a)	9,104	3,095,542
Cisco Systems, Inc.	117,291	13,604,583
Fair Isaac Corp. (a)	2,230	2,504,223
First Solar, Inc. (a).	9,900	2,089,197
Fortinet, Inc. (a)	12,000	1,943,400
Gen Digital, Inc.	52,300	1,435,635
Intel Corp. (a).	9,700	874,940
International Business Machines Corp.	23,486	5,252,644
Intuit, Inc.	9,002	2,845,262
Keysight Technologies, Inc. (a)	4,160	1,327,373
Lam Research Corp.	19,600	5,743,192
Micron Technology, Inc.	36,420	29,974,753
Microsoft Corp.	139,281	64,726,666
Monolithic Power Systems, Inc.	780	1,112,303
NVIDIA Corp.	437,180	87,763,885
Oracle Corp.	34,700	4,506,489
Palo Alto Networks, Inc. (a)	20,950	6,951,839
Roper Technologies, Inc.	9,977	3,910,685
Salesforce, Inc.	30,534	5,618,867
Sandisk Corp. (a)	9,480	11,516,588
Super Micro Computer, Inc. (a)	47,800	1,357,520
Synopsys, Inc. (a)	9,403	3,655,510
Teradyne, Inc.	10,480	3,853,391
Texas Instruments, Inc.	35,952	9,913,404
VeriSign, Inc.	7,680	2,227,354
Western Digital Corp.	12,620	6,875,881

		474,329,018

Materials – 3.3%
Amcor PLC	42,600	1,911,888
B2Gold Corp.	1,512,400	5,671,500
Ecolab, Inc.	8,568	2,378,734
Linde PLC	32,010	15,312,944
Martin Marietta Materials, Inc.	5,640	2,961,789
Royal Gold, Inc.	48,200	9,560,470
Teck Resources, Ltd., Class B	21,600	1,301,184

		39,098,509

Real Estate – 5.0%
American Tower Corp.	30,209	5,237,032
Federal Realty Investment Trust	7,500	930,675

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

SECURITY	SHARES	VALUE

Real Estate (Continued)
NNN REIT, Inc.	265,000	$12,592,800
Omega Healthcare Investors, Inc.	247,500	12,530,925
Prologis, Inc.	40,222	5,816,504
Public Storage	5,037	1,632,844
Simon Property Group, Inc.	29,100	6,674,667
UDR, Inc.	28,600	1,091,376
Welltower, Inc.	6,800	1,594,192
WP Carey, Inc.	158,600	11,672,960

		59,773,975

Utilities – 1.4%
Alliant Energy Corp.	24,400	1,727,032
Consolidated Edison, Inc.	23,061	2,510,190
Eversource Energy	13,658	977,776
Fortis, Inc.	209,300	11,930,100

		17,145,098

Total Investments – 99.9% (Cost $639,931,033)		1,191,702,790

Other Assets, less liabilities – 0.1%		1,123,700

Net Assets – 100.0%		$1,192,826,490

(a) Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026

SECURITY	SHARES	VALUE
Long Term Investments – 96.8%
Common Stocks – 96.8%
Communication Services – 2.4%
New York Times Co. (The), Class A	17,649	$1,321,734

		1,321,734

Consumer Discretionary – 3.6%
Levi Strauss & Co., Class A	41,830	1,025,672
MercadoLibre, Inc. (a)	500	938,975

		1,964,647

Consumer Staples – 2.7%
Darling Ingredients, Inc. (a)	4,278	259,418
Sprouts Farmers Market, Inc. (a)	14,124	1,231,048

		1,490,466

Financials – 15.1%
CaixaBank SA	128,367	1,864,702
DNB Bank ASA	53,290	1,715,863
Federal Agricultural Mortgage Corp., Class C	7,123	1,621,195
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,466	1,481,325
Resona Holdings, Inc.	114,596	1,554,013

		8,237,098

Health Care – 17.5%
GE HealthCare Technologies, Inc.	14,494	985,882
GSK PLC	60,441	1,571,639
Haleon PLC	283,489	1,387,837
Intuitive Surgical, Inc. (a)	2,154	761,073
Natera, Inc. (a)	5,583	1,494,904
Quest Diagnostics, Inc.	6,397	1,490,565
Vertex Pharmaceuticals, Inc. (a)	3,866	1,844,468

		9,536,368

Industrials – 24.6%
Blue Bird Corp. (a)	19,401	1,443,239
Brambles, Ltd.	78,611	1,079,148
Carlisle Cos., Inc.	1,836	660,813
Comfort Systems USA, Inc.	485	838,900
Daifuku Co., Ltd.	30,515	1,124,056
Knorr-Bremse AG	9,493	1,129,057
Metso OYJ	50,945	953,599
Mueller Water Products, Inc., Class A	30,340	765,782
Nextpower, Inc., Class A (a)	6,713	603,297
Prysmian SpA	5,506	759,790
Quanta Services, Inc.	2,213	1,476,868
Schneider Electric SE	2,873	965,286
Veralto Corp.	9,109	857,795
Xylem, Inc.	6,367	744,748

		13,402,378

Information Technology – 19.5%
ASML Holding NV, Class G	712	1,159,848
Ciena Corp. (a)	2,398	904,166
Corning, Inc.	5,105	705,766
Crowdstrike Holdings, Inc., Class A (a)	8,436	1,610,095
First Solar, Inc. (a)	3,602	760,130

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

SECURITY	SHARES	VALUE

Information Technology (Continued)
Flex, Ltd. (a)	11,328	$1,288,560
International Business Machines Corp.	3,448	771,145
Lattice Semiconductor Corp. (a)	8,916	1,107,991
Palo Alto Networks, Inc. (a)	6,968	2,312,192

		10,619,893

Materials – 4.6%
CRH PLC	9,378	891,004
Norsk Hydro ASA	59,580	549,567
Sims, Ltd.	61,072	1,090,844

		2,531,415

Real Estate – 2.4%
Ventas, Inc.	13,948	1,304,277

		1,304,277

Utilities – 4.4%
SSE PLC	34,568	1,092,123
Terna - Rete Elettrica Nazionale	112,820	1,293,383

		2,385,506

Rights – 0.0% *

Health Care – 0.0%*
Hologic, Inc. (a)	12,433	124

		124

Total Investments – 96.8% (Cost $37,487,942)		52,793,906

Other Assets, less liabilities – 3.2%		1,757,357

Net Assets – 100.0%		$54,551,263

* Amount is less than 0.05%.

(a) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country	(% Of Net Assets)	Portfolio Holdings by Country	(% Of Net Assets)

United States	66.2%	Netherlands	2.1%

Japan	4.9%	United Kingdom	2.0%

Germany	4.8%	Australia	2.0%

Norway	4.2%	Finland	1.7%

Italy	3.8%	Brazil	1.7%

Spain	3.4%	Other Assets, less liabilities	3.2%

		Total	100.0%

These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.5%
Common Stocks – 97.9%
Australia – 4.5%
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	119,703	$10,349,551
Fortescue, Ltd.	Materials	1,621,821	21,045,161
PLS Group, Ltd. (b)	Materials	999,900	2,905,338
QBE Insurance Group, Ltd.	Insurance	691,126	11,987,417

			46,287,467

Austria – 0.2%
voestalpine AG	Materials	34,700	1,807,530

			1,807,530

Belgium – 1.1%
UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	32,811	8,422,039
Umicore SA	Materials	103,100	2,573,363

			10,995,402

Brazil – 0.1%
Banco do Brasil SA	Banks	838	3,530
Telefonica Brasil SA	Telecommunication Services	87,200	561,304

			564,834

China – 0.5%
China Life Insurance Co., Ltd., Class H	Insurance	1,271,100	4,732,230
Guangdong Investment, Ltd.	Utilities	718,000	774,853

			5,507,083

Côte d’Ivoire (Ivory Coast) – 0.5%
Endeavour Mining PLC	Materials	100,800	4,808,705

			4,808,705

Denmark – 0.3%
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	358	16,934
Vestas Wind Systems A/S	Capital Goods	109,663	2,951,849

			2,968,783

Finland – 0.1%
Tieto OYJ	Software & Services	33,850	724,534

			724,534

France – 8.9%
Air Liquide SA	Materials	26	5,122
Amundi SA	Financial Services	13,200	1,442,357
BNP Paribas SA	Banks	191,773	24,368,326
Carrefour SA	Consumer Staples Distribution & Retail	209,581	3,846,226
Covivio SA	Equity Real Estate Investment Trusts (REITs)	9,000	549,424
Credit Agricole SA	Banks	800,515	17,887,872
Gecina SA	Equity Real Estate Investment Trusts (REITs)	19,500	1,689,342
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	4,502,152
Kering SA	Consumer Durables & Apparel	18	5,941
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	240,998	10,946,377
L’Oreal SA	Household & Personal Products	12	5,345
Societe Generale SA	Banks	183,700	17,267,183
Unibail-Rodamco-Westfield (b)	Equity Real Estate Investment Trusts (REITs)	72,747	8,863,381

			91,379,048

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Germany – 8.1%
adidas AG	Consumer Durables & Apparel	33	$6,106
Deutsche Post AG .	Transportation	210,400	14,055,089
Deutsche Telekom AG	Telecommunication Services	737,071	22,746,729
Evonik Industries AG	Materials	268	5,422
GEA Group AG	Capital Goods	70,134	4,982,424
Knorr-Bremse AG	Capital Goods	39,300	4,674,173
Mercedes-Benz Group AG	Automobiles & Components	259,000	14,003,910
Nordex SE (b)	Capital Goods	43,842	1,958,846
SAP SE	Software & Services	40,500	7,423,452
Siemens Energy AG	Capital Goods	36,448	6,226,885
Talanx AG	Insurance	54,200	7,203,969

			83,287,005

Hong Kong – 0.7%
Cathay Pacific Airways, Ltd.	Transportation	3,360,400	6,251,574
Swire Pacific, Ltd., Class A	Capital Goods	72,900	925,787

			7,177,361

Hungary – 0.1%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	34,612	1,289,614

			1,289,614

Ireland – 1.4%
AerCap Holdings NV	Capital Goods	92,756	13,996,880

			13,996,880

Israel – 0.8%
Tower Semiconductor, Ltd. (b)	Semiconductors & Semiconductor Equipment	36,300	7,952,105

			7,952,105

Italy – 1.8%
Hera SpA	Utilities	1,549,900	6,765,624
Italgas SpA	Utilities	72,779	750,794
Prysmian SpA	Capital Goods	48,800	6,734,067
Unipol Assicurazioni SpA	Insurance	119,981	3,754,145

			18,004,630

Japan – 24.0%
Advantest Corp. .	Semiconductors & Semiconductor Equipment	11,100	2,193,159
Aisin Corp.	Automobiles & Components	751,800	10,364,846
Asahi Intecc Co., Ltd. .	Health Care Equipment & Services	346,100	7,808,411
Brother Industries, Ltd.	Technology Hardware & Equipment	44,500	1,108,192
Central Japan Railway Co.	Transportation	337,800	8,406,099
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	109,600	2,633,790
Daiwa House Industry Co., Ltd. .	Real Estate Management & Development	222,400	6,531,118
FANUC Corp.	Capital Goods	67,800	2,732,033
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	23,110	11,316,257
Hachijuni Nagano Bank, Ltd.	Banks	149,300	2,319,828
Hoya Corp .	Health Care Equipment & Services	104,300	15,949,234
Ibiden Co., Ltd.	Technology Hardware & Equipment	20,200	2,020,865
KDX Realty Investment Corp.	Equity Real Estate Investment Trusts (REITs)	1,442	1,409,344
Kioxia Holdings Corp. (b)	Semiconductors & Semiconductor Equipment	7,300	2,034,776
Kobe Bussan Co., Ltd.	Consumer Staples Distribution & Retail	448,500	7,841,419
Konica Minolta, Inc.	Technology Hardware & Equipment	733,200	2,678,838
Kose Holdings Corp.	Household & Personal Products	100	3,559
Lasertec Corp.	Semiconductors & Semiconductor Equipment	46,600	10,705,518
Makita Corp.	Capital Goods	219,600	7,073,405

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Japan (Continued)
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	212,500	$9,682,417
Nabtesco Corp.	Capital Goods	105,400	3,029,506
Nexon Co., Ltd.	Media & Entertainment	294,600	4,617,103
Nippon Shinyaku Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	98,500	2,095,164
NSK, Ltd.	Capital Goods	1,114,400	7,937,810
Pan Pacific International Holdings Corp.	Consumer Discretionary Distribution & Retail	321,800	1,824,757
Panasonic Holdings Corp.	Consumer Durables & Apparel	482,000	12,745,267
Recruit Holdings Co., Ltd.	Commercial & Professional Services	293,000	23,170,679
Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	288,600	5,784,627
Seiko Epson Corp.	Technology Hardware & Equipment	243,000	4,451,043
Shiseido Co., Ltd.	Household & Personal Products	300	5,926
Sompo Holdings, Inc.	Insurance	365,600	16,231,397
Sony Group Corp.	Consumer Durables & Apparel	1,029,800	24,065,256
Sumitomo Mitsui Trust Group, Inc.	Banks	291,200	2,994,317
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	112,700	2,526,095
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	21,900	7,321,981
TOTO, Ltd.	Capital Goods	26,900	1,167,438
Trend Micro, Inc.	Software & Services	174,200	7,018,842
Unicharm Corp. .	Household & Personal Products	604,700	3,835,583

			245,635,899

Mexico – 0.2%
Gruma SAB de CV, Class B .	Food, Beverage & Tobacco	166,380	2,480,690
Grupo Bimbo SAB de CV, Series A	Food, Beverage & Tobacco	1,174	4,208

			2,484,898

Netherlands – 7.6%
ABN AMRO Bank NV	Banks	384,052	17,373,556
ASML Holding NV	Semiconductors & Semiconductor Equipment	18,144	29,900,312
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	3,900	894,343
ING Groep NV	Banks	109,569	3,850,424
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	191,637	7,593,085
NN Group NV	Insurance	177,300	16,712,499
Wolters Kluwer NV	Commercial & Professional Services	23,305	1,829,643

			78,153,862

Norway– 1.0%
Norsk Hydro ASA	Materials	368,493	3,398,989
Orkla ASA	Food, Beverage & Tobacco	585,940	6,508,587

			9,907,576

Singapore – 4.6%
DBS Group Holdings, Ltd.	Banks	317,700	18,330,241
Singapore Airlines, Ltd.	Transportation	682,100	4,091,782
Singapore Exchange, Ltd.	Financial Services	741,700	14,139,909
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	31,502	1,682,787
United Overseas Bank, Ltd.	Banks	268,500	9,080,421

			47,325,140

South Korea – 0.9%
DB Insurance Co., Ltd.	Insurance	40,300	4,364,070
Industrial Bank of Korea	Banks	80,160	1,149,250
Woori Financial Group, Inc.	Banks	170,424	3,945,202

			9,458,522

Spain – 3.4%
Banco Bilbao Vizcaya Argentaria SA	Banks	109,078	3,057,662
Banco Santander SA	Banks	1,712,568	24,356,602

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
Spain (Continued)
Corp. ACCIONA Energias Renovables SA	Utilities	210	$5,258
Enagas SA	Utilities	127,041	2,476,360
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	80	5,221
Mapfre SA	Insurance	1,047,381	5,355,687

			35,256,790

Sweden – 5.7%
Assa Abloy AB, Class B	Capital Goods	396,834	14,724,827
Atlas Copco AB, A Shares	Capital Goods	169,356	3,578,461
Essity AB, Class B	Household & Personal Products	318	9,238
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	8,864
Industrivarden AB, C Shares	Financial Services	124,677	7,134,489
Sandvik AB	Capital Goods	273,200	10,216,240
SKF AB, Class B	Capital Goods	200,105	5,416,290
Swedish Orphan Biovitrum AB (b)	Pharmaceuticals, Biotechnology & Life Sciences	13,426	665,342
Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	1,652,400	16,254,139

			58,007,890

Switzerland – 4.6%
ABB, Ltd.	Capital Goods	211,218	20,838,535
Accelleron Industries AG	Capital Goods	10,733	971,728
Cie Financiere Richemont SA, Class A	Consumer Durables & Apparel	27,665	6,538,394
Galderma Group AG	Pharmaceuticals, Biotechnology & Life Sciences	39,100	8,508,602
Nestle SA	Food, Beverage & Tobacco	5,116	511,349
Sandoz Group AG	Pharmaceuticals, Biotechnology & Life Sciences	5,792	472,152
VAT Group AG	Capital Goods	12,253	9,171,099

			47,011,859

Taiwan – 1.1%
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	2,860	1,249,092
Delta Electronics, Inc.	Technology Hardware & Equipment	64,000	3,148,647
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	751,500	4,722,901
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	14,000	1,491,388
Unimicron Technology Corp.	Technology Hardware & Equipment	43,300	1,015,946

			11,627,974

Thailand – 0.8%
Kasikornbank PCL	Banks	418,100	3,055,069
TMBThanachart Bank PCL .	Banks	57,728,100	5,304,119

			8,359,188

United Kingdom – 7.6%
3i Group PLC	Financial Services	188,891	7,271,886
AstraZeneca PLC . . . . . . . . . . . . . . . . .	Pharmaceuticals, Biotechnology & Life Sciences	70,200	11,941,743
Barclays PLC	Banks	2,682,690	18,439,571
Burberry Group PLC (b).	Consumer Durables & Apparel	312	5,029
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	32,030	832,872
Next PLC	Consumer Discretionary Distribution & Retail	44,600	8,931,509
RELX PLC	Commercial & Professional Services	210,456	7,402,147
Unilever PLC	Household & Personal Products	210	13,362
Vodafone Group PLC	Telecommunication Services	14,704,571	23,336,006

			78,174,125

United States – 7.3%
Amrize, Ltd. (b)	Materials	28,648	1,404,243
InterContinental Hotels Group PLC .	Consumer Services	97,392	15,748,979
Monday.com, Ltd. (b).	Software & Services	16,263	1,417,320

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

COUNTRY/SECURITY(a)	INDUSTRY	SHARES	VALUE
United States (Continued)
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	219,500	$34,327,990
Sanofi SA .	Pharmaceuticals, Biotechnology & Life Sciences	252,349	21,730,189

			74,628,721

Preferred Stock – 0.6%
Germany – 0.6%
Henkel AG & Co. KGaA, Preference Shares	Household & Personal Products	68,069	5,934,166

			5,934,166

Total Investments – 98.5% (Cost $776,210,971)			1,008,717,591

Other Assets, less liabilities – 1.5%			15,218,092

Net Assets – 100.0%			$1,023,935,683

(a) These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

(b) Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2026

Security	Principal Amount^	Value
Long Term Investments – 108.8%
Mortgage Backed Securities – 36.3%
Agency Collateralized Mortgage Obligations – 7.4%
Angel Oak Mortgage Trust, Series 2022-5, Class A1, 5.500%, 5/25/67 (a)(b)	1,184,164	$1,182,639
CHNGE Mortgage Trust
Series 2022-2, Class A1, 4.757%, 3/25/67 (a)(c). .	403,387	391,642
Series 2023-2, Class A1, 6.525% to 5/1/27, 6/25/58 (a)(b)	124,645	124,319
Federal Home Loan Mortgage Corp., Series 4961, Class JB, 2.500%, 12/15/42	122,192	110,727
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	4,834	4,816
Series 2017-105, Class ZE, 3.000%, 1/25/48	1,037,383	814,518
Series 2020-1, Class AC, 3.500%, 8/25/58	152,310	142,779
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	752,230
Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 6.716%, (1 Month USD SOFR + 3.100%), 10/25/41 (a)(c)	510,000	512,439
Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.738%, 9/25/45 (c)(d)	2,030,093	203,675
Freddie Mac Multifamily Certificates, Series 2021-ML12, Class X, 1.227%, 7/25/41 (c)(d)	1,137,682	95,702
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.631%, 11/25/29 (c)(d)	8,548,311	155,773
Series K111, Class X1, 1.559%, 5/25/30 (c)(d)	1,407,391	68,913
Series K112, Class X1, 1.423%, 5/25/30 (c)(d)	1,462,264	67,177
Series K113, Class X1, 1.365%, 6/25/30 (c)(d)	2,474,684	106,925
Series K114, Class X1, 1.106%, 6/25/30 (c)(d)	2,299,702	83,287
Series K119, Class X1, 0.912%, 9/25/30 (c)(d)	4,824,073	151,478
Series K121, Class X1, 1.009%, 10/25/30 (c)(d)	635,205	21,632
Series K122, Class X1, 0.861%, 11/25/30 (c)(d)	352,084	10,820
Series K124, Class X1, 0.709%, 12/25/30 (c)(d)	1,441,446	37,756
Series K160, Class A2, 4.500%, 8/25/33 (c)	3,270,526	3,201,179
Series K162, Class A2, 5.150%, 12/25/33 (c)	1,500,000	1,524,296
Series K740, Class X1, 0.717%, 9/25/27 (c)(d)	1,233,704	7,178
Series KG03, Class X1, 1.359%, 6/25/30 (c)(d)	3,084,460	131,186
Series KG04, Class X1, 0.835%, 11/25/30 (c)(d)	2,359,547	67,812
Series KG05, Class X1, 0.305%, 1/25/31 (c)(d)	2,443,316	27,760
Series KG06, Class X1, 0.531%, 10/25/31 (c)(d)	2,287,675	51,407
Series KSG1, Class X1, 1.129%, 9/25/30 (c)(d)	3,926,152	142,689
Series Q014, Class X, 2.732%, 10/25/55 (c)(d)	1,875,977	254,755
FREMF Mortgage Trust
Series 2017-K67, Class C, 3.949%, 9/25/49 (a)(c)	100,000	98,454
Series 2017-K69, Class C, 3.726%, 10/25/49 (a)(c)	40,000	39,203
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(c)	67,000	57,885
Series 2018-K77, Class B, 4.160%, 5/25/51 (a)(c).	549,000	538,979
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(c)	550,000	536,018
Series 2018-KW07, Class B, 4.107%, 10/25/31 (a)(c)	461,000	423,033
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(c)	700,000	657,273
Series 2019-K103, Class B, 3.459%, 12/25/51 (a)(c)	525,000	495,715
Series 2019-K95, Class B, 3.915%, 8/25/52 (a)(c)	500,000	484,316
Series 2019-K95, Class C, 3.915%, 8/25/52 (a)(c)	307,000	293,847
Series 2019-K97 , Class C, 3.768%, 9/25/51 (a)(c)	204,000	193,905
Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(c)	565,000	535,182
Series 2020-K104, Class B, 3.534%, 2/25/52 (a)(c)	520,000	492,350
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(c)	132,667	126,280
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	408,341	266,935
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,053,997
Series 2022-136, Class KZ, 4.000%, 8/20/52	676,554	435,777
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A1, 4.250%, 2/25/65 (a)(c)	456,079	440,382

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
Agency Collateralized Mortgage Obligations (Continued)
X-Caliber Funding LLC
Series 2025-VFN1, Class A, 6.622%, (1 Month USD SOFR CME + 2.975%), 6/17/30 (a)(c)	1,050,000	$1,048,862
Series 2026-HPL, Class A, 6.797%, (1 Month USD SOFR CME + 3.150%), 2/15/46 (a)(c)	650,000	646,721

		19,312,623

Commercial Mortgage-Backed Securities – 5.0%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	790,662
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 6.088%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(c). . .	228,000	226,764
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50.	41,528	41,230
Series 2019-BN18, Class XA, 0.878%, 5/15/62 (c)(d)	2,031,028	43,250
Series 2019-BN24, Class XA, 0.632%, 11/15/62 (c)(d)	5,361,373	99,932
Series 2020-BN28, Class XA, 1.759%, 3/15/63 (c)(d)	1,843,547	106,389
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.215%, 3/15/62 (c)(d)	1,901,902	50,836
Series 2020-B18, Class XA, 1.746%, 7/15/53 (c)(d)	351,474	17,270
Series 2020-B22, Class XA, 1.488%, 1/15/54 (c)(d)	865,778	44,816
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	781,236	754,258
BX Commercial Mortgage Trust
Series 2024-VLT5, Class A, 5.410%, 11/13/46 (a)(c)	1,000,000	968,664
Series 2026-AHP, Class A, 4.926%, (1 Month USD SOFR CME + 1.250%), 6/15/43 (a)(c)	900,000	900,374
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.581%, 9/15/53 (c)(d)	453,816	17,770
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145%, 8/10/42 (a)(c)	732,000	730,503
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	820,135
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,494,498
LEX Trust, Series 2026-450, Class B, 5.376%, (1 Month USD SOFR CME + 1.700%), 3/15/43 (a)(c).	925,000	928,840
MAD Commercial Mortgage Trust, Series 11MD, Class B, 5.095%, 10/15/42 (a)(c)	340,000	336,217
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	391,841
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	733,968
STWD Mortgage Trust, Series 2021-LIH, Class E, 6.694%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(c)	955,000	954,054
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,475,930
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A, 4.970%, (1 Month USD SOFR CME + 1.293%), 4/15/42 (a)(c).	650,000	649,904
Series 2025-TWR, Class B, 5.269%, (1 Month USD SOFR CME + 1.593%), 4/15/42 (a)(c).	385,000	385,501
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class B, 4.970%, 3/10/41 (a)(c)	200,000	196,751

		13,160,357

Federal Home Loan Mortgage Corporation – 3.9%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	2,162	2,142
2.500%, 11/1/27	4,991	4,943
3.000%, 1/1/27	2,196	2,188
3.000%, 7/1/42	15,452	13,912
3.000%, 5/1/45	128,313	113,573
3.500%, 12/1/32	46,659	45,428
3.500%, 6/1/48	267,703	241,605
4.000%, 2/1/37	28,167	26,953
4.000%, 8/1/39	14,363	13,734
4.000%, 10/1/39	27,105	25,916
4.000%, 10/1/39	24,292	23,229
4.000%, 11/1/39	12,460	11,913

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
Federal Home Loan Mortgage Corporation (Continued)
4.000%, 10/1/40	42,049	$40,197
4.000%, 11/1/40	36,333	34,731
4.000%, 11/1/40	6,453	6,169
4.000%, 11/1/40	4,860	4,647
4.000%, 12/1/40	18,101	17,304
4.000%, 6/1/41	3,142	3,068
4.500%, 4/1/35	30,622	30,094
4.500%, 9/1/35	45,819	44,642
4.500%, 7/1/36	35,602	34,686
4.500%, 6/1/39	62,931	61,265
4.500%, 9/1/40	9,534	9,280
4.500%, 2/1/41	19,328	18,813
4.500%, 11/1/52	1,070,368	1,013,626
5.000%, 8/1/33	4,854	4,853
5.000%, 10/1/33	2,100	2,109
5.000%, 4/1/35	5,971	5,965
5.000%, 7/1/35	42,802	42,741
5.000%, 7/1/35	7,033	7,027
5.000%, 1/1/37	25,832	25,719
5.000%, 7/1/40.	23,456	23,333
5.000%, 4/1/41	19,034	18,933
5.500%, 12/1/36	27,378	27,849
5.500%, 8/1/40	41,855	42,424
5.500%, 5/1/53	1,761,736	1,754,766
5.500%, 9/1/53	1,811,984	1,804,244
6.000%, 8/1/36	4,842	5,019
6.000%, 7/1/39	22,499	23,321
6.000%, 8/1/53	2,281,541	2,321,951
6.000%, 4/1/54	2,144,471	2,170,981
6.363%, (1-year RFUCCT + 1.613%), 10/1/43 (c)	14,029	14,402

		10,139,695

Federal National Mortgage Association – 16.4%
Federal National Mortgage Association
2.000%, 10/1/27	6,861	6,768
2.000%, 1/1/28	11,888	11,694
2.000%, 2/1/52	3,685,991	2,944,829
2.000%, 3/1/52	3,368,838	2,702,689
2.500%, 11/1/31	15,575	14,750
2.500%, 12/1/31	6,325	6,045
2.500%, 12/1/43	60,495	52,234
2.500%, 4/1/45	88,163	74,802
2.500%, 12/1/51	4,383,937	3,587,273
2.500%, 12/1/51	2,360,832	1,968,287
3.000%, 8/1/46	19,829	17,350
3.000%, 10/1/46	394,597	345,994
3.000%, 11/1/46	487,723	428,870
3.000%, 12/1/46	195,330	171,147
3.000%, 1/1/52	2,150,754	1,844,948
3.000%, 6/1/52	3,729,937	3,257,583
3.500%, 12/1/31	2,142	2,083
3.500%, 1/1/32	37,954	36,872
3.500%, 1/1/32	21,649	21,050
3.500%, 10/1/32	30,793	29,602
3.500%, 8/1/43	350,355	322,810
3.500%, 6/1/46	267,890	243,197
3.500%, 1/1/48	137,639	124,171
4.000%, 11/1/30	3,523	3,471

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
Federal National Mortgage Association (Continued)
4.000%, 10/1/33	32,021	$31,326
4.000%, 12/1/36	10,060	9,613
4.000%, 8/1/39	14,327	13,681
4.000%, 10/1/39	8,838	8,439
4.000%, 12/1/39	12,489	11,926
4.000%, 1/1/40	119,621	114,211
4.000%, 3/1/40	12,073	11,529
4.000%, 8/1/40	27,254	26,021
4.000%, 8/1/40	4,877	4,656
4.000%, 10/1/40	62,147	59,336
4.000%, 10/1/40	7,892	7,535
4.000%, 11/1/40	9,349	8,928
4.000%, 11/1/40	6,429	6,138
4.000%, 12/1/40	22,325	21,315
4.000%, 2/1/41	23,638	22,526
4.000%, 10/1/49	1,767,169	1,640,452
4.500%, 8/1/35	8,576	8,350
4.500%, 8/1/36	4,718	4,630
4.500%, 8/1/38	21,346	20,761
4.500%, 3/1/39	30,867	30,014
4.500%, 9/1/39	12,460	12,114
4.500%, 2/1/40	15,808	15,369
4.500%, 8/1/40	32,466	31,562
4.500%, 1/1/41	11,042	10,734
4.500%, 9/1/41	24,339	23,630
5.000%, 10/1/39	1,308	1,300
5.500%, 8/1/37	17,420	17,547
6.000%, 12/1/35	9,065	9,177
6.000%, 3/1/36	65,789	68,292
6.000%, 6/1/36	21,370	21,855
6.000%, 8/1/37	5,182	5,281
6.000%, 3/1/38	12,654	13,133
TBA 15 Yr, 2.000%, 8/1/41 (e)	1,100,000	994,234
TBA 30 Yr, 2.000%, 8/1/56 (e)	3,200,000	2,493,500
TBA 30 Yr, 2.500%, 8/1/56 (e)	1,125,000	917,390
TBA 30 Yr, 4.000%, 8/1/56 (e)	1,400,000	1,278,244
TBA 30 Yr, 5.500%, 8/1/56 (e)	16,940,000	16,766,560

		42,959,828

Government National Mortgage Association – 3.6%
Government National Mortgage Association
5.500%, 6/20/53	757,242	758,588
TBA 30 Yr, 2.000%, 8/1/56 (e)	2,900,000	2,322,719
TBA 30 Yr, 2.500%, 8/1/56 (e)	2,200,000	1,836,632
TBA 30 Yr, 3.500%, 8/1/56 (e)	3,400,000	2,976,783
TBA 30 Yr, 4.500%, 8/1/56 (e)	1,600,000	1,499,934

		9,394,656

Total Mortgage Backed Securities (Cost $100,302,304)		94,967,159

Corporate Bonds and Notes – 34.5%
Basic Materials – 0.2%
Olympus Water US Holding Corp.
3.875%, 10/1/28 (f)	115,000	132,324
5.375%, 10/1/29 (f)	125,000	141,414
6.125%, 2/15/33 (a)	140,000	161,460

		435,198

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
Communications – 2.9%
Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	$858,464
Axian Telecom Holding & Management PLC, 7.250%, 7/11/30 (a)	855,000	863,971
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 1/15/34 (a)	156,000	127,532
4.500%, 6/1/33 (a)	320,000	272,509
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	2,000,000	1,735,372
Gen Digital, Inc., 6.250%, 4/1/33 (a)	115,000	113,289
Millicom International Cellular SA
4.500%, 4/27/31 (a)	475,000	436,649
7.375%, 4/2/32 (a)	400,000	410,103
Paramount Global
2.900%, 1/15/27	400,000	396,346
4.950%, 1/15/31	985,000	903,063
Telecom Argentina SA, 8.500%, 1/20/36 (a)	545,000	568,980
Telecommunications Co. Telekom Srbija AD Belgrade, 7.250%, 5/18/31 (a)	771,000	763,679
Vodafone Group PLC, 6.150%, 2/27/37	66,000	68,113
WULF Compute LLC, 7.750%, 10/15/30 (a)	180,000	187,175

		7,705,245

Consumer, Cyclical – 0.7%
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	596,878
YMCA of Greater New York
2.303%, 8/1/26	765,000	765,000
Series 2020, 3.230%, 8/1/32	375,000	314,585
Series 2025, 5.184%, 8/1/30	125,000	122,891

		1,799,354

Consumer, Non-cyclical – 5.7%
Advocate Health & Hospitals Corp., 2.211%, Series 2020, 6/15/30	325,000	292,497
Ascension Health, 4.923%, Series 2025, 11/15/35	175,000	169,568
Benefis Health System, Inc., 5.582%, Series 2025, 2/15/35	625,000	623,746
Beth Israel Lahey Health, Inc., 2.220%, Series L, 7/1/28	1,400,000	1,332,275
Block, Inc., 6.500%, 5/15/32	700,000	707,717
Children’s Hospital Corp. (The), 2.585%, Series 2020, 2/1/50	225,000	131,564
Conservation Fund A Nonprofit Corp. (The), 3.474%, Series 2019, 12/15/29	800,000	756,050
Cornell University, 4.169%, Series 2025, 6/15/30	1,035,000	1,017,103
Darling Global Finance BV, 4.500%, 7/15/32 (a)	100,000	116,340
Darling Ingredients, Inc., 6.000%, 6/15/30 (a)	360,000	361,904
Genmab A/S/Genmab Finance LLC, 6.250%, 12/15/32 (a)	200,000	201,964
Grifols SA, 3.875%, 10/15/28 (f).	165,000	189,148
Henry J Kaiser Family Foundation, 4.214%, Series 2025, 12/1/30	1,280,000	1,262,744
Howard University
Series 2020, 2.657%, 10/1/26 (AG)	100,000	99,672
Series 2020, 3.476%, 10/1/41 (AG)	865,000	664,223
John D & Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,239,996
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	946,022
Lifespan Corp.
4.650%, 5/15/31	330,000	323,396
Series 2025, 5.050%, 2/15/30 (AG)	465,000	466,055
Nature Conservancy (The), 1.154%, Series A, 7/1/27	430,000	415,698
PeaceHealth Obligated Group, 4.335%, 11/15/28	90,000	89,229
Picard Groupe SAS, 6.375%, 7/1/29 (f)	100,000	118,960
Royalty Pharma PLC
2.150%, 9/2/31	350,000	304,935
3.300%, 9/2/40	1,250,000	942,917
Stanford Health Care, 3.310%, Series 2020, 8/15/30	595,000	562,547

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
Consumer, Non-cyclical (Continued)
Sutter Health, 5.537%, Series 2025, 8/15/35	390,000	$394,130
Trustees of Columbia University in the City of New York (The)
Series 2024, 4.355%, 10/1/35	995,000	937,178
Series 2026, 4.676%, 10/1/33	150,000	147,667

		14,815,245

Financial – 14.5%
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (c)(f)	560,000	629,574
Bank of Ireland Group PLC, 5.601%, (SOFR + 1.620%), 3/20/30 (a)(c)	1,240,000	1,259,628
BNP Paribas SA
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (c)(f)	1,000,000	1,172,163
5.906%, (SOFR + 1.920%), 11/19/35 (a)(c)	1,640,000	1,644,785
BPCE SA
3.875%, (3 Month EUR-EURIBOR + 1.45%), 2/26/36 (c)(f)	600,000	674,096
5.876%, (SOFR + 1.680%), 1/14/31 (a)(c)	770,000	785,076
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	468,873
Bridge Housing Corp., 5.321%, 7/15/35	390,000	381,016
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,512,046
CaixaBank SA, 3.875%, (5-year EURIBOR ICE Swap + 1.450%), 5/14/38 (c)(f)	1,700,000	1,916,918
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	258,754
Ceska sporitelna A/S, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (c)(f)	1,200,000	1,340,667
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (c)	500,000	445,693
4.412%, (SOFR + 3.914%), 3/31/31 (c).	750,000	734,139
CPI Property Group SA, 6.000%, 1/27/32 (f)	305,000	339,170
Credit Agricole SA
3.750%, 5/27/35 (f)	500,000	564,239
4.125%, 1/10/27 (a)	1,000,000	999,295
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH, 4.875%, 8/21/30 (f)	1,100,000	1,289,090
HA Sustainable Infrastructure Capital, Inc.
5.950%, 7/15/33 (a)	50,000	49,437
6.000%, 3/15/36	650,000	628,491
6.375%, 7/1/34	600,000	602,270
HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 9/15/30 (a)	200,000	185,633
Hudson Pacific Properties LP, 4.650%, 4/1/29	268,000	252,181
IIFL Finance, Ltd., 7.600%, 9/10/29 (a) S	775,000	777,495
JPMorgan Chase & Co.
5.103%, (SOFR + 1.435%), 4/22/31 (c).	590,000	591,751
6.070%, (SOFR + 1.330%), 10/22/27 (c)	1,090,000	1,093,853
Kreditanstalt fuer Wiederaufbau
0.000%, 4/18/36	2,874,000	1,827,114
0.000%, 6/29/37	6,000,000	3,583,804
4.375%, 2/28/34	6,000,000	5,920,035
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (c)(f)	600,000	690,610
Morgan Stanley
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (c)	640,000	591,455
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (c)	1,000,000	874,463
NHP Foundation (The), 5.850%, 12/1/28 .	800,000	815,479
PennyMac Financial Services, Inc., 7.125%, 11/15/30 (a)	235,000	234,431
Sumisho Air Lease Corp., 3.625%, 12/1/27 .	500,000	493,026
Trust 2401, 7.375%, 2/13/34 (a)	605,000	638,184
Trust Fibra Uno, 7.375%, 2/13/34 (f)	245,000	257,299
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	803,302
WLB Asset VII Pte., Ltd., 5.880%, 7/30/29 (a)	675,250	674,795

		38,000,330

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
Government – 4.3%
European Investment Bank, 0.750%, 9/23/30	12,910,000	$11,157,768

		11,157,768

Industrial – 0.8%
Beacon Mobility Corp., 7.250%, 8/1/30 (a)	120,000	123,915
HTA Group, Ltd.
6.750%, 4/1/31 (a)	230,000	232,084
7.500%, 6/4/29 (f)	250,000	255,779
IHS Holding, Ltd., 8.250%, 11/29/31 (a)	300,000	313,031
Sitios Latinoamerica SAB de CV, 6.000%, 11/25/29 (a)	1,195,000	1,216,510

		2,141,319

Technology – 3.1%
Apple, Inc.
2.650%, 5/11/50	1,550,000	900,307
4.100%, 8/8/62	3,380,000	2,436,433
Broadcom, Inc.
3.187%, 11/15/36	852,000	678,189
4.150%, 11/15/30	1,200,000	1,153,918
McAfee Corp., 7.375%, 2/15/30 (a)	575,000	488,052
Microsoft Corp., 3.041%, 3/17/62	4,350,000	2,449,089

		8,105,988

Utilities – 2.3%
Aegea Finance Sarl
9.000%, 1/20/31 (a)	635,000	618,059
9.000%, 1/20/31 (f)	254,000	247,224
Aydem Yenilenebilir Enerji A/S, 9.875%, 9/30/30 (a)	640,000	632,364
Clearway Energy Operating LLC
3.750%, 2/15/31 (a)	270,000	247,820
5.750%, 1/15/34 (a)	30,000	28,943
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (f)	650,000	638,562
Renew Treasury Ifsc Pvt, Ltd., 6.500%, 2/2/31 (f)	380,000	375,973
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries, 4.500%, 7/14/28 (f)	925,000	897,901
Star Energy Geothermal Wayang Windu, Ltd., 6.750%, 4/24/33 (f)	759,150	764,785
Tennet Netherlands BV, 3.250%, 4/1/36 (f)	1,130,000	1,282,819
Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	275,282

		6,009,732

Total Corporate Bonds and Notes (Cost $94,805,573)		90,170,179

U.S. Government Agency Obligations – 25.5%
Farm Credit Bank of Texas, 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(c)	1,150,000	1,194,043
Federal Farm Credit Banks Funding Corp. 2.625%, 10/15/49	3,250,000	1,998,568
2.780%, 11/2/37	1,800,000	1,442,880
3.430%, 4/6/45	1,000,000	757,107
3.660%, 3/7/44	974,000	762,187
Federal Home Loan Bank Discount Notes
0.000%, 8/3/26	1,450,000	1,449,567
0.000%, 8/10/26	17,050,000	17,033,021
0.000%, 9/3/26	3,200,000	3,188,999
0.000%, 9/28/26	1,429,000	1,420,475
0.000%, 10/5/26	1,350,000	1,340,904
0.000%, 10/13/26	5,425,000	5,384,019

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000		$2,947,864
3.250%, 11/16/28	5,000,000		4,891,436
3.315%, 11/13/35	6,480,000		5,744,713
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000		4,802,454
0.875%, 8/5/30	8,000,000		6,970,645
Federal National Mortgage Association Principal STRIPS, 0.000%, 7/15/37	9,000,000		5,212,058

Total U.S. Government Agency Obligations (Cost $70,176,868)			66,540,940

Municipal Bonds – 4.7%
California Public Finance Authority Series A, 5.400%, 11/15/31 (AG)	500,000		505,206
City of New York
Series E2, 5.392%, 10/1/55	365,000		329,664
Series H, 6.385%, 2/1/55	465,000		474,351
Colorado Health Facilities Authority Series B, 4.480%, 12/1/40	940,000		800,299
Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	201,875		199,088
Cook County Community High School District No. 228, IL Series A, 5.019%, 12/1/41 (AG)	435,000		406,133
County of Riverside, CA
2.963%, 2/15/27	670,000		665,257
3.070%, 2/15/28	670,000		656,444
District of Columbia, (Ingleside at Rock Creek) Series A, 4.125%, 7/1/27	90,000		90,212
Iowa Student Loan Liquidity Corp.
Series A, 5.343%, 12/1/34	165,000		163,841
Series A, 5.426%, 12/1/35	70,000		68,998
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000		204,355
Massachusetts Development Finance Agency
Series B, 6.750%, 10/1/30	200,000		201,193
Series G, 6.375%, 10/1/28	305,000		306,921
Series G, 6.625%, 10/1/30 (AG)	170,000		179,712
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000		100,402
Massachusetts Educational Financing Authority
Series A, 2.305%, 7/1/29	1,000,000		932,625
Series A, 2.641%, 7/1/37	455,000		404,128
Series A, 5.455%, 7/1/33	600,000		602,027
Series A, 6.069%, 7/1/33	165,000		169,819
New York Transportation Development Corp., 4.248%, 9/1/35	315,000		307,393
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment) Series B, 3.473%, 7/1/28	500,000		489,399
Oklahoma Development Finance Authority, (OU Medicine)
Series C, 4.650%, 8/15/30 (AG)	445,000		434,598
Series C, 5.450%, 8/15/28	770,000		761,115
United Nations Development Corp. Series A, 6.536%, 8/1/55	1,750,000		1,803,437
University of Virginia Series C, 4.179%, 9/1/17	1,000,000		702,783
Uptown Development Authority Series B, 2.581%, 9/1/31 (AG)	100,000		90,566
Wisconsin Health & Educational Facilities Authority
Series B, 3.940%, 8/15/41	335,000		234,877
Series B, 4.190%, 8/15/55	190,000		103,810

Total Municipal Bonds (Cost $12,878,890)			12,388,653

Foreign Government & Agency Securities – 3.1%
Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,050,677
City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,105,724

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^		Value
Foreign Government & Agency Securities (Continued)
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	612,839
Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	878,205
Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,348,202
United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,057,591

Total Foreign Government & Agency Securities (Cost $9,353,570)			8,053,238

Asset Backed Securities – 2.6%
Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000		335,465
CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000		93,634
Enterprise Fleet Financing LLC Series 2025-2, 4.580%, 12/22/31 (a)	180,000		179,554
Lendbuzz Securitization Trust
Series 2023-1A, 6.920%, 8/15/28 (a)	63,623		64,011
Series 2023-2A, 7.090%, 10/16/28 (a)	72,491		73,031
Series 2023-3A, 7.500%, 12/15/28 (a)	115,590		116,996
Series 2024-2A, 5.990%, 5/15/29 (a)	198,310		199,195
Series 2024-3A, 4.970%, 10/15/29 (a)	220,287		220,465
Series 2025-2A, 5.180%, 5/15/30 (a)	549,180		550,013
Mosaic Solar Loan Trust
Series 2020-2A, 1.440%, 8/20/46 (a)	74,309		62,687
Series 2024-1A, 5.500%, 9/20/49 (a)	85,362		82,081
Series 2025-1A, 6.120%, 8/22/50 (a)	259,384		254,823
Prestige Auto Receivables Trust Series 2024-2A, 4.560%, 2/15/29 (a)	90,677		90,650
Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	640,000		626,439
Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000		95,236
Sunnova Helios IV Issuer LLC Series 2020-AA, 2.980%, 6/20/47 (a)	587,539		499,818
Sunnova Helios V Issuer LLC Series 2021-A, 1.800%, 2/20/48 (a)	169,348		125,593
Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	114,334		109,591
Tesla Sustainable Energy Trust
Series 2024-1A, 5.080%, 6/21/50 (a)	760,929		760,382
Series 2024-1A, 6.250%, 6/21/50 (a)	165,000		163,837
Trinity Rail Leasing LLC Series 2026-1A, 5.350%, 4/19/56 (a)	606,800		600,696
Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000		509,884
Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		877,271

Total Asset Backed Securities (Cost $6,725,388)			6,691,352

Senior Floating Rate Interests – 1.5%
Communication Services – 0.1%
Sunrise Financing Partnership Term Loan AAA, 6.341%, (6 mo. USD SOFR CME + 2.470%), 2/15/32 (c)	210,000		207,060

			207,060

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 5.481%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (c)	203,559		203,972
Core & Main LP 2024 Term Loan E, 5.656%, (3 mo. USD SOFR CME + 2.000%), 2/9/31 (c)	277,912		278,521

			482,493

Consumer Staples – 0.3%
Boels Topholding BV 2026 EUR Term Loan B4, 4.759%, (1 mo. EUR-EURIBOR + 2.500%), 5/23/31 (c)	344,827	EUR	398,550
Genmab AS 2026 Term Loan B, 5.732%, (3 mo. USD SOFR CME + 2.000%), 12/13/32 (c)	175,750		175,783
Insulet Corp. 2025 Term Loan, 5.731%, (1 mo. USD SOFR CME + 2.000%), 8/1/31 (c)	350,390		352,361

			926,694

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

Security	Principal Amount^	Value
Senior Floating Rate Interests (Continued)
Financials – 0.1%
Blackhawk Network Holdings, Inc. 2026 Term Loan B, 7.231%, (1 mo. USD SOFR CME + 3.500%), 3/12/29 (c)	166,719	$166,377
USI, Inc. 2024 Term Loan D, 5.982%, (3 mo. USD SOFR CME + 2.250%), 11/21/29 (c)	160,094	160,094

		326,471

Industrials – 0.4%
Altium Packaging LLC 2024 Term Loan B, 6.231%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (c)	421,400	404,368
Proampac PG Borrower LLC 2026 USD Term Loan B, 7.666%, (3 mo. USD SOFR CME + 4.000%), 3/7/33 (c)	397,455	389,754
Van Pool Transportation LLC
2026 Delayed Draw Term Loan 7.494%, (3 mo. USD CME Term SOFR + 2.750%), 8/6/30 (c)	10,572	10,609
2026 Term Loan 6.482%, (3 mo. USD SOFR CME + 2.750%), 8/6/30 (c)	214,428	215,198

		1,019,929

Information Technology – 0.4%
Athenahealth Group, Inc. 2026 Term Loan B, 6.981%, (1 mo. USD SOFR CME + 3.250%), 2/16/32 (c)	344,203	342,195
Cotiviti Corp. 2025 2nd Amendment Term Loan, 6.397%, (1 mo. USD SOFR CME + 2.750%), 3/26/32 (c)	237,600	222,527
Zelis Payments Buyer, Inc. Term Loan B, 6.481%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (c)	448,120	440,558

		1,005,280

Total Senior Floating Rate Interests (Cost $4,021,595)		3,967,927

Convertible Bonds – 0.6%
Consumer Discretionary – 0.1%
Etsy, Inc., 1.000%, 6/15/30	160,000	194,800

		194,800

Health Care – 0.5%
Cytokinetics, Inc., 1.750%, 10/1/31 (a)	325,000	453,172
Guardant Health, Inc., 1.250%, 2/15/31	175,000	472,027
Ionis Pharmaceuticals, Inc. 0.00%, 12/1/30 (a)	158,000	139,929
Merit Medical Systems, Inc., 3.000%, 2/1/29	250,000	292,750

		1,357,878

Total Convertible Bonds (Cost $1,268,122)		1,552,678

Total Long Term Investments (Cost $299,532,310)		284,332,126

Total Investments–108.8% (Cost $299,532,310)		284,332,126

Other Liabilities, less assets – (8.8)%		(23,041,077)

Net Assets – 100.0%		$261,291,049

^ The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities was $48,208,944, representing 18.5% of net assets.

(b) Step coupon bond.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

(c) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d) Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e) A portion or all of the security was purchased as a when issued or delayed delivery security.

(f) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $20,512,144 or 7.9% of the Fund’s net assets.

Abbreviations

AG — Assured Guaranty Inc.

CME — Chicago Mercantile Exchange

EURIBOR — Euro Interbank Offered Rate

ICE — Intercontinental Exchange

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

SOFR — Secured Overnight Financing Rate Data

TBA — To Be Announced

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

USD — United States Dollar

At July 31, 2026, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Wells Fargo Bank NA	9/16/26	2,449,000	$1,750,234	$15,953

United States Dollar	Euro Currency	Deutsche Bank AG	8/28/26	1,413,274	1,631,267	(21,102)

United States Dollar	Euro Currency	Deutsche Bank AG	9/16/26	8,133,000	9,394,523	30,734

United States Dollar	Euro Currency	Deutsche Bank AG	9/16/26	1,696,000	1,959,069	(16,654)

United States Dollar	Euro Currency	Deutsche Bank AG	9/16/26	1,134,000	1,309,897	(9,989)

United States Dollar	Euro Currency	Deutsche Bank AG	9/16/26	1,166,000	1,346,860	(16,734)

United States Dollar	Pound Sterling	Deutsche Bank AG	9/16/26	2,693,000	3,629,410	(23,051)

						$(40,843)

At July 31, 2026, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Australian Bond Futures (Long)	30	$2,283,297	$2,282,395	9/15/26	$(902)

Euro-Btp (Long)	17	2,277,442	2,278,324	9/8/26	882

Euro-Bund (Long)	8	1,159,707	1,147,246	9/8/26	(12,461)

Euro-Bobl (Short)	2	(264,277)	(262,549)	9/8/26	1,728

Euro-Schatz (Short)	8	(974,940)	(972,843)	9/8/26	2,097

					$(8,656)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

At July 31, 2026, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	$(20,506)	$(36)	$(20,470)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	7,528,000	(11,592)	(52,444)	40,852

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,410,000	640,680	19,484	621,196

Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	2,595,000	131,327	90,112	41,215

Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	5,075,000	70,814	4,660	66,154

Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,180,000	419,215	(25,845)	445,060

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	7,640,000	(927,207)	(388,619)	(538,588)

Receive Fixed rate annually 4.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	13,385,000	(436,748)	389,220	(825,968)

Receive Fixed rate annually 4.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/28	USD	17,057,000	(10,517)	64,793	(75,310)

Pay Fixed rate annually 4.060% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/35	USD	9,990,000	121,618	(226,248)	347,866

Receive Fixed rate annually 3.880% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	12,900,000	3,415	390	3,025

Receive Fixed rate annually 3.780% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/30	USD	20,160,000	(224,499)	254,451	(478,950)

Pay Fixed rate annually 3.530% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/32	USD	7,730,000	283,743	74,360	209,383

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/45	USD	707,000	(55,617)	(34,819)	(20,798)

Pay Fixed rate annually 4.250% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	1,925,000	62,788	(30,831)	93,619

Receive Fixed rate annually 3.810% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/18/36	USD	6,775,000	(249,178)	(76,762)	(172,416)

Receive Fixed rate annually 4.500% Pay Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	125,000	(12,978)	(9,519)	(3,459)

Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/17/31	USD	5,422,000	(99,408)	(18,929)	(80,479)

Receive Fixed rate annually 3.470% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	1/31/33	USD	13,600,000	(549,026)	(412,717)	(136,309)

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	1,705,000	206,924	159,161	47,763

Pay Fixed rate annually 3.880% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	25,125,000	(6,693)	11,874	(18,567)

						$(208,264)	$(455,181)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2026

At July 31, 2026, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USCPI	7/10/53	$1,840,000	$(7,022)	$-	$(7,022)

						$-	$(7,022)

At July 31, 2026, the Fund had the following OTC total return swap contracts outstanding.

Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	Total Return IBOXX USD Liquid High Yield, Series 1	3 month SOFR	Quarterly	USD	2,600,000	9/20/26	Morgan Stanley	$67,548	$-	$67,548

									$-	$67,548

Abbreviations

CORRA — Canadian Overnight Repo Rate Average

ESTR — Euro Short-Term Rate

LCH — London Clearing House

SOFR — Secured Overnight Financing Rate Data

SONIA — Sterling Overnight Index Average

USCPI — U.S.A. Consumers Price Index

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

USD — United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2026

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $639,931,033)	$1,191,702,790
Cash	412,484
Receivable for securities sold	1,157,637
Receivable for capital shares	80,196
Dividend receivable	1,006,897
Tax reclaim receivable	100,186

Total assets	1,194,460,190

LIABILITIES
Payable for capital shares	508,605
Management fee payable	660,506
Distribution fee payable	216,022
Other accrued expenses	248,567

Total liabilities	1,633,700

NET ASSETS	$1,192,826,490

NET ASSETS CONSISTS OF
Paid-in capital	$482,834,743
Total distributable earnings (loss)	709,991,747

NET ASSETS	$1,192,826,490

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$1,014,422,835

Outstanding shares of beneficial interest	24,728,050

Net Asset Value And Offering Price Per Share	$41.02

Institutional Shares
Net assets	$156,134,537

Outstanding shares of beneficial interest	3,855,002

Net Asset Value And Offering Price Per Share	$40.50

Class Y Shares
Net assets	$22,269,118

Outstanding shares of beneficial interest	548,303

Net Asset Value And Offering Price Per Share	$40.61

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2026

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $37,487,942)	$52,793,906
Cash	1,679,172
Foreign currency, at value (cost $72,685)	73,028
Receivable for capital shares	41,115
Dividend receivable	37,280
Tax reclaim receivable	38,668

Total assets	54,663,169

LIABILITIES
Payable for capital shares	472
Management fee payable	39,929
Distribution fee payable	8,201
Audit fee payable	35,218
Custody and accounting fees payable	9,480
Other accrued expenses	17,750
Foreign tax payable	856

Total liabilities	111,906

NET ASSETS	$54,551,263

NET ASSETS CONSISTS OF
Paid-in capital	$37,554,876
Total distributable earnings (loss)	16,996,387

NET ASSETS	$54,551,263

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$37,997,864

Outstanding shares of beneficial interest	1,818,980

Net Asset Value And Offering Price Per Share	$20.89

Institutional Shares
Net assets	$16,553,399

Outstanding shares of beneficial interest	784,944

Net Asset Value And Offering Price Per Share	$21.09

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2026

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $776,210,971)	$1,008,717,591
Cash	6,037,853
Foreign currency, at value (cost $1,604,299)	1,606,914
Receivable for securities sold	67,568,309
Receivable for capital shares	355,757
Dividend receivable	714,757
Tax reclaim receivable	4,415,721

Total assets	1,089,416,902

LIABILITIES
Payable for securities purchased	63,732,890
Payable for capital shares	332,539
Management fee payable	696,591
Distribution fee payable	49,048
Other accrued expenses	267,344
Foreign tax payable	402,807

Total liabilities	65,481,219

NET ASSETS	$1,023,935,683

NET ASSETS CONSISTS OF
Paid-in capital	$706,128,988
Total distributable earnings (loss)	317,806,695

NET ASSETS	$1,023,935,683

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$233,807,111

Outstanding shares of beneficial interest	18,207,355

Net Asset Value And Offering Price Per Share	$12.84

Institutional Shares
Net assets	$494,407,624

Outstanding shares of beneficial interest	39,309,877

Net Asset Value And Offering Price Per Share	$12.58

Class Y Shares
Net assets	$295,720,948

Outstanding shares of beneficial interest	23,450,431

Net Asset Value And Offering Price Per Share	$12.61

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2026

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $158,200)	$15,248,858
Interest income	24,014

Investment Income	15,272,872

EXPENSES
Management/Sponsorship fees	7,501,900
Distribution fees – Investor Shares	2,448,638
Transfer agent fees – Investor Shares	579,380
Transfer agent fees – Institutional Shares	7,730
Transfer agent fees – Class Y Shares	22,673
Custody and accounting fees	86,535
Professional fees	135,558
Registration fees – Investor Shares	26,942
Registration fees – Institutional Shares	25,184
Registration fees – Class Y Shares	24,422
Shareholder communication fees	81,943
Miscellaneous	180,475
Trustees fees	83,572

Total expenses	11,204,952
Fees waived and expenses reimbursed	(27,009)

Net expenses	11,177,943

NET INVESTMENT INCOME (LOSS)	4,094,929

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	219,864,012
Foreign currency	(568)

Net realized gain (loss)	219,863,444

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(42,516,756)

Net change in unrealized appreciation (depreciation)	(42,516,756)

NET REALIZED AND UNREALIZED GAIN (LOSS)	177,346,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,441,617

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2026

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $50,114)	$613,192
Interest income	18,303

Investment Income	631,495

EXPENSES
Management fees	394,759
Distribution fees – Investor Shares	79,006
Transfer agent fees – Investor Shares	79,869
Transfer agent fees – Institutional Shares	1,152
Custody and accounting fees	67,619
Professional fees	86,132
Registration fees – Investor Shares	21,248
Registration fees – Institutional Shares	19,018
Shareholder communication fees	10,892
Miscellaneous	16,975
Trustees fees	3,088

Total expenses	779,758
Fees waived and expenses reimbursed	(199,284)

Net expenses	580,474

NET INVESTMENT INCOME (LOSS)	51,021

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	3,927,122
Foreign currency	(10,525)

Net realized gain (loss)	3,916,597

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	7,460,758
Translation of assets and liabilities in foreign currencies	2,495

Net change in unrealized appreciation (depreciation)	7,463,253

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,379,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,430,871

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2026

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $2,898,700)	$26,321,985
Interest income	98,472

Investment Income	26,420,457

EXPENSES
Management fees	7,884,537
Distribution fees – Investor Shares	553,969
Transfer agent fees – Investor Shares	286,953
Transfer agent fees – Institutional Shares	2,565
Transfer agent fees – Class Y Shares	214,737
Custody and accounting fees	233,665
Professional fees	124,336
Registration fees – Investor Shares	31,352
Registration fees – Institutional Shares	34,071
Registration fees – Class Y Shares	24,158
Shareholder communication fees	83,379
Miscellaneous	239,015
Trustees fees	69,190

Net expenses	9,781,927

NET INVESTMENT INCOME (LOSS)	16,638,530

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	146,817,655
Foreign currency	16,517

Net realized gain (loss)	146,834,172

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	46,101,663
Translation of assets and liabilities in foreign currencies	(181,201)

Net change in unrealized appreciation (depreciation)	45,920,462

NET REALIZED AND UNREALIZED GAIN (LOSS)	192,754,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,393,164

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2026	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,094,929	$3,469,600
Net realized gain (loss)	219,863,444	70,988,651
Net change in unrealized appreciation (depreciation)	(42,516,756)	39,349,903

Net Increase (Decrease) in Net Assets Resulting from Operations	181,441,617	113,808,154

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(99,790,748)	(47,648,560)
Institutional Shares	(17,206,730)	(8,469,669)
Class Y Shares	(1,910,383)	(1,177,018)

Net Decrease in Net Assets from Distributions	(118,907,861)	(57,295,247)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	34,430,261	32,298,021
Net asset value of shares issued in reinvestment of distributions and dividends	109,558,895	52,664,198
Payments for shares redeemed	(133,892,706)	(122,772,803)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,096,450	(37,810,584)

Total Increase (Decrease) in Net Assets	72,630,206	18,702,323

NET ASSETS
Beginning of period	$1,120,196,284	$1,101,493,961

End of period	$1,192,826,490	$1,120,196,284

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2026	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$51,021	$19,875
Net realized gain (loss)	3,916,597	2,514,236
Net change in unrealized appreciation (depreciation)	7,463,253	(1,988,882)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,430,871	545,229

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(10,198)	-
Institutional Shares	(33,285)	(23,349)

Net Decrease in Net Assets from Distributions	(43,483)	(23,349)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	10,045,867	6,064,647
Net asset value of shares issued in reinvestment of distributions and dividends	41,871	21,614
Payments for shares redeemed	(5,181,168)	(4,841,388)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,906,570	1,244,873

Total Increase (Decrease) in Net Assets	16,293,958	1,766,753

NET ASSETS
Beginning of period	$38,257,305	$36,490,552

End of period	$54,551,263	$38,257,305

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2026	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,638,530	$14,267,462
Net realized gain (loss)	146,834,172	72,815,419
Net change in unrealized appreciation (depreciation)	45,920,462	41,437,458

Net Increase (Decrease) in Net Assets Resulting from Operations	209,393,164	128,520,339

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(4,352,583)	(3,378,004)
Institutional Shares	(10,726,520)	(9,424,867)
Class Y Shares	(5,861,847)	(5,198,531)

Net Decrease in Net Assets from Distributions	(20,940,950)	(18,001,402)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	121,202,511	135,843,879
Net asset value of shares issued in reinvestment of distributions and dividends	16,684,666	14,294,353
Payments for shares redeemed	(189,063,140)	(192,182,639)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(51,175,963)	(42,044,407)

Total Increase (Decrease) in Net Assets	137,276,251	68,474,530

NET ASSETS
Beginning of period	$886,659,432	$818,184,902

End of period	$1,023,935,683	$886,659,432

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
For a share outstanding for the period:
Net asset value, beginning of period	$39.09	$37.08	$31.12	$28.71	$34.82

Income from investment operations:
Net investment income (loss)	0.10	0.14	0.17	0.16	0.03
Net realized and unrealized gain (loss) on investments	6.05	3.82	6.11	2.80	(4.08)

Total Income (loss) From Investment Operations	6.15	3.96	6.28	2.96	(4.05)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)	(0.10)	(0.12)	(0.11)	(0.01)
Distributions to shareholders from net realized gain	(4.12)	(1.85)	(0.20)	(0.44)	(2.05)

Total Distributions	(4.22)	(1.95)	(0.32)	(0.55)	(2.06)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]

Net asset value, end of period	$41.02	$39.09	$37.08	$31.12	$28.71

Total return	16.94%	10.88%	20.30%	10.60%	(12.65)%
Portfolio turnover	51%	21%	9%	9%	6%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$1,014	$948	$931	$810	$776
Ratio of expenses to average net assets	1.01%	1.04%	0.98%	1.00%	1.05%
Ratio of gross expenses to average net assets	1.01%	1.04%	0.98%	1.00%	1.05%
Ratio of net investment income (loss) to average net assets	0.31%	0.27%	0.39%	0.45%	0.14%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
For a share outstanding for the period:
Net asset value, beginning of period	$38.65	$36.72	$30.88	$28.56	$34.60

Income from investment operations:
Net investment income (loss)	0.20	0.10	0.12	0.18	0.12
Net realized and unrealized gain (loss) on investments	5.99	3.94	6.18	2.83	(4.05)

Total Income (loss) From Investment Operations	6.19	4.04	6.30	3.01	(3.93)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.22)	(0.26)	(0.26)	(0.25)	(0.06)
Distributions to shareholders from net realized gain	(4.12)	(1.85)	(0.20)	(0.44)	(2.05)

Total Distributions	(4.34)	(2.11)	(0.46)	(0.69)	(2.11)
Net asset value, end of period	$40.50	$38.65	$36.72	$30.88	$28.56

Total return	17.28%	11.24%	20.62%	10.91%	(12.36)%
Portfolio turnover	51%	21%	9%	9%	6%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$156	$151	$151	$134	$125
Ratio of expenses to average net assets	0.72%	0.74%	0.70%	0.71%	0.73%
Ratio of gross expenses to average net assets	0.72%	0.74%	0.70%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets	0.60%	0.57%	0.69%	0.73%	0.46%

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026		2025		2024		2023		2022
For a share outstanding for the period:
Net Asset Value, beginning of period	$38.72		$36.77		$30.92		$28.60		$34.66

Income from investment operations:
Net investment income (loss)	1.21		1.24		11.59		5.43		7.56
Net realized and unrealized gain (loss) on investments	4.97		2.78		(5.31)		(2.44)		(11.52)

Total Income (loss) From Investment Operations	6.18		4.02		6.28		2.99		(3.96)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.17)		(0.22)		(0.23)		(0.23)		(0.05)
Distributions to shareholders from net realized gain	(4.12)		(1.85)		(0.20)		(0.44)		(2.05)

Total Distributions	(4.29)		(2.07)		(0.43)		(0.67)		(2.10)
Net asset value, end of period	$40.61		$38.72		$36.77		$30.92		$28.60

Total return	17.19%		11.17%		20.51%		10.78%		(12.42)%
Portfolio turnover	51%		21%		9%		9%		6%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$22		$21		$19		$11		$9
Ratio of expenses to average net assets	0.80%	[1]	0.80%	[1]	0.80%	[1]	0.80%	[1]	0.80%	[1]
Ratio of gross expenses to average net assets	0.94%		0.94%		0.97%		0.95%		1.02%
Ratio of net investment income (loss) to average net assets	0.52%		0.51%		0.56%		0.64%		0.40%

1 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026		2025		2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$16.23		$15.98		$13.89		$13.79		$19.06

Income from investment operations:
Net investment income (loss)	0.01		0.001		(0.02)		(0.03)		(0.10)
Net realized and unrealized gain (loss) on investments	4.66		0.25		2.11		0.13		(4.45)

Total Income (loss) From Investment Operations	4.67		0.25		2.09		0.10		(4.55)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.01)		-		(0.00)	[1]	-		-
Distributions to shareholders from net realized gain	-		-		-		-		(0.72)

Total Distributions	(0.01)		-		-		-		(0.72)
Net asset value, end of period	$20.89		$16.23		$15.98		$13.89		$13.79

Total return	28.83%		1.50%		15.06%		0.73%		(24.60)%
Portfolio turnover	42%		64%		45%		39%		51%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$38		$25		$21		$18		$16
Ratio of expenses to average net assets	1.33%	[2,3]	1.40%	[2]	1.40%	[2]	1.40%	[2]	1.40%	[2]
Ratio of gross expenses to average net assets	1.82%		2.05%		2.13%		2.05%		1.99%
Ratio of net investment income (loss) to average net assets	0.04%		(0.04)%		(0.19)%		(0.25)%		(0.59)%

1 Amount represents less than $0.005 per share.

2 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

3 Effective November 30, 2025, the annual expense limitation for the Fund’s Investor Shares was reduced from 1.40% to 1.30%. The ratio of expenses to average net assets for the year ended July 31, 2026 reflects the blended effect of the expense limitations in effect before and after November 30, 2025.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026		2025		2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$16.37		$16.11		$13.98		$13.85		$19.12

Income from investment operations:
Net investment income (loss)	0.05		0.04		0.02		(0.00)	[1]	(0.06)
Net realized and unrealized gain (loss) on investments	4.71		0.25		2.13		0.13		(4.46)

Total Income (loss) From Investment Operations	4.76		0.29		2.15		0.13		(4.52)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.04)		(0.03)		(0.02)		-		(0.03)
Distributions to shareholders from net realized gain	-		-		-		-		(0.72)

Total Distributions	(0.04)		(0.03)		(0.02)		-		(0.75)
Net asset value, end of period	$21.09		$16.37		$16.11		$13.98		$13.85

Total return	29.09%		1.79%		15.37%		0.94%		(24.39)%
Portfolio turnover	42%		64%		45%		39%		51%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$17		$14		$15		$16		$13
Ratio of expenses to average net assets	1.08%	[2,3]	1.15%	[2]	1.15%	[2]	1.15%	[2]	1.15%	[2]
Ratio of gross expenses to average net assets	1.38%		1.51%		1.56%		1.53%		1.40%
Ratio of net investment income (loss) to average net assets	0.27%		0.20%		0.06%		0.02%		(0.37)%

1 Amount represents less than $0.005 per share.

2 Reflects a waiver of fees by the Manager of the Fund.

3 Effective November 30, 2025, the annual expense limitation for the Fund’s Institutional Shares was reduced from 1.15% to 1.05%. The ratio of expenses to average net assets for the year ended July 31, 2026 reflects the blended effect of the expense limitations in effect before and after November 30, 2025.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.55	$ 9.25	$8.16	$ 7.39	$9.29

Income from investment operations:
Net investment income (loss)	0.20	0.16	0.19	0.21	0.16
Net realized and unrealized gain (loss) on investments	2.32	1.31	1.08	0.76	(1.95)

Total Income (loss) From Investment Operations	2.52	1.47	1.27	0.97	(1.79)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.23)	(0.17)	(0.18)	(0.20)	(0.11)
Distributions to shareholders from net realized gain	-	-	-	-	-

Total Distributions	(0.23)	(0.17)	(0.18)	(0.20)	(0.11)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]

Net asset value, end of period	$12.84	$10.55	$9.25	$ 8.16	$7.39

Total return	24.14%	16.14%	15.59%	13.17%	(19.23)%
Portfolio turnover	88%	80%	89%	90%	88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$234	$205	$187	$171	$201
Ratio of expenses to average net assets	1.29%	1.28%	1.31%	1.33%	1.34%
Ratio of gross expenses to average net assets	1.29%	1.28%	1.31%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets	1.45%	1.49%	1.93%	1.75%	1.40%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.32	$9.07	$8.02	$7.30	$9.19

Income from investment operations:
Net investment income (loss)	0.21	0.17	0.18	0.16	0.16
Net realized and unrealized gain (loss) on investments	2.31	1.30	1.10	0.82	(1.89)

Total Income (loss) From Investment Operations	2.52	1.47	1.28	0.98	(1.73)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.26)	(0.22)	(0.23)	(0.26)	(0.16)
Distributions to shareholders from net realized gain	-	-	-	-	-

Total Distributions	(0.26)	(0.22)	(0.23)	(0.26)	(0.16)
Redemption fee proceeds[1]	-	-	-	-	0.00	[2]

Net asset value, end of period	$12.58	$10.32	$9.07	$8.02	$7.30

Total return	24.67%	16.50%	16.06%	13.66%	(18.88)%
Portfolio turnover	88%	80%	89%	90%	88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$494	$435	$411	$407	$525
Ratio of expenses to average net assets	0.90%	0.97%	0.96%	0.92%	0.89%
Ratio of gross expenses to average net assets	0.90%	0.97%	0.96%	0.92%	0.89%
Ratio of net investment income (loss) to average net assets	1.82%	1.81%	2.29%	2.11%	1.91%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026	2025	2024	2023	2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.35	$9.09	$8.03	$7.30	$9.20

Income from investment operations:
Net investment income (loss)	0.20	0.16	0.19	0.19	0.16
Net realized and unrealized gain (loss) on investments	2.31	1.31	1.09	0.79	(1.90)

Total Income (loss) From Investment Operations	2.51	1.47	1.28	0.98	(1.74)
Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.25)	(0.21)	(0.22)	(0.25)	(0.16)
Distributions to shareholders from net realized gain	-	-	-	-	-

Total Distributions	(0.25)	(0.21)	(0.22)	(0.25)	(0.16)
Net asset value, end of period	$12.61	$10.35	$9.09	$8.03	$7.30

Total return	24.53%	16.47%	16.02%	13.67%	(19.01)%
Portfolio turnover	88%	80%	89%	90%	88%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$296	$246	$219	$256	$528
Ratio of expenses to average net assets	0.98%	1.05%	0.97%	0.96%	0.95%
Ratio of gross expenses to average net assets	0.98%	1.05%	0.97%	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	1.76%	1.71%	2.26%	2.09%	1.87%

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact Equity Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund, and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini Sustainable Solutions Fund and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$100,997,947	$-	$-	$100,997,947
Consumer Discretionary	98,263,188	-	-	98,263,188
Consumer Staples	35,365,432	-	-	35,365,432
Financials	186,833,505	-	-	186,833,505
Health Care	116,619,615	-	-	116,619,615
Industrials	63,276,503	-	-	63,276,503
Information Technology	474,329,018	-	-	474,329,018
Materials	39,098,509	-	-	39,098,509
Real Estate	59,773,975	-	-	59,773,975
Utilities	17,145,098	-	-	17,145,098

Total	$1,191,702,790	$-	$-	$1,191,702,790

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,321,734	$-	$-	$1,321,734
Consumer Discretionary	1,964,647	-	-	1,964,647
Consumer Staples	1,490,466	-	-	1,490,466
Financials	1,621,195	6,615,903	-	8,237,098
Health Care	6,576,892	2,959,476	-	9,536,368
Industrials	7,391,442	6,010,936	-	13,402,378
Information Technology	10,619,893	-	-	10,619,893
Materials	891,004	1,640,411	-	2,531,415
Real Estate	1,304,277	-	-	1,304,277
Utilities	-	2,385,506	-	2,385,506
Rights
Health Care	-	-	124	124

Total	$33,181,550	$19,612,232	$124	$52,793,906

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$46,287,467	$-	$46,287,467
Austria	-	1,807,530	-	1,807,530
Belgium	-	10,995,402	-	10,995,402
Brazil	564,834	-	-	564,834
China	-	5,507,083	-	5,507,083
Côte d’Ivoire (Ivory Coast)	-	4,808,705	-	4,808,705
Denmark	-	2,968,783	-	2,968,783
Finland	-	724,534	-	724,534
France	-	91,379,048	-	91,379,048
Germany	-	83,287,005	-	83,287,005
Hong Kong	-	7,177,361	-	7,177,361
Hungary	-	1,289,614	-	1,289,614
Ireland	13,996,880	-	-	13,996,880
Israel	-	7,952,105	-	7,952,105
Italy	750,794	17,253,836	-	18,004,630
Japan	1,824,757	243,811,142	-	245,635,899
Mexico	2,484,898	-	-	2,484,898
Netherlands	7,593,085	70,560,777	-	78,153,862
Norway	-	9,907,576	-	9,907,576
Singapore	-	47,325,140	-	47,325,140
South Korea	-	9,458,522	-	9,458,522
Spain	-	35,256,790	-	35,256,790
Sweden	-	58,007,890	-	58,007,890
Switzerland	-	47,011,859	-	47,011,859
Taiwan	-	11,627,974	-	11,627,974
Thailand	3,055,069	5,304,119	-	8,359,188
United Kingdom	-	78,174,125	-	78,174,125
United States	1,417,320	73,211,401	-	74,628,721

Total	$31,687,637	$971,095,788	$-	$1,002,783,425

Preferred Stock
Germany	-	5,934,166	-	5,934,166

Total	$31,687,637	$977,029,954	$-	$1,008,717,591

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

DOMINI IMPACT EQUITY FUND

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DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds may be subject to foreign taxes on income, a portion of which may be recoverable. Each Fund recognizes tax reclaims when the Fund determines that it is due the reclaim. The Funds may file withholding tax reclaims to recover a portion of amounts previously withheld. These filings are subject to various administrative and judicial proceedings within the applicable country. The collectability of such reclaims is monitored based on factors such as changes in applicable tax laws, judicial interpretations, and the processing and payment patterns of foreign tax authorities. The Funds earn income daily, net of Fund expenses. Dividends to shareholders are usually declared and paid semi-annually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal and Other Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2026, tax years 2022 through 2025 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Funds’ financial statement presentation or disclosure.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Funds effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

(I) Segment Reporting. Each Fund operates as a single reportable segment, an investment company whose objective is included in Note 1. In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) the Funds’ President acts as the Funds’ Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Funds’ single segment and deciding how to allocate the segment’s resources. The CODM monitors each Fund’s operating results as a whole, and each Fund’s long-term investment strategy is executed by the Fund’s portfolio managers in accordance with the objective and policies described in Note 1 and the Fund’s prospectus. The financial information reviewed by the CODM, including each Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total net assets” and significant segment expenses are listed on the Statement of Operations.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and
0.80% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	0.94% of the first $250 million of net assets managed,
0.83% of the next $250 million of net assets managed,
0.75% of the next $250 million of net assets managed,
0.73% of the next $250 million of net assets managed, and
0.70% of net assets managed in excess of $1 billion

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

securities holdings of the Fund. For these services and facilities, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate below of the Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2025, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) until November 30, 2026, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Class Y Shares	0.80%
Domini Sustainable Solutions Fund Investor Shares	1.30%
Domini Sustainable Solutions Fund Institutional Shares	1.05%
Domini Impact International Equity Fund Class Y Shares	1.12%

Prior to November 30, 2025, the expense limitations for the Domini Sustainable Solutions Fund’s Investor Shares and Institutional Shares were 1.40% and 1.15%, respectively.

For the year ended July 31, 2026, Domini reimbursed expenses as follows:

EXPENSES REIMBURSED
Domini Impact Equity Fund Class Y Shares	$27,009
Domini Sustainable Solutions Fund Investor Shares	75,419
Domini Sustainable Solutions Fund Institutional Shares	44,859
Domini Impact International Equity Fund	-

As of July 31, 2026, Domini owned less than 3% of any class of the outstanding shares of each Fund.

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund and Domini Sustainable Solutions Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fees for submanagement services are paid by the adviser and are not an incremental Fund expense.

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the year ended July 31, 2026, fees waived were as follows:

FEES WAIVED
Domini Sustainable Solutions Fund Investor Shares	$79,006

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

(D) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Chair of the Audit Committee, and Chair of the Nominating Committee receive an additional chairperson fee of $5,000 annually. Each Independent Trustee also receives $1,500 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of July 31, 2026, all Trustees and officers of the Trust as a group owned less than 1% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2026, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$591,386,613	$695,375,879
Domini Sustainable Solutions Fund	25,512,909	19,021,857
Domini Impact International Equity Fund	843,403,791	894,356,081

5. SHARES OF BENEFICIAL INTEREST

At July 31, 2026, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	422,094	$16,324,388	476,087	$17,812,232
Shares issued in reinvestment of dividends and distributions	2,604,326	96,404,996	1,219,793	46,030,646
Shares redeemed	(2,557,798)	(100,438,294)	(2,554,610)	(95,085,969)

Net increase (decrease)	468,622	$12,291,090	(858,730)	$(31,243,091)

Institutional Shares
Shares sold	254,373	$9,998,373	205,519	$7,641,469
Shares issued in reinvestment of dividends and distributions	307,575	11,243,516	146,343	5,456,533
Shares redeemed	(625,659)	(24,056,173)	(558,507)	(20,684,582)

Net decrease	(63,711)	$(2,814,284)	(206,645)	$(7,586,580)

Class Y Shares
Shares sold	205,563	$8,107,500	179,471	$6,844,320
Shares issued in reinvestment of dividends and distributions	52,068	1,910,383	31,500	1,177,019
Shares redeemed	(237,978)	(9,398,239)	(191,853)	(7,002,252)

Net increase	19,653	$619,644	19,118	$1,019,087

Total
Shares sold	882,030	$34,430,261	861,077	$32,298,021
Shares issued in reinvestment of dividends and distributions	2,963,969	109,558,895	1,397,636	52,664,198
Shares redeemed	(3,421,435)	(133,892,706)	(3,304,970)	(122,772,803)

Net increase (decrease)	424,564	$10,096,450	(1,046,257)	$(37,810,584)

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Shares
Shares sold	509,305	$9,620,567	362,509	$5,843,711
Shares issued in reinvestment of dividends and distributions	482	10,101	-	-
Shares redeemed	(215,465)	(4,066,538)	(164,493)	(2,589,113)

Net increase	294,322	$5,564,130	198,016	$3,254,598

Institutional Shares
Shares sold	19,955	$425,300	13,514	$220,936
Shares issued in reinvestment of dividends and distributions	1,503	31,770	1,329	21,614
Shares redeemed	(62,471)	(1,114,630)	(138,092)	(2,252,275)

Net decrease	(41,013)	$(657,560)	(123,249)	$(2,009,725)

Total
Shares sold	529,260	$10,045,867	376,023	$6,064,647
Shares issued in reinvestment of dividends and distributions	1,985	41,871	1,329	21,614
Shares redeemed	(277,936)	(5,181,168)	(302,585)	(4,841,388)

Net increase	253,309	$4,906,570	74,767	$1,244,873

	Year Ended		Year Ended
	July 31, 2026		July 31, 2025
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	2,111,387	$25,190,807	3,036,447	$29,572,239
Shares issued in reinvestment of dividends and distributions	318,511	3,715,594	301,777	2,835,578
Shares redeemed	(3,679,622)	(43,586,208)	(4,148,809)	(39,987,507)

Net decrease	(1,249,724)	$(14,679,807)	(810,585)	$(7,579,690)

Institutional Shares
Shares sold	4,670,328	$53,768,742	6,639,117	$62,653,836
Shares issued in reinvestment of dividends and distributions	655,378	7,523,577	718,678	6,621,948
Shares redeemed	(8,157,353)	(94,500,603)	(10,568,579)	(100,012,484)

Net decrease	(2,831,647)	$(33,208,284)	(3,210,784)	$(30,736,700)

Class Y Shares
Shares sold	3,583,038	$42,242,962	4,640,526	$43,617,804
Shares issued in reinvestment of dividends and distributions	472,880	5,445,495	524,141	4,836,827
Shares redeemed	(4,411,596)	(50,976,329)	(5,495,932)	(52,182,648)

Net decrease	(355,678)	$(3,287,872)	(331,265)	$(3,728,017)

Total
Shares sold	10,364,753	$121,202,511	14,316,090	$135,843,879
Shares issued in reinvestment of dividends and distributions	1,446,769	16,684,666	1,544,596	14,294,353
Shares redeemed	(16,248,571)	(189,063,140)	(20,213,320)	(192,182,639)

Net decrease	(4,437,049)	$(51,175,963)	(4,352,634)	$(42,044,407)

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

6. FEDERAL TAX STATUS

The tax basis of the components of distributable earnings for the Funds at July 31, 2026, are as follows:

	Domini Impact Equity Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Undistributed ordinary income	$13,077,970	$-	$12,419,577
Undistributed capital gains	151,119,675	1,834,645	82,303,220
Unrealized appreciation/(depreciation)	545,794,102	15,166,060	223,083,898
Late year ordinary and post Oct capital loss deferrals	-	(4,318)	-

Distributable net earnings/(deficit)	$709,991,747	$16,996,387	$317,806,695

For the year ended July 31, 2026, the Funds made the following reclassification to the components of net assets to align financial reporting with tax reporting:

	Domini Impact Equity Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Paid-in Capital	$-	$2,626	$-
Distributable Earnings	-	(2,626)	-

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses.

Permanent book and tax differences could result from distributions in excess of income; however such amounts, if any, would have no effect on net assets.

For tax purposes, the Funds may elect to defer any portion of a post October capital loss deferral or late year ordinary loss to the first day of the following fiscal year. At July 31, 2026, the Domini Sustainable Solutions Fund had late year ordinary losses of $4,318.

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended July 31,
	2026	2025	2026	2025	2026	2025
Ordinary income	$5,107,939	$3,721,968	$43,483	$23,349	$20,940,950	$18,001,402
Long-term capital gain	113,799,922	53,573,279	-	-	-	-

Total	$118,907,861	$57,295,247	$43,483	$23,349	$20,940,950	$18,001,402

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at July 31, 2026, as determined on a federal income tax basis, were as follows:

	Domini Impact Equity Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund
Aggregate Cost	$645,908,688	$37,629,685	$785,524,312

Gross unrealized appreciation	$566,331,204	$16,106,850	$256,446,279
Gross unrealized depreciation	(20,537,102)	(942,629)	(33,253,000)

Net unrealized appreciation (depreciation)	$545,794,102	$15,164,221	$223,193,279

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, political instability, recessions, inflation, changes in interest or currency rates, the global and domestic effects of widespread or local health, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, nonperformance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China’s long-running conflict over Taiwan’s sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Market Sector Risk. Each Domini Fund may hold a large percentage of securities in a particular market sector. To the extent a Fund holds a large percentage of securities in a particular sector, its performance will be tied closely to and affected by the performance of that sector and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments affecting the issuers or companies in such market sectors.

Financials Sector Risk. The investment by each Domini Fund of a large percentage of its holdings in securities of issuers in the financials sector will subject the Fund to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting the issuers or companies in the financials sector. Issuers in the financials sector, such as banks, insurance companies, and broker-dealers, may be sensitive to changes in interest rates, credit rating downgrades, decreased liquidity in credit markets, and general economic activity, and are generally subject to extensive government regulation.

Information Technology Sector Risk. The investment by the Domini Impact Equity Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund (each of Fund) of a large percentage of its holdings in securities of issuers in the information technology sector will subject the Fund to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting the issuers or companies in the information technology sector. Information technology companies face intense competition and potentially rapid obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Industrials Sector Risk. The investment by the Domini Sustainable Solutions Fund and Domini Impact International Equity Fund of a large percentage of its holdings in securities of issuers in the industrials sector, such as companies engaged in the production, distribution or service of products

DOMINI IMPACT EQUITY FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

or equipment for manufacturing, agriculture, forestry, mining, and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, litigation, liability for environmental damage and product liability claims, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates, and worldwide competition. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.

Health Care Sector Risk. The investment by each of the Domini Impact Equity Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund (each of Fund) of a large percentage of its holdings in securities of issuers in the health care sector will subject the Fund to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting the issuers or companies in the health care sector. Securities in the health care sector, such as health care supplies, health care services, biotechnology, and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, increases or decreases in the cost of medical products, services, and patient care, shortages of skilled personnel and increased personnel costs, and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting and may be thinly capitalized and susceptible to product obsolescence.

Consumer Discretionary Sector Risk. The investment by each of the Domini Impact Equity Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund (each a Fund) of a large percentage of its holdings in securities of issuers in the consumer discretionary sector will subject the Fund to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting the issuers or companies in the consumer discretionary sector. Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Domini Impact Equity Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund (the Funds), three of the funds comprising Domini Investment Trust, including the portfolios of investments, as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 23, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

DOMINI IMPACT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2026

ASSETS
Investments, at value (cost $299,532,310)	$284,332,126
Cash	5,112,732
Foreign currency, at value (cost $49,441)	49,779
Receivable for securities sold	2,708,701
Interest receivable	1,929,846
Collateral on certain derivative contracts	1,955,000
Premium paid for swap contracts	1,068,505
Receivable for variation margin swaps	1,916,133
Receivable for capital shares	93,676
Cash held at other banks (cost $662,610)	662,875
Unrealized appreciation on OTC swap contracts	67,548
Unrealized appreciation on forward currency contracts	46,687
Receivable for variation margin futures	8,735

Total assets	299,952,343

LIABILITIES
Payable for securities purchased	34,190,337
Payable for capital shares	394,415
Payable for variation margin swaps	2,371,314
Cash due to broker (cost $17,627)	17,630
Premium received for swap contracts	1,276,769
Management fee payable	125,177
Distribution fee payable	24,357
Other accrued expenses	85,965
Dividend payable	79,043
Unrealized depreciation on OTC swap contracts	7,022
Unrealized depreciation on forward currency contracts	87,530
Foreign tax payable	1,735

Total liabilities	38,661,294

NET ASSETS	$261,291,049

NET ASSETS CONSISTS OF
Paid-in capital	$298,305,515
Total distributable earnings (loss)	(37,014,466)

NET ASSETS	$261,291,049

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	$113,468,963

Outstanding shares of beneficial interest	11,324,760

Net Asset Value And Offering Price Per Share	$10.02

Institutional Shares
Net assets	$111,972,888

Outstanding shares of beneficial interest	11,254,794

Net Asset Value And Offering Price Per Share	$9.95

Class Y Shares
Net assets	$35,849,198

Outstanding shares of beneficial interest	3,574,987

Net Asset Value And Offering Price Per Share	$10.03

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2026

INCOME
Interest income	$10,538,012

Investment Income	10,538,012

EXPENSES
Management fee	1,460,824
Distribution fees – Investor Shares	286,139
Transfer agent fees – Investor Shares	171,702
Transfer agent fees – Institutional Shares	1,495
Transfer agent fees – Class Y Shares	33,035
Custody and accounting fees	115,304
Professional fees	105,480
Registration fees – Investor Shares	20,317
Registration fees – Institutional Shares	25,122
Registration fees – Class Y Shares	18,706
Shareholder communication fees	37,489
Miscellaneous	51,292
Trustees fees	18,860

Total expenses	2,345,765
Fees waived and expenses reimbursed	(510,177)

Net expenses	1,835,588

NET INVESTMENT INCOME (LOSS)	8,702,424

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	30,325
Swap contracts	(354,037)
Futures contracts	64,154
Foreign currency	1,244
Forward contracts	319,525

Net realized gain (loss)	61,211

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(1,625,542)
Swap contracts	(630,346)
Futures contracts	(37,775)
Forward contracts	(276,553)
Translation of assets and liabilities in foreign currencies	3,473

Net change in unrealized appreciation (depreciation)	(2,566,743)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,505,532)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,196,892

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2026	Year Ended July 31, 2025
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,702,424	$8,141,147
Net realized gain (loss)	61,211	(5,820,886)
Net change in unrealized appreciation (depreciation)	(2,566,743)	3,999,168

Net Increase (Decrease) in Net Assets Resulting from Operations	6,196,892	6,319,429

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,608,219)	(3,662,934)
Institutional Shares	(3,681,331)	(3,523,940)
Class Y Shares	(1,203,607)	(1,093,220)

Net Decrease in Net Assets from Distributions	(8,493,157)	(8,280,094)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	49,837,942	53,593,178
Net asset value of shares issued in reinvestment of distributions and dividends	7,540,756	7,367,357
Payments for shares redeemed	(42,740,856)	(53,355,960)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,637,842	7,604,575

Total Increase (Decrease) in Net Assets	12,341,577	5,643,910

NET ASSETS
Beginning of period	$248,949,472	$243,305,562

End of period	$261,291,049	$248,949,472

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026		2025		2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.10		$10.19		$ 9.87		$10.51		$ 12.04

Income from investment operations:
Net investment income (loss)	0.33		0.32		0.29		0.24		0.16
Net realized and unrealized gain (loss) on investments	(0.09)		(0.08)		0.32		(0.62)		(1.41)

Total Income (loss) From Investment Operations	0.24		0.24		0.61		(0.38)		(1.25)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.32)		(0.33)		(0.29)		(0.26)		(0.17)
Distributions to shareholders from net realized gain	-		-		-		(0.00)	[1]	(0.11)

Total Distributions	(0.32)		(0.33)		(0.29)		(0.26)		(0.28)

Redemption fee proceeds[2]	-		-		-		-		0.00	[1]

Net asset value, end of period	$10.02		$10.10		$10.19		$ 9.87		$ 10.51

Total return	2.39%		2.39%		6.29%		(3.56)%		(10.53)%
Portfolio turnover	195%		194%		258%		278%		383%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 113		$ 112		$ 115		$ 116		$ 133
Ratio of expenses to average net assets	0.87%	[3]	0.87%	[3]	0.87%	[3]	0.87%	[3]	0.87%	[3]
Ratio of gross expenses to average net assets	1.11%		1.14%		1.15%		1.13%		1.08%
Ratio of net investment income (loss) to average net assets	3.23%		3.19%		2.94%		2.41%		1.47%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026		2025		2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.03		$10.11		$ 9.80		$10.43		$ 11.96

Income from investment operations:
Net investment income (loss)	0.36		0.35		0.32		0.27		0.20
Net realized and unrealized gain (loss) on investments	(0.09)		(0.07)		0.30		(0.61)		(1.42)

Total Income (loss) From Investment Operations	0.27		0.28		0.62		(0.34)		(1.22)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.35)		(0.36)		(0.31)		(0.29)		(0.20)
Distributions to shareholders from net realized gain	-		-		-		(0.00)	[1]	(0.11)

Total Distributions	(0.35)		(0.36)		(0.31)		(0.29)		(0.31)

Net asset value, end of period	$ 9.95		$10.03		$10.11		$ 9.80		$ 10.43

Total return	2.69%		2.79%		6.53%		(3.22)%		(10.34)%
Portfolio turnover	195%		194%		258%		278%		383%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 112		$ 101		$ 100		$84		$ 93
Ratio of expenses to average net assets	0.57%	[2]	0.57%	[2]	0.57%	[2]	0.57%	[2]	0.57%	[2]
Ratio of gross expenses to average net assets	0.72%		0.72%		0.75%		0.74%		0.72%
Ratio of net investment income (loss) to average net assets	3.53%		3.49%		3.25%		2.71%		1.74%

1 Amount represents less than $0.005 per share.

2 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2026		2025		2024		2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.11		$10.19		$ 9.88		$10.52		$ 12.05

Income from investment operations:
Net investment income (loss)	0.35		0.35		0.32		0.27		0.19
Net realized and unrealized gain (loss) on investments	(0.08)		(0.08)		0.30		(0.63)		(1.41)

Total Income (loss) From Investment Operations	0.27		0.27		0.62		(0.36)		(1.22)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.35)		(0.35)		(0.31)		(0.28)		(0.20)
Distributions to shareholders from net realized gain	—		—		—		(0.00)	[1]	(0.11)

Total Distributions	(0.35)		(0.35)		(0.31)		(0.28)		(0.31)

Net asset value, end of period	$10.03		$10.11		$10.19		$ 9.88		$ 10.52

Total return	2.61%		2.71%		6.41%		(3.35)%		(10.32)%
Portfolio turnover	195%		194%		258%		278%		383%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$ 36		$ 36		$ 28		$23		$ 18
Ratio of expenses to average net assets	0.65%	[2]	0.65%	[2]	0.65%	[2]	0.65%	[2]	0.65%	[2]
Ratio of gross expenses to average net assets	0.84%		0.88%		0.90%		0.91%		0.96%
Ratio of net investment income (loss) to average net assets	3.45%		3.41%		3.17%		2.65%		1.74%

1 Amount represents less than $0.005 per share.

2 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of the Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m. Eastern Time, on each day the NYSE is open for trading.

Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$94,967,159	$-	$94,967,159
Corporate Bonds and Notes	-	90,170,179	-	90,170,179
U.S. Government Agency Obligations	-	66,540,940	-	66,540,940
Municipal Bonds	-	12,388,653	-	12,388,653
Foreign Government & Agency Securities	-	8,053,238	-	8,053,238
Asset Backed Securities	-	6,691,352	-	6,691,352
Senior Floating Rate Interests	-	3,967,927	-	3,967,927
Convertible Bonds	-	1,552,678	-	1,552,678

Total Long Term Investments	$-	$284,332,126	$-	$284,332,126

Total Investment in Securities	$-	$284,332,126	$-	$284,332,126

Other Financial Instruments:
Forward Currency Contracts	-	46,687	-	46,687
Futures	4,707	-	-	4,707
Total Return Swap - OTC	-	67,548	-	67,548
Interest Rate Swap - CCP	-	1,916,133	-	1,916,133

Total Other Financial Instruments	$4,707	$2,030,368	$-	$2,035,075

Liabilities:

Other Financial Instruments:
Forward Currency Contracts	$-	$(87,530)	$-	$(87,530)
Futures	(13,363)	-	-	(13,363)
Interest Rate Swap - CCP	-	(2,371,314)	-	(2,371,314)
Interest Rate Swap - OTC	-	(7,022)	-	(7,022)

Total Other Financial Instruments	$(13,363)	$(2,465,866)	$-	$(2,479,229)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis. The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery.

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Income on these securities will not be earned until settlement date.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap

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July 31, 2026

(swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of July 31, 2026.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at July 31, 2026 are listed in the Fund’s Portfolio of Investments. Amounts pledged, which are considered restricted, are included in cash held at other banks for future contracts in the Statement of Assets and Liabilities.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at July 31, 2026 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at July 31, 2026, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index,

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July 31, 2026

or a tranche of credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. The fund had no outstanding OTC or centrally cleared credit default swap contracts as of July 31, 2026.

(L)Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index. Total return swap contracts outstanding at July 31, 2026 are listed in the Fund’s Portfolio of Investments.

(M) Upfront Premiums on Swap Contracts. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

(N) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(O) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually.

Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(P) Federal and Other Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.

(Q) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(R) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(S) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

(T) Segment Reporting. The Fund operates as a single reportable segment, an investment company whose objective is included in Note 1. In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The CODM monitors each Fund’s operating results as a whole, and each Fund’s long-term investment strategy is executed by the Fund’s portfolio managers in accordance with the objective and policies described in Note 1 and the Fund’s prospectus. The financial information reviewed by the CODM, including each Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total net assets” and significant segment expenses are listed on the Statement of Operations.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the Management Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the next $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2025, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2026, absent an earlier modification by the Board of Trustees which oversee the Fund. For the year ended July 31, 2026, Domini reimbursed expenses for the Investor, Institutional, and Class Y shares in the amount of $146,327, $161,877, and $68,447, respectively.

As of July 31, 2026, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Fund in connection with the offering of Investor shares of the Fund pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the year ended July 31, 2026, fees waived by DSIL for the Investor shares totaled $133,526.

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

(D) Trustees and Officers. Each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $39,000. The Lead Independent Trustee, Chair of the Audit Committee, and Chair of the Nominating Committee receive an additional chairperson fee of $5,000 annually. Each Independent Trustee also receives $1,500 for attendance at each regular, quarterly meeting of the Board of the Trust. In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of July 31, 2026, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2026, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$449,898,780	$468,505,839
Investments in Securities	45,838,260	25,425,853

5. SHARES OF BENEFICIAL INTEREST

	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Investor Shares
Shares sold	1,571,042	$16,086,171	1,772,665	$17,909,118
Shares issued in reinvestment of dividends and distributions	347,667	3,555,321	356,545	3,611,273
Shares redeemed	(1,667,721)	(17,052,455)	(2,339,402)	(23,666,077)

Net increase (decrease)	250,988	$2,589,037	(210,192)	$(2,145,686)

Institutional Shares
Shares sold	2,506,913	$25,417,919	2,229,116	$22,362,317
Shares issued in reinvestment of dividends and distributions	274,090	2,782,561	264,762	2,662,967
Shares redeemed	(1,619,825)	(16,442,708)	(2,302,480)	(23,138,825)

Net increase	1,161,178	$11,757,772	191,398	$1,886,459

Class Y Shares
Shares sold	813,902	$8,333,852	1,318,424	$13,321,743
Shares issued in reinvestment of dividends and distributions	117,519	1,202,874	107,852	1,093,117
Shares redeemed	(903,041)	(9,245,693)	(648,976)	(6,551,058)

Net increase	28,380	$291,033	777,300	$7,863,802

Total
Shares sold	4,891,857	$49,837,942	5,320,205	$53,593,178
Shares issued in reinvestment of dividends and distributions	739,276	7,540,756	729,159	7,367,357
Shares redeemed	(4,190,587)	(42,740,856)	(5,290,858)	(53,355,960)

Net increase	1,440,546	$14,637,842	758,506	$7,604,575

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

6. SUMMARY OF DERIVATIVE ACTIVITY

At July 31, 2026, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps/Unrealized appreciation on OTC swap Contracts/Receivable for variation margin futures /Net assets consist of- Total distributable earnings	$1,988,388	*	Payable for variation margin swaps/Unrealized depreciation on OTC swap Contracts/Payable for variation margin futures /Net assets consist of- Total distributable earnings	$2,391,699	*

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of -Total distributable earnings	46,687		Unrealized depreciation on forward currency contracts/Net assets consist of -Total distributable earnings	87,530

Total		$2,035,075			$2,479,229

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

For the year ended July 31, 2026, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	(351,995)	(668,121)

Credit Risk	Net realized gain (loss) from swap contracts and options/ Net change in unrealized appreciation (depreciation) from swap contracts	62,112	-

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	319,525	(276,553)

Total		$29,642	(944,674)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$11,712,395
Forward currency contracts (contract amount)	$16,628,816
OTC interest rate swap contracts (notional)	$2,859,231
OTC total return swap contracts (notional)	$1,000,000
Centrally cleared interest rate swap contracts (notional)	$138,393,919
Centrally cleared credit default swap contracts (notional)	$180,769

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

7. FEDERAL TAX STATUS

The tax basis of the components of distributable earnings for the Funds at July 31, 2026, are as follows:

Unrealized appreciation/(depreciation)	$(15,693,685)
Capital losses, other losses and other temporary differences	(21,241,736)

Distributable net earnings/(deficit)	$(36,935,421)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2026, the Fund had a short-term capital loss carryover of $11,718,403 and long-term capital loss carryover of $9,523,333.

For tax purposes, the Fund may elect to defer any portion of a Post-October Capital Loss Deferral or Late Year Ordinary Loss to the first day of the following fiscal year.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,

	2026	2025
Ordinary income	$8,493,157	$8,280,094
Long-term capital gain	-	-

Total	$8,493,157	$8,280,094

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:

Aggregate Cost	$299,582,009

Gross unrealized appreciation	$1,510,973
Gross unrealized depreciation	(16,806,821)

Net unrealized appreciation (depreciation)	$(15,295,848)

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Market Risk. For each Domini Fund, the market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, political instability, recessions, inflation, changes in interest or currency rates, the global and domestic effects of widespread or local health, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, public health events, terrorism, wars, natural

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

disasters and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, nonperformance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, is not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. This and other government intervention into the economy and financial markets have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The U.S. government has prohibited U.S. persons, such as the Fund, from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China’s long-running conflict over Taiwan’s sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Market Sector Risk. Each Domini Fund may hold a large percentage of securities in a particular market sector. To the extent a Fund holds a large percentage of securities in a particular sector, its performance will be tied closely to and affected by the performance of that sector and the Fund will be subject to a greater

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NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2026

degree to any market price movements, regulatory or technological change, economic conditions, the spread of infectious illness or other public health issues, or other developments affecting the issuers or companies in such market sectors.

Financials Sector Risk. The investment by each Domini Fund of a large percentage of its holdings in securities of issuers in the financials sector will subject the Fund to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments affecting the issuers or companies in the financials sector. Issuers in the financials sector, such as banks, insurance companies, and broker-dealers, may be sensitive to changes in interest rates, credit rating downgrades, decreased liquidity in credit markets, and general economic activity, and are generally subject to extensive government regulation.

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Fund and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Domini Impact Bond Fund (the Fund), one of the funds comprising Domini Investment Trust, including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2026, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 23, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

THE DOMINI FUNDS

TAX INFORMATION (UNAUDITED)

FOR THE YEAR ENDED JULY 31, 2026

The amount of long-term capital gains paid for the year ended July 31, 2026 was as follows:

Domini Impact Equity Fund	$113,799,922
Domini Sustainable Solutions Fund	-
Domini Impact International Equity Fund	-
Domini Impact Bond Fund	-

For dividends paid from net investment income during the year ended July 31, 2026, the Funds designated the following as Qualified Dividend Income:

Domini Impact Equity Fund	$5,107,939
Domini Sustainable Solutions Fund	43,483
Domini Impact International Equity Fund	23,839,650
Domini Impact Bond Fund	-

Of the ordinary distributions made by the Domini Impact Bond Fund during the fiscal year ended July 31, 2026, 44% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

For corporate shareholders, 76% and 100% of dividends paid from net investment income for the Domini Impact Equity Fund and the Domini Sustainable Solutions Fund, respectively, were eligible for the corporate dividends received deduction.

	Foreign Tax Paid		Foreign Source Income
	TOTAL	PER SHARE	TOTAL	PER SHARE
Domini Impact Equity Fund	$-	$-	$-	$-
Domini Sustainable Solutions Fund	-	-	-	-
Domini Impact International Equity Fund	2,898,700	0.04	29,220,686	0.36
Domini Impact Bond Fund	-	-	-	-

The foreign taxes paid or withheld per share represent taxes incurred by the Funds on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

Not Applicable.

PROXY VOTING INFORMATION

Not Applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

Refer to information in the Financial Statements.

STATEMENT REGARDING BASIS FOR APPROVAL OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the fund’s investment management and submanagement agreements. At its meeting held on April 29, 2026, the Board of Trustees (“Board” or “Trustees”) of the Domini Investment Trust (the “Trust”), including all of the Independent Trustees, voted to approve the continuance of: (i) the Amended and Restated Management Agreement with Domini Impact Investments LLC (“Domini” or the “Adviser”) for the Domini Impact Equity Fund (the “Equity Fund”), Domini Sustainable Solutions Fund (the “Sustainable Solutions Fund”), and Domini Impact International Equity Fund (the “International Equity Fund”), (ii) the Amended and Restated Management Agreement with Domini with respect to the Domini Impact Bond Fund (the “Bond Fund”) (each a “Management Agreement” and collectively, the “Management Agreements”), (iii) the Submanagement Agreements between Domini and SSGA Funds Management, Inc. (“SSGA FM” or “Subadviser”) with respect to the Equity Fund and the Sustainable Solutions Fund, respectively, (iv) the Amended and Restated Submanagement Agreement between Domini and Wellington Management Company LLP (“Wellington Management” or “Subadviser”) with respect to the International Equity Fund, and (v) the Amended and Restated Submanagement Agreement between Domini and Wellington Management with respect to the Bond Fund (each a “Submanagement Agreement” and collectively, the “Submanagement Agreements” and with the Management Agreements, the “Agreements”). The Equity Fund, the Sustainable Solutions Fund, the International Equity Fund, and the Bond Fund are each referred to as a “Fund” and collectively, the “Funds.”

Prior to the April 29, 2026, meeting, the Board requested, received, and reviewed written responses from Domini, SSGA FM, and Wellington Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses. The Board reviewed and evaluated information, both written and verbal information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the continuation of the Agreements at the meeting of the Independent Trustees on April 15, 2026. Information provided to the Board at its meetings throughout the year included, among other things, reports on each Fund’s performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other service provided to the Funds by SSGA FM, Wellington Management, and Domini and their affiliates.

The Board considered the Management Agreements and the Submanagement Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and Subadviser in providing services to the Funds

Throughout the process, the Board had the opportunity to ask questions of and request additional information from Domini, SSGA FM, and Wellington Management. The Board was assisted by legal counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received memoranda from counsel to the Trust discussing the legal standards for their consideration of the Agreements. The Independent Trustees were advised by and met in executive sessions with their independent legal counsel at which no representatives of management were present to discuss the proposed continuation of the Agreements, including during the April 29, 2026, meeting.

In connection with the Board’s consideration of the renewal of the Agreements with respect to each of the Funds, the Board received written materials in advance of the meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Funds by Domini, SSGA FM, and by Wellington Management; (ii) a description of Domini’s, SSGA FM’s, and Wellington Management’s investment management and other personnel and their background and experience; (iii) an overview of Domini’s, SSGA FM’s, and Wellington Management’s operations and financial condition; (iv) a comparison of each Fund’s advisory fee and overall expenses with those of comparable mutual funds selected by ISS Corporate Solutions, Inc. (“ISS Corporate Solutions”), an independent third party provider of mutual fund data; (v) performance information for comparable mutual funds and for comparatively managed accounts, if any; (vi) the level of profitability from Domini, SSGA FM, and Wellington Management’s relationships with the Funds; (vii) a description of Domini’s, SSGA FM’s, and Wellington Management’s brokerage practices (including any soft dollar arrangements); and (viii) Domini’s, SSGA FM’s, and Wellington Management’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity, business continuity and disaster recovery.

In reaching their determination to approve the continuance of the Agreements with respect to each Fund, the Trustees reviewed and evaluated information, both written and oral, and a variety of factors that they believed relevant and appropriate through the exercise of their reasonable business judgment. The Trustees’ determination to continue each of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements, as well as information considered in connection with continuation or initial approval of the Agreements in prior years. In addition to the April 29, 2026, meeting at which continuation of the Agreements was considered, the Independent Trustees met separately on April 15, 2026, and reviewed and discussed such Agreements and information provided to them in connection with the same. The Independent Trustees also met with management, as well as separately with their independent counsel on April 28, 2026, to further review and discuss information in connection with the same.

APPROVAL OF THE MANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Management Agreement with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighed certain factors differently. The Trustees noted that the evaluation process with respect to Domini and the Management Agreements is an ongoing one. In evaluating the Management Agreements, the Trustees also took into account their knowledge of Domini, its services, and the Funds, resulting from the Trustees’ meetings and other information, and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board considered renewal of the Management Agreement with respect to each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreements and discussed the proposed continuation of the Management Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by Domini related to the Management Agreement with respect to each Fund, including each Management Agreement, Domini’s Form ADV, a description of the firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of Domini and its ability to provide the services required under the Management Agreements, an overview of the personnel that perform services for the Funds, and Domini’s compliance policies and procedures. The Board also considered Domini’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity and disaster recovery.

The Trustees reviewed the terms of the Management Agreements and considered that, pursuant to each Management Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, including by engaging and overseeing the activities of each Fund’s submanager. It was noted, with respect to the Equity Fund and the Sustainable Solutions Fund, that Domini applies its environmental and social standards and may consider financial criteria to select each Fund’s investments consistent with each such Fund’s investment objective and policies, and that SSGA FM, the Funds’ submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Funds’ assets to be held in short-term investments. It was noted that, with respect to the International Equity Fund and the Bond Fund, Domini applies its environmental and social standards to a universe of securities provided by Wellington Management Company LLP (“Wellington Management”), such Funds’ submanager, and that Wellington Management provides the day-to-day portfolio management of such Funds, including making purchases and sales of eligible portfolio securities consistent with each such Fund’s investment objective and policies.

The Trustees considered the scope and the quality of the services provided by Domini to each Fund under the respective Management Agreement. They considered the professional experience, tenure, and qualifications of the investment management team and the other senior personnel at Domini who are responsible for the management of the day-to-day operations of the Funds, including but not limited to the oversight and monitoring of each Fund’s submanager and other third-party service providers. They also considered Domini’s capabilities and experience in the development and application of environmental and social investment standards and its reputation and leadership in the impact investment community. The Trustees considered the information they had received from Domini concerning the professional experience of its research team. The terms of each Management Agreement were also reviewed by the Trustees. It was noted that no change to services was proposed. In addition, they considered Domini’s compliance record. The Trustees also noted that, on a regular basis, they receive information from the Trust’s Chief Compliance Officer (CCO) regarding Domini’s compliance policies and procedures, including its Code of Ethics. The Trustees also took into account that the scope of services provided by Domini and the undertakings required of Domini in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, valuation of portfolio securities, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market, and other developments. They also considered the quality of Domini’s compliance oversight program with respect to the Funds’ service providers, including each Fund’s submanager. They also considered both the investment advisory services and the nature, quality, and extent of the administrative and other non-advisory services, including shareholder servicing and distribution support services that are provided to the Funds and its shareholders by Domini and its affiliates. The Board also considered the significant risks assumed by Domini in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Funds.

The Trustees noted that Domini administers each Fund’s business and other affairs pursuant to the Management Agreements, and with respect to the Equity Fund, also pursuant to a Sponsorship Agreement, and with respect to the Bond Fund, also pursuant to an Administration Agreement. It was noted that, among other things, Domini provides each Fund with office space, administrative services and personnel as are necessary for operations, and that Domini pays all of the compensation of the officers and the Trustees who are not Independent Trustees. The Trustees considered the quality of the administrative services Domini provided to each Fund, including Domini’s role in coordinating and monitoring the activities of service providers. They noted that they were satisfied with the quality of the management and administrative services provided by Domini to each Fund, including Domini’s oversight of each Fund’s submanager and development and application of environmental and social investment standards.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services provided by Domini to each Fund under the respective Management Agreement.

Performance Information. The Trustees considered the investment performance of each of the Funds. They considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. Among other performance data considered, the Trustees reviewed the investment performance of the Funds over various time periods based on data provided to them by Domini, including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2025 (or, for the Sustainable Solutions Fund, which commenced operations in 2020, for the 1-year, 3-year, 5-year, and since inception periods). The Trustees compared these investment returns to the returns of each Fund’s respective benchmark index for the same periods. The Trustees also compared the investment performance of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2026 (or, for the Sustainable Solutions Fund which commenced operations in 2020, for the 1-year, 3-year and 5-year periods) to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Corporate Solutions, Inc. (“ISS Corporate Solutions”), an independent third-party data provider.

The Board noted that while it found the data provided by the third-party data provider generally useful, the Board recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the performance peer group. The Board also took into account management’s discussion of the Morningstar categories in which the Funds were placed, including any differences between each Fund’s investment strategy and the strategy of the funds in that Fund’s respective category, as well as compared to the peer group selected by the independent third-party data provider.

Among other performance data considered, the Trustees took into account the following:

Equity Fund

The Trustees considered that, based on data provided by ISS Corporate Solutions, the Equity Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 3-year period ended January 31, 2026, and underperformed relative to the average performance of the applicable SRI peer group for the 1-, 5- and 10-year periods ended January 31, 2026. The Trustees noted that the Equity Fund’s Institutional shares had outperformed relative to the average performance of the applicable SRI peer group for the 3- and 10-year periods ended January 31, 2026, and underperformed relative to the average performance of the applicable SRI peer group for the 1- and 5-year periods ended January 31, 2026. The Trustees also noted that each of the Fund’s Investor shares and Institutional shares had underperformed relative to the Fund’s benchmark for the 1-, 3-, 5- and 10-year periods ended December 31, 2025, and since the change to the Fund’s investment strategy that took effect December 1, 2018.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current and past market conditions on the Fund’s investment style and its performance. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Equity Fund.

Sustainable Solutions Fund

The Trustees noted that the Sustainable Solutions Fund commenced operations on April 1, 2020. The Trustees considered that, based on data provided by ISS Corporate Solutions, the Fund’s Institutional shares had underperformed relative to the average performance of the applicable SRI peer group for the 1-, 3-, and 5-year periods ended January 31, 2026. The Trustees also noted that the Fund’s Institutional shares had underperformed relative to the Fund’s benchmark for the 1-year, 3-year, 5-year and since inception periods ended December 31, 2025.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current and past market conditions on the Fund’s investment style and its performance. The Board also noted that Institutional shares of the Fund had outperformed relative to the Fund’s benchmark for the most recent six-month period ended January 31, 2026. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Sustainable Solutions Fund.

International Equity Fund

The Trustees considered that, based on data provided by ISS Corporate Solutions, the International Equity Fund’s Institutional shares had outperformed relative to the average performance of the applicable SRI peer group for the 1-, 3-, and 5-year periods ended January 31, 2026 and underperformed relative to the average performance of the applicable SRI peer group for the 10-year period ended January 31, 2026. The Trustees also noted that the Fund’s Institutional shares had outperformed relative to the Fund’s benchmark for the 1-, 3-, and 5-year periods ended December 31, 2025, and underperformed relative to the Fund’s benchmark for the 10-year period ended December 31, 2025.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark over various periods, including the performance of its quantitative model, the impact of current market conditions on the Fund’s investment style and took into account management’s discussion of the Fund’s performance over the longer term, including actions taken to address the Fund’s performance. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the International Equity Fund.

Bond Fund

The Trustees considered that, based on data provided by ISS Corporate Solutions, the Bond Fund’s Institutional shares had underperformed relative to the average performance of the applicable SRI peer group for the 1-, 3-, 5- and 10-year periods ended January 31, 2026. The Trustees noted that the Bond Fund’s Institutional shares had underperformed relative to the average performance of the non-SRI peer group for the 1-, 3-, 5-, and 10-year periods ended January 31, 2026. The Trustees also noted that the Fund’s Institutional shares had outperformed relative to the Fund’s benchmark for the 3- and 10-year periods ended December 31, 2025, and underperformed relative to the Fund’s benchmark for 1- and 5-year periods ended December 31, 2025.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark, including the factors that contributed to the Fund’s performance including current and past market conditions and the peer group in which it was placed, as well as the Fund’s overall performance history over the longer term. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Bond Fund.

Fees and Other Expenses. The Trustees considered the management fees paid by each Fund to Domini, the submanagement fees paid by Domini to each Fund’s submanager with respect to each Fund and the portion of the fees retained by Domini, in each case in light of the services rendered for those amounts and the risks undertaken by Domini. The Trustees also considered the sponsorship fee rate paid by the Equity Fund to Domini under the Sponsorship Agreement and the administrative fee paid by the Bond Fund to Domini under the Administration Agreement and the services provided under each such agreement.

The Trustees also considered the information provided to them by ISS Corporate Solutions, including data relating to the level of each Fund’s management fee (aggregate of any sponsorship or administrative fee, as applicable) versus the aggregate management fee (which includes advisory and administrative fees) for the relevant ISS Corporate Solutions, peer groups of SRI and non-SRI funds (for the Bond Fund), as applicable, and compared each Fund’s total expense ratio to the total expense ratio of those peers, after giving effect to applicable contractual fee waiver arrangement. The Trustees also considered that Domini (and not the Funds) pays each Fund’s submanager from its advisory fee. The Board also considered the investment advisory fee charged by Domini to any of the Funds having similar investment mandates, if any.

Among other expense data considered, the Trustees took into account the following:

Equity Fund

Based on the information provided by ISS Corporate Solutions, the Trustees noted that the aggregate management fees for the Equity Fund were the same as the median and lower than the average aggregate management fees of the Fund’s SRI peer group. The Trustees considered that the total expense ratio of the Equity Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to any applicable contractual expense waiver arrangements. The Trustees considered that the total expense ratio of the Equity Fund’s Institutional shares was lower than the median and average total expense ratios of the SRI peer group, after giving effect to any applicable contractual expense waiver arrangements.

Sustainable Solutions Fund

Based on the information provided by ISS Corporate Solutions, the Trustees considered that the aggregate management fees for the Sustainable Solutions Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the Sustainable Solutions Fund’s Institutional shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements. The Trustees considered additional contractual expense waiver arrangements that went into effect on November 30, 2025.

International Equity Fund

Based on the information provided by ISS Corporate Solutions, the Trustees considered that the aggregate management fees for the International Equity Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the International Equity Fund’s Institutional shares was higher than the median and the average total expense ratios of the SRI peer group, after giving effect to any applicable contractual expense waiver arrangements.

Bond Fund

Based on the information provided by ISS Corporate Solutions, the Trustees considered that the aggregate management fees for the Bond Fund were higher than the median and average aggregate management fees of the relevant SRI and non-SRI peer groups. They also noted that the total expense ratio of the Bond Fund’s Institutional shares was higher than the median and average total expense ratios of the SRI and non-SRI peer groups, in each case after giving effect to the applicable contractual expense waiver arrangements.

The Board took into account management’s discussion of each Fund’s expenses, including the differences between the amount of those expenses and the expenses borne by the funds in the Fund’s peer group, as well as the impact of the size of the Domini Fund complex on expenses relative to the expenses of the funds in the Fund’s peer group. The Board also took into account the level and type of services provided by Domini to the Funds. The Board also noted management’s discussion of the management fee structure with respect to each Fund and considered that Domini was waiving and/or reimbursing certain expenses for each of the Funds.

Based on the foregoing, the Trustees concluded that management fees payable by each of the Funds were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Management Agreement with respect to each Fund.

Costs of Services Provided and Profitability. The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini in respect of its management relationship with each Fund and sponsorship relationship with the Equity Fund and administrative relationship with the Bond Fund for the 2025 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. The Trustees also reviewed the financial results realized by Domini in connection with the operations of each Fund for December 31, 2025. The Trustees also noted that Domini paid the submanagement fees for each of the Funds out of the management fees that it received from each Fund. The Trustees also considered that Domini had entered into expense limitation arrangements with respect to the Funds. The Board also took into account the risks that Domini assumes as each Fund’s Adviser, including entrepreneurial, operational, reputational, litigation and regulatory risk. The Trustees concluded that they were satisfied that the level of profitability of Domini and its affiliates, if any, with respect to the services provided to each Fund was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Domini as each Fund’s assets increased and the extent to which such economies of scale were reflected in the fees charged with respect to each Fund under the Management Agreements. The Trustees noted that there were breakpoints in the fee schedules with respect to each Fund. The Trustees concluded that breakpoints were an effective way to share economies of scale and that this was a positive factor in support of the approval of the continuance of the Management Agreement with respect to each Fund.

Other Benefits. The Trustees considered the other benefits that Domini and its affiliates receive from their relationship with each Fund. The Trustees also considered the fees payable to Domini under the Sponsorship Agreement and Administration Agreement. The Trustees considered the brokerage practices of Domini and noted that, based on information provided to them, Domini does not currently receive the benefits of soft dollar commissions with respect to the Funds. The Trustees also considered the intangible benefits that may accrue to Domini and its affiliates by virtue of their relationship with the Funds. The Trustees concluded that the benefits received by Domini and its affiliates were reasonable in the context of the relationship between Domini and each of the Funds, and supported the approval of the continuance of the Management Agreement with respect to each Fund.

APPROVAL OF THE SUBMANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Submanagement Agreements with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighed certain factors differently. The Trustees noted that the evaluation process with respect to SSGA FM, Wellington Management, and the Submanagement Agreements is an ongoing one. In evaluating the Submanagement Agreements, the Trustees took into account their knowledge of SSGA FM and Wellington Management, and each of their services and the Funds resulting from the Trustees meetings and other information and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Trustees also took into account the recommendations and performance evaluations of Domini with respect to SSGA FM and Wellington Management and considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board considered renewal of the Submanagement Agreement with respect to each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Submanagement Agreements and discussed the proposed continuation of the Submanagement Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by SSGA FM and Wellington Management related to the applicable Submanagement Agreement with respect to each Fund, including the Submanagement Agreement, SSGA FM’s and Wellington Management’s Form ADV, a description of each firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of SSGA FM and Wellington Management and each firm’s ability to provide the services required under the applicable Submanagement Agreement, an overview of the personnel that perform services for each Fund, and SSGA FM and Wellington Management’s compliance policies and procedures. The Board also considered SSGA FM’s and Wellington Management’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity, and disaster recovery.

The Trustees reviewed the terms of each Submanagement Agreement and considered the scope and quality of the services provided by SSGA FM and Wellington Management to each Fund under the respective Submanagement Agreement. The Trustees noted that pursuant to each Submanagement Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, which it does including by engaging and overseeing the activities of SSGA FM and Wellington Management, as applicable. It was noted, with respect to the Equity Fund and Sustainable Solutions Fund, that Domini applies its environmental and social standards and may consider financial criteria to select each Fund’s investments consistent with each such Fund’s investment objective and policies and that SSGA FM, the Fund’s submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments. It was noted with respect to the International Equity Fund and Bond Fund, that Domini applies its environmental and social standards to a universe of securities provided by Wellington Management with respect to each Fund and that Wellington Management provides the day-to-day portfolio management of each Fund, including making purchases and sales of securities consistent with each Fund’s investment objective and policies and Domini’s environmental and social standards.

The Trustees then considered the professional experience, tenure, and qualifications of the portfolio management team of each Fund and the other senior personnel at SSGA FM and Wellington Management. They also reviewed SSGA FM and Wellington Management’s compliance record. The Trustees also noted that, on a regular basis, it receives information from the Trust’s Chief Compliance Officer (CCO) regarding SSGA FM and Wellington Management’s compliance policies and procedures, including its Code of Ethics. The Trustees noted that there were no material changes to the teams providing services to each Fund. The Trustees also received information with respect to SSGA FM and Wellington Management’s brokerage policies and practices, including with respect to best execution and soft dollars. The terms of the Submanagement Agreements were also reviewed by the Trustees.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality, and extent of services provided by SSGA FM and Wellington Management to each Fund under the applicable Submanagement Agreement.

Performance Information. The Trustees considered the investment performance of each Fund over various time periods based on data provided by Domini including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2025 (or, for the Sustainable Solutions Fund, which commenced operations in 2020, for the 1-year, 3-year, 5-year, and since inception periods). This information was compared to performance information with respect to each Fund’s respective benchmark. The Trustees also compared the investment performance of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2026 (or, for the Sustainable Solutions Fund, which commenced operations in 2020, for the 1-year, 3-year and 5-year periods), to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Corporate Solutions, Inc. (“ISS Corporate Solutions”), an independent third-party data provider. The Trustees also took into account Domini’s evaluation of SSGA FM’s and Wellington Management’s performance with respect to each Fund.

The Trustees concluded that they had continued confidence in SSGA FM’s and Wellington Management’s overall capability to manage the respective Funds for which they served as Submanager.

Fees and Other Expenses. The Trustees considered the submanagement fees paid by Domini to SSGA FM and Wellington Management under the Submanagement Agreement with respect to each Fund. The Trustees noted that each Submanagement Agreement had been negotiated at arms-length between Domini and SSGA FM or Wellington Management, as applicable. The Trustees noted SSGA FM’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the Equity Fund or the Sustainable Solutions Fund, because of the unique investment approach applied to such Funds (combining investment selection from Domini and trade implementation and management of short-term investments by SSGA FM). The Trustees noted Wellington Management’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the International Equity Fund or the Bond Fund because of the unique investment approach applied to such Funds (combining proprietary analysis from Domini and Wellington Management). The Trustees also compared SSGA FM’s and Wellington Management’s fee with respect to each Fund against the other Funds and took into account the different investment strategies of each Fund. The Trustees also noted the comparative sub-advisory fee information, as available, in the report provided by ISS Corporate Solutions, with respect to each Fund. The Trustees considered a reduction in the submanagement fee for the International Equity Fund that went into effect as of August 1, 2024. The Trustees noted that, with respect to each Fund, Domini (and not the applicable Fund) pays SSGA FM and Wellington Management from its management fee and that they had reviewed the management fee and comparative fee information in connection with their consideration of the Management Agreement with respect to each Fund.

The Trustees determined, based on the nature and quality of the services provided by SSGA FM and Wellington Management, and in light of the preceding factors, that the fees paid by Domini to SSGA FM and Wellington Management with respect to each Fund were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Submanagement Agreement with respect to each Fund.

Costs of Services Provided and Profitability.

Equity Fund and Sustainable Solutions Fund

The Trustees reviewed financial information provided by SSGA FM, including a summary profitability statement which identified the revenues and expenses generated by the Funds as separate items. Based on the allocation methodology described and information provided, the Trustees concluded that they were satisfied that SSGA FM’s level of profitability with respect to services provided to each Fund was not excessive. However, the Board also took into account that each Submanagement Agreement was negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to SSGA FM from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by SSGA FM was not a material factor in the Board consideration.

International Equity Fund and Bond Fund

The Trustees reviewed financial information provided by Wellington Management, including a pro-forma income statement. Based on the information provided, the Trustees concluded that they were satisfied that Wellington Management’s level of profitability with respect to services provided to the Funds was not excessive. However, the Board also took into account that the Submanagement Agreements were negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to Wellington Management from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by Wellington Management was not a material factor in the Board consideration.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by SSGA FM and Wellington Management as the assets in each Fund increased and the extent to which economies of scale were reflected in the fee schedule for that Fund under each Submanagement Agreement. The Trustees noted that the submanagement fees are paid by Domini and not the Fund. However, the Trustees noted the breakpoints in fees payable under each Submanagement Agreement with respect to each Fund, as well as breakpoints in the fees payable to Domini under the Management Agreement for each Fund, and concluded that such breakpoints were an effective way to share economies of scale with shareholders as the assets in each Fund grew and supported the approval of the applicable Submanagement Agreement.

Other Benefits. The Trustees considered the other benefits that SSGA FM and Wellington Management and their respective affiliates received from their relationship with the Funds. The Board noted that one of SSGA FM’s affiliates currently serves as the Funds’ Custodian. The Board noted that none of Wellington Management or any of its affiliates provided any other services to the Funds. The Trustees also considered the brokerage practices of SSGA FM and Wellington Management, including each entity’s use of soft dollar arrangements, if any, with respect to the Funds. In addition, the Trustees considered the intangible benefits that accrued to SSGA FM and Wellington Management and their respective affiliates by virtue of their relationship with the Funds.

The Trustees concluded that the benefits received by SSGA FM, Wellington Management, and their respective affiliates were reasonable in the context of the relationship between SSGA FM or Wellington Management, and each applicable Fund, and supported the approval of the Submanagement Agreement with respect to each Fund.

* * * * * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Agreements would be in the best interest of each respective Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, respectively, for an additional one-year period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the Registrant during the period covered by the report to the Registrant’s Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Basis for Approval of Advisory Contracts is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Danielle Thebeau, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Thebeau determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in this report on Form N-CSR is accumulated and communicated to the registrant’s management, including Ms. Laible and Ms. Thebeau, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Not applicable

(a)(3) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(4) Not applicable

(b) A certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the President (Principal Executive Officer) and the Treasurer (Principal Financial Officer) of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 5, 2026

By:	/s/ Danielle Thebeau
Danielle Thebeau
Treasurer (Principal Financial Officer)

Date: October 5, 2026